As filed with the Securities and Exchange Commission on June 28, 2001
                        Securities Act File No. 33-53800
                    Investment Company Act File No. 811-07324
________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                              -------------------

                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

         Pre-Effective Amendment No.                                  [ ]
                                     -----
         Post-Effective Amendment No.  23                             [X]
                                     -----

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

         Amendment No.   24                                           [X]
                       -----

                        (Check appropriate box or boxes.)


                         GARDNER LEWIS INVESTMENT TRUST
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)


        285 Wilmington-West Chester Pike, Chadds Ford, Pennsylvania 19317
        -----------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)


        Registrant's Telephone Number, including Area Code (252) 972-9922
                                                           --------------

                              C. Frank Watson, III
    116 South Franklin Street, Post Office Box 69, Rocky Mount, NC 27802-0069
    -------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                 With Copies to:
                                 ---------------
                                  Peter J. Shea
                      Parker, Poe, Adams and Bernstein L.L.P.
                            Three First Union Center
                       401 South Tryon Street, Suite 3000
                               Charlotte, NC 28202

 Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this filing.
                                               ------------------------------

It is proposed that this filing will become effective:  (check appropriate box)

         [X] immediately upon filing pursuant to paragraph (b);
         [ ] on ________ (date) pursuant to paragraph (b);
         [ ] 60 days after filing pursuant to paragraph (a)(1);
         [ ] on ________ (date) pursuant to paragraph (a)(1);
         [ ] 75 days after filing pursuant to paragraph (a)(2); or
         [ ] on ________ (date) pursuant to paragraph (a)(2) of rule 485.

                         GARDNER LEWIS INVESTMENT TRUST

                       Contents of Registration Statement


This registration statement consists of the following papers and documents:

Cover Sheet
Contents of Registration Statement
The Chesapeake Growth Fund
    -Part A - Institutional Shares Prospectus
    -Part A - Super-Institutional Shares Prospectus
    -Part A - Class A Investor Shares Prospectus
    -Part B - Statement of Additional Information
The Chesapeake Core Growth Fund
    -Part A - Prospectus
    -Part B - Statement of Additional Information
Part C - Other Information and Signature Page
Exhibits

                                     PART A
                                     ------

                                    FORM N-1A

                                  PROSPECTUSES


Cusip Number 36559B401                                       NASDAQ Symbol CHESX

________________________________________________________________________________

                           THE CHESAPEAKE GROWTH FUND

                                 A series of the
                         Gardner Lewis Investment Trust

                              INSTITUTIONAL SHARES
________________________________________________________________________________



                                   PROSPECTUS
                                  June 28, 2001






The Chesapeake Growth Fund ("Fund") seeks capital appreciation. In seeking to achieve its objective, the Fund will invest primarily in equity securities of medium and large capitalization companies. This Fund also offers Super-Institutional Shares and Class A Investor Shares, which are offered by other prospectuses.






                               Investment Advisor
                               ------------------

                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317

                                 1-800-430-3863









The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

THE FUND...................................................................... 2
--------
      Investment Objective.....................................................2
      Principal Investment Strategies..........................................2
      Principal Risks of Investing in the Fund.................................3
      Bar Chart and Performance Table..........................................4
      Fees and Expenses of the Fund............................................2

MANAGEMENT OF THE FUND.........................................................2
----------------------
      The Investment Advisor...................................................2
      The Administrator........................................................2
      The Transfer Agent.......................................................2
      The Distributor..........................................................2

INVESTING IN THE FUND..........................................................2
---------------------
      Minimum Investment.......................................................7
      Purchase and Redemption Price............................................7
      Purchasing Shares........................................................8
      Redeeming Your Shares....................................................9

OTHER IMPORTANT INVESTMENT INFORMATION........................................12
--------------------------------------
      Dividends, Distributions, and Taxes.....................................12
      Financial Highlights ...................................................13
      Additional Information..........................................Back Cover

                                    THE FUND
                                    --------

INVESTMENT OBJECTIVE

The Chesapeake Growth Fund seeks capital appreciation. In seeking to achieve its objective, the Fund will invest primarily in equity securities of medium and large capitalization companies.


PRINCIPAL INVESTMENT STRATEGIES

The Fund, which is a diversified separate investment portfolio of the Gardner Lewis Investment Trust ("Trust"), seeks capital appreciation by investing primarily in equity securities of medium and large capitalization companies. The Fund considers a medium capitalization company to be one that has a market capitalization, measured at the time that the Fund purchases the security, between $1 billion and $10 billion. The Fund considers a large capitalization company to be one that has a market capitalization, measured at the time that the Fund purchases the security, of at least $10 billion. The Fund's investments in these medium and large capitalization companies will be primarily in equity securities, such as common and preferred stocks and securities convertible into common stocks.

In making investment decisions for the Fund, Gardner Lewis Asset Management ("Advisor") will base those decisions on its analysis of companies that show superior prospects for growth. By developing and maintaining contacts with management, customers, competitors and suppliers of current and potential portfolio companies, the Advisor attempts to invest in those companies undergoing positive changes that have not yet been recognized by "Wall Street" analysts and the financial press. These changes often include:

        o new product introductions,
        o new distribution strategies,
        o new manufacturing technology, and/or
        o new management team or management philosophy.

Lack of recognition of these changes often causes securities to be less efficiently priced. The Advisor believes these companies offer unique and potentially superior investment opportunities.

Additionally, companies in which the Fund invests typically will show strong earnings growth when compared to the previous year's comparable period. The Advisor also favors portfolio investments in companies whose price when purchased is not yet fully reflective of their growth rates. In selecting these portfolio companies, the Advisor includes analysis of the following:

        o  growth rate of earnings,
        o  financial performance,
        o  management strengths and weaknesses,
        o  current market valuation in relation to earnings growth,
        o  historic and comparable company valuations,
        o level and nature of the company's debt, cash flow, working capital, and
        o  quality of the company's assets.

Under normal market conditions, the Fund will invest at least 90% of the Fund's total assets in equity securities, of which no more than 25% of the Fund's total assets will be invested in the securities of any one industry. Up to 10% of the Fund's total assets may consist of foreign securities and sponsored ADRs.
However, all securities will be traded on domestic and foreign securities exchanges or in the over-the-counter markets. While portfolio securities are generally acquired for the long term, they may be sold under any of the following circumstances:

o the anticipated price appreciation has been achieved or is no longer probable;
o the company's fundamentals appear, in the analysis of the Advisor, to be deteriorating;
o general market expectations regarding the company's future performance exceed those expectations held by the Advisor; or
o alternative investments offer, in the view of the Advisor, superior potential for appreciation.


PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its objective. The following sections describe some of the risks involved with portfolio investments of the Fund.

Equity Securities: To the extent that the majority of the Fund's portfolio consists of common stocks, it is expected that the Fund's net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

Market Risk: Market risk refers to the risk related to investments in securities in general and daily fluctuations in the securities markets. The Fund's performance will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

Internal Change: Investing in companies which are undergoing internal change, such as implementing new strategies or introducing new technologies, as described above, may involve greater than average risk due to their unproven nature.

Medium Capitalization Companies: As noted above, the Fund may invest a significant portion of its assets in the equity securities of medium capitalization companies. To the extent the Fund's assets are invested in medium capitalization companies, the Fund may exhibit more volatility than if it were invested exclusively in large capitalization companies because of the fact that the securities of mid-cap companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that mid-cap companies often have limited product lines, markets, or financial resources and may lack management depth. Additionally, mid-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies, and there typically is less publicly available information concerning mid-cap companies than for larger, more established companies.

Although investing in securities of medium-sized companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed, and the prices of the companies' shares could significantly decline in value. Therefore, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies.

Investment Advisor Risk: The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective.

Overweighting in Certain Market Sectors: The percentage of the Fund's assets invested in various industries and sectors will vary from time to time depending on the Advisor's perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market. Consequently, a higher percentage of holdings in a particular industry or sector may have the potential for a greater impact on the Fund.

Portfolio Turnover: The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains. The payment of taxes on these gains could adversely affect the Fund's performance. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. See "Financial Highlights" for the Fund's portfolio turnover rate for prior periods.

Short-Term Investments: As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may determine from time to time that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund's expenses and the expenses relating to those other investment companies with respect to the Fund's assets invested in such investment companies. To the extent the Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective. Under normal circumstances, however, the Fund will also hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for Fund operating expenses.


BAR CHART AND PERFORMANCE TABLE

The bar chart and table shown below provide an indication of the risks of investing in The Chesapeake Growth Fund's Institutional Shares by showing (on a calendar year basis) changes in the Fund's average annual total returns from year to year for the Fund's Institutional Shares and by showing (on a calendar year basis) how the Fund's Institutional Shares average annual returns for one year, five years, and since inception compare to those of a broad-based securities market index and an index of small capitalization stocks. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.


[Bar chart here]:

         Year to Year Total Returns (as of December 31)
         ----------------------------------------------
                        1995    27.05%
                        1996    16.76%
                        1997    15.40%
                        1998    12.50%
                        1999    51.95%
                        2000     0.13%




o During the 6-year period shown in the bar chart above, the highest return for a calendar quarter was 43.15% (quarter ended December 31, 1999).
o During the 6-year period shown in the bar chart above, the lowest return for a calendar quarter was (24.91)% (quarter ended December 31, 2000).
o The year-to-date return of the Institutional Shares as of the most recent calendar quarter was (18.31)% (quarter ended March 31, 2001).

------------------------------------- ------------ -------------- --------------
Average Annual Total Returns             Past 1        Past 5         Since
Period ended December 31, 2000            Year          Year        Inception*
------------------------------------- ------------ -------------- --------------
The Chesapeake Growth Fund
      - Institutional Shares              0.13%        18.17%         18.70%
------------------------------------- ------------ -------------- --------------
Russell 2000 Index**                     (2.91)%       10.40%         11.29%
------------------------------------- ------------ -------------- --------------
S&P 500 Total Return Index ***           (9.10)%       18.31%         19.60%
------------------------------------- ------------ -------------- --------------

*  April 6, 1994 (inception date of the Fund's Institutional Shares)
** The  Russell  2000  Index is a widely  recognized,  unmanaged  index of small capitalization  stocks.
***The S&P 500 Total Return Index is the  Standard & Poor's  Composite  Index of
   500 stocks and is a widely recognized, unmanaged index of common stock prices.



FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund:

                    Shareholder Fees for Institutional Shares
                    (fees paid directly from your investment)
                    -----------------------------------------

         Maximum Sales Charge (Load) Imposed On Purchases
             (as a percentage of offering price) ....................None
         Redemption Fee
             (as a percentage of amount redeemed)....................None

             Annual Fund Operating Expenses for Institutional Shares
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------

         Management Fees.............................................1.00%
         Distribution and/or Service (12b-1) Fees.....................None
         Other Expenses..............................................0.18%
                                                                     -----
         Total Annual Fund Operating Expenses........................1.18%*
                                                                     =====

* "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Institutional Shares of the Fund for the fiscal year ended February 28, 2001. The Fund has entered into brokerage/service arrangements with specific brokers who have agreed to pay certain expenses of the Fund. As a result of these arrangements and waivers of a portion of shareholder administration fees by the Fund's administrator, for the fiscal year ended February 28, 2001, the Total Annual Fund Operating Expenses of the Institutional Shares of the Fund were 1.17% of the average daily net assets of the Institutional Shares of the Fund. There can be no assurance that these brokerage/service arrangements or fee waivers will continue in the future. The brokerage/service arrangements may be terminated at any time at the option of the Fund and it is expected that the fee waivers will not continue during the current fiscal year. See the "Management of the Fund - Brokerage/Service Arrangements" section below for more detailed information.

Example. This example shows you the expenses you may pay over time by investing in the Institutional Shares of the Fund. Since all funds use the same hypothetical conditions, the example should help you compare the costs of investing in the Fund versus other mutual funds. The example assumes the following conditions:

        (1)  You invest $10,000 in the Fund for the periods shown;
        (2)  You reinvest all dividends and distributions;
        (3)  You redeem all of your shares at the end of those periods;
        (4)  You earn a 5% total return; and
        (5)  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

---------------------------- ------------ ------------ ------------ ------------
     Period Invested            1 Year      3 Years      5 Years      10 Years
---------------------------- ------------ ------------ ------------ ------------
       Your Costs                $120        $375          $649        $1,432
---------------------------- ------------ ------------ ------------ ------------

                             MANAGEMENT OF THE FUND
                             ----------------------

THE INVESTMENT ADVISOR

The Fund's Advisor, Gardner Lewis Asset Management, established as a Delaware corporation in 1990 and converted to a Pennsylvania limited partnership in 1994, is controlled by W. Whitfield Gardner. Mr. Gardner and John L. Lewis, IV are control persons by ownership of the Advisor and executive officers of the Trust. They have been responsible for the day-to-day management of the Fund's portfolio since its inception in 1993. They have been with the Advisor since its inception on April 2, 1990. The Advisor has approximately $2.5 billion in assets under management and provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts, individuals, as well as other investment companies. The Advisor's address is 285 Wilmington-West Chester Pike, Chadds Ford, Pennsylvania 19317.

The Advisor is registered as an investment advisor with the Securities and Exchange Commission ("SEC") under the Investment Advisors Act of 1940, as amended ("1940 Act"). Subject to the authority of the Board of Trustees of the Trust ("Trustees"), the Advisor provides guidance and policy direction in connection with its daily management of the Fund's assets. The Advisor manages the investment and reinvestment of the Fund's assets. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Fund.

The Advisor's Compensation. As full compensation for the investment advisory services provided to the Fund, the Fund pays the Advisor monthly compensation based on the Fund's daily average net assets at the annual rate of 1.00%. The advisory fee paid to the Advisor by the Fund as a percentage of average net assets for the fiscal year ending February 28, 2001 was 1.00%.

Brokerage/Service Arrangements. The Fund has entered into brokerage/service arrangements with certain brokers who paid a portion of the Fund's expenses for the fiscal year ended February 28, 2001. This program has been reviewed by the Trustees, subject to the provisions and guidelines as clearly outlined in the securities laws and legal precedent of the United States. There can be no assurance that the Fund's brokerage/service arrangements will continue in the future.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. Subject to seeking the most favorable net price and execution available, the Advisor may also consider sales of shares of the Fund as a factor in the selection of brokers and dealers.

THE ADMINISTRATOR

The Nottingham Company, Inc. ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor of services to the Fund, and provides the Fund with other necessary administrative, fund accounting and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services to the Fund.

THE TRANSFER AGENT

NC Shareholder Services, LLC ("Transfer Agent") serves as the transfer agent and dividend disbursing agent of the Fund. As indicated later in the section of this Prospectus, "Investing in the Fund," the Transfer Agent will handle your orders to purchase and redeem shares of the Fund, and will disburse dividends paid by the Fund.

THE DISTRIBUTOR

Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of Fund shares. The Distributor may sell the Fund's shares to or through qualified securities dealers or others.

Other Expenses. In addition to the management fees and the 12b-1 fees for the Class A Investor Shares, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its independent auditors and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees'
liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.


                              INVESTING IN THE FUND
                              ---------------------

MINIMUM INVESTMENT

Institutional  Shares  of the Fund are sold and  redeemed  at net  asset  value.
Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares of the Fund. The minimum initial investment is $1,000,000 and the minimum additional investment is $5,000 ($100 for those participating in the automatic investment plan). The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.


PURCHASE AND REDEMPTION PRICE

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is received in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. Fund securities are valued chiefly by quotations from the primary market in which they are traded. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of that Fund. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except on business holidays when the NYSE is closed.

Other Matters. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tenders. The Fund may suspend redemption, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

PURCHASING SHARES

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. bank and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser to recover any such loss. For regular mail orders, please complete the attached Fund Shares Application and mail it, along with your check made payable to "The Chesapeake Growth Fund," to:

                      The Chesapeake Growth Fund
                      Institutional Shares
                      c/o NC Shareholder Services
                      116 South Franklin Street
                      Post Office Box 4365
                      Rocky Mount, North Carolina  27803-0365

Please remember to add a reference to "Institutional Shares" to your check to ensure proper credit to your account. The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-800-430-3863, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your bank use the following wire instructions:

                      First Union National Bank of North Carolina
                      Charlotte, North Carolina
                      ABA # 053000219
                      For: The Chesapeake Growth Fund - Institutional Shares Acct. # 2000000862068
                      For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $5,000. Before adding funds by bank wire, please call the Fund at 1-800-430-3863 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your Fund confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Exchange Feature. You may exchange shares of the Fund for shares any other series of the Trust advised by the Advisor and offered for sale in the state in which you reside. Shares may be exchanged for shares of any other series of the Trust at the net asset value plus the percentage difference between that series' sales charge and any sales charge, previously paid by you in connection with the shares being exchanged. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interest of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with 60-days' prior notice.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon 60-days' written notice to the shareholders.

An investor may direct the Fund to exchange his shares by writing to the Fund at its principal office. The request must be signed exactly as the investor's name appears on the account, and it must also provide the account number, number of shares to be exchanged, the name of the series to which the exchange will take place and a statement as to whether the exchange is a full or partial redemption of existing shares. Notwithstanding the foregoing, exchanges of shares may only be within the same class or type of class of shares involved. For example, Class A Investor Shares may not be exchanged for Institutional or Super-Institutional Shares. Notwithstanding the foregoing, unless otherwise determined by the Fund, an investor may not exchange shares of the Fund for shares of The Chesapeake Aggressive Growth Fund, another series of the Trust affiliated with the Advisor, unless such investor has an existing account with such Fund.

Stock Certificates. You do not have the option of receiving stock certificates for your shares. Evidence of ownership will be given by issuance of periodic account statements that will show the number of shares owned.

REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

                        The Chesapeake Growth Fund
                        Institutional Shares
                        c/o NC Shareholder Services
                        116 South Franklin Street
                        Post Office Box 4365
                        Rocky Mount, North Carolina  27803-0365

Regular mail redemption requests should include:

         (1) Your letter of instruction specifying the account number and number of shares, or the dollar amount, to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

         (2) Any required signature guarantees (see "Signature Guarantees" below); and

         (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include:

        (1) The name of the Fund and class of shares,
        (2) Shareholder name and account number,
        (3) Number of shares or dollar amount to be redeemed,
        (4) Instructions for transmittal of redemption funds to the shareholder, and
        (5) Shareholder signature as it appears on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by wire transfer to your bank ($5,000 minimum). Redemption proceeds can not be wired on days in which your bank is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the custodian for wire redemptions. The custodian currently charges the Fund $10.00 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-430-3863. Redemption proceeds will only be sent to the bank account or person named in your Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine, and if it does not follow such procedures, the Fund will be liable for any losses due to fraudulent or unauthorized instructions. The Fund will not be liable for following telephone instructions reasonably believed to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $1,000,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an application form.

Small Accounts. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $1,000,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon 60-days' written notice. If the shareholder brings his account net asset value up to at least $1,000,000 during the notice period, the account will not be redeemed.
Redemptions from retirement plans may be subject to federal income tax withholding.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees are required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are required for (1) change of registration requests, (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application, and (3) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.


                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The  following  information  is meant as a general  summary for U.S.  taxpayers.
Additional tax information appears in the Statement of Additional Information ("SAI"). Shareholders should rely their own tax advisers for advice about the particular federal, state and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and gains to its shareholders every year. Income dividends, if any, will be paid quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take income dividends or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed, regardless of whether distributions are received in cash or are reinvested in additional Fund shares. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. If a Fund designates a distribution as a capital gain distribution, it will be taxable to shareholders as long-term capital gains, regardless of how long they have held their Fund shares.

If the Fund declares a dividend in October, November or December but pays it in January, it may be taxable to shareholders as if they received it in the year it was declared. Each year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from the account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial data included in the table below have been derived from audited financial statements of the Fund. The financial data for the fiscal years below have been audited by Deloitte & Touche LLP, independent auditors, whose report covering such years is incorporated by reference into the SAI. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual Report of the Fund, a copy of which may be obtained at no charge by calling the Fund at 1-800-430-3863.

                                            (For a Share Outstanding Throughout the Year)

------------------------------------------------------------------------------------------------------------------------------------
                                                                 Year ended    Year ended    Year ended    Year ended    Year ended
                                                                February 28,  February 29,  February 28,  February 28,  February 28,
                                                                    2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .............................. $  33.08      $  16.60      $  17.86      $  16.26      $  14.45

      (Loss) income from investment operations
        Net investment loss .....................................    (0.15)        (0.21)        (0.17)        (0.15)        (0.13)
        Net realized and unrealized (loss) gain on investments ..    (8.38)        17.92         (0.63)         4.22          1.94
                                                                  --------      --------      --------      --------      --------

             Total from investment operations ...................    (8.53)        17.71         (0.80)         4.07          1.81
                                                                  --------      --------      --------      --------      --------

      Distributions to shareholders from
        Tax return of capital ...................................     0.00          0.00          0.00         (0.53)         0.00
        Distribution in excess of net realized gains ............     0.00          0.00         (0.03)         0.00          0.00
        Net realized gain from investment transactions ..........   (11.20)        (1.23)        (0.43)        (1.94)         0.00
                                                                  --------      --------      --------      --------      --------

             Total distributions ................................   (11.20)        (1.23)        (0.46)        (2.47)         0.00
                                                                  --------      --------      --------      --------      --------

Net asset value, end of year .................................... $  13.35      $  33.08      $  16.60      $  17.86      $  16.26
                                                                  ========      ========      ========      ========      ========

Total return ....................................................   (32.25)%      110.91 %       (4.51)%       25.25 %       12.53 %
                                                                  ========      ========      ========      ========      ========


Ratios/supplemental data
      Net assets, end of year (000's) ........................... $ 75,221      $120,416      $ 63,426      $ 92,858      $ 77,858
                                                                  ========      ========      ========      ========      ========

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ...........     1.18 %        1.21 %        1.22 %        1.19 %        1.23 %
        After expense reimbursements and waived fees ............     1.17 %        1.17 %        1.15 %        1.16 %        1.22 %

      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ...........    (0.95)%       (1.03)%       (0.87)%       (0.90)%       (0.85)%
        After expense reimbursements and waived fees ............    (0.93)%       (1.00)%       (0.80)%       (0.88)%       (0.84)%

      Portfolio turnover rate ...................................   124.81 %      165.92 %      121.48 %      105.60 %      126.44 %


                             ADDITIONAL INFORMATION

________________________________________________________________________________

                           THE CHESAPEAKE GROWTH FUND

                              INSTITUTIONAL SHARES

________________________________________________________________________________

Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus. Additional information about the Fund's investments is also available in the Fund's Annual and Semi-annual Reports to shareholders. The Fund's Annual Report will include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports are available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting the Fund at:



         --------------------------------------------------------------

         By telephone:              1-800-430-3863

         By mail:                   The Chesapeake Growth Fund
                                    Institutional Shares
                                    c/o NC Shareholder Services
                                    116 South Franklin Street
                                    Post Office Box 4365
                                    Rocky Mount, NC  27803-0365


         By e-mail:                 info@ncfunds.com


         On the Internet:           www.ncfunds.com

         --------------------------------------------------------------


Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



Investment Company Act file number 811-07324

Cusip Number 36559B609                                       NASDAQ Symbol CHSIX
________________________________________________________________________________

                           THE CHESAPEAKE GROWTH FUND

                                 A series of the
                         Gardner Lewis Investment Trust

                           SUPER-INSTITUTIONAL SHARES

________________________________________________________________________________



                                   PROSPECTUS
                                  June 28, 2001






The Chesapeake Growth Fund ("Fund") seeks capital appreciation. In seeking to achieve its objective, the Fund will invest primarily in equity securities of medium and large capitalization companies. The Fund also offers Institutional Shares and Class A Investor Shares, which are offered by other prospectuses.






                               Investment Advisor
                               ------------------

                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317

                                 1-800-430-3863











The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

THE FUND.......................................................................2
--------
      Investment Objective.....................................................2
      Principal Investment Strategies..........................................2
      Principal Risks of Investing in the Fund.................................3
      Bar Chart and Performance Table..........................................4
      Fees and Expenses of the Fund............................................5

MANAGEMENT OF THE FUND.........................................................6
----------------------
      The Investment Advisor...................................................6
      The Administrator........................................................7
      The Transfer Agent.......................................................7
      The Distributor..........................................................7

INVESTING IN THE FUND..........................................................7
---------------------
      Minimum Investment.......................................................7
      Purchase and Redemption Price............................................7
      Purchasing Shares........................................................8
      Redeeming Your Shares....................................................9

OTHER IMPORTANT INVESTMENT INFORMATION........................................11
--------------------------------------
      Dividends, Distributions, and Taxes.....................................11
      Financial Highlights....................................................12
      Additional Information..........................................Back Cover

                                    THE FUND
                                    --------

INVESTMENT OBJECTIVE

The Chesapeake Growth Fund seeks capital appreciation. In seeking to achieve its objective, the Fund will invest primarily in equity securities of medium and large capitalization companies.


PRINCIPAL INVESTMENT STRATEGIES

The Fund, which is a diversified separate investment portfolio of the Gardner Lewis Investment Trust ("Trust"), seeks capital appreciation by investing primarily in equity securities of medium and large capitalization companies. The Fund considers a medium capitalization company to be one that has a market capitalization, measured at the time that the Fund purchases the security, between $1 billion and $10 billion. The Fund considers a large capitalization company to be one that has a market capitalization, measured at the time that the Fund purchases the security, of at least $10 billion. The Fund's investments in these medium and large capitalization companies will be primarily in equity securities, such as common and preferred stocks and securities convertible into common stocks.

In making investment decisions for the Fund, Gardner Lewis Asset Management ("Advisor") will base those decisions on its analysis of companies that show superior prospects for growth. By developing and maintaining contacts with management, customers, competitors and suppliers of current and potential portfolio companies, the Advisor attempts to invest in those companies undergoing positive changes that have not yet been recognized by "Wall Street" analysts and the financial press. These changes often include:

        o   new product introductions,
        o   new distribution strategies,
        o   new manufacturing technology, and/or
        o   new management team or management philosophy.

Lack of recognition of these changes often causes securities to be less efficiently priced. The Advisor believes these companies offer unique and potentially superior investment opportunities.

Additionally, companies in which the Fund invests typically will show strong earnings growth when compared to the previous year's comparable period. The Advisor also favors portfolio investments in companies whose price when purchased is not yet fully reflective of their growth rates. In selecting these portfolio companies, the Advisor includes analysis of the following:

        o  growth rate of earnings,
        o  financial performance,
        o  management strengths and weaknesses,
        o  current market valuation in relation to earnings growth,
        o  historic and comparable company valuations,
        o level and nature of the company's debt, cash flow, working capital, and
        o  quality of the company's assets.

Under normal market conditions, the Fund will invest at least 90% of the Fund's total assets in equity securities, of which no more than 25% of the Fund's total assets will be invested in the securities of any one industry. Up to 10% of the Fund's total assets may consist of foreign securities and sponsored ADRs.
However, all securities will be traded on domestic and foreign securities exchanges or in the over-the-counter markets. While portfolio securities are generally acquired for the long term, they may be sold under any of the following circumstances:

o the anticipated price appreciation has been achieved or is no longer probable;
o the company's fundamentals appear, in the analysis of the Advisor, to be deteriorating;
o general market expectations regarding the company's future performance exceed those expectations held by the Advisor; or
o alternative investments offer, in the view of the Advisor, superior potential for appreciation.


PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its objective. The following sections describe some of the risks involved with portfolio investments of the Fund.

Equity Securities: To the extent that the majority of the Fund's portfolio consists of common stocks, it is expected that the Fund's net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

Market Risk: Market risk refers to the risk related to investments in securities in general and daily fluctuations in the securities markets. The Fund's performance will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

Internal Change: Investing in companies which are undergoing internal change, such as implementing new strategies or introducing new technologies, as described above, may involve greater than average risk due to their unproven nature.

Medium Capitalization Companies: As noted above, the Fund may invest a significant portion of its assets in the equity securities of medium capitalization companies. To the extent the Fund's assets are invested in medium capitalization companies, the Fund may exhibit more volatility than if it were invested exclusively in large capitalization companies because of the fact that the securities of mid-cap companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that mid-cap companies often have limited product lines, markets, or financial resources and may lack management depth. Additionally, mid-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies, and there typically is less publicly available information concerning mid-cap companies than for larger, more established companies.

Although investing in securities of medium-sized companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed, and the prices of the companies' shares could significantly decline in value. Therefore, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies.

Investment Advisor Risk: The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective.

Overweighting in Certain Market Sectors: The percentage of the Fund's assets invested in various industries and sectors will vary from time to time depending on the Advisor's perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market. Consequently, a higher percentage of holdings in a particular industry or sector may have the potential for a greater impact on the Fund.

Portfolio Turnover: The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains. The payment of taxes on these gains could adversely affect the Fund's performance. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. See "Financial Highlights" for the Fund's portfolio turnover rate for prior periods.

Short-Term Investments: As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may determine from time to time that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund's expenses and the expenses relating to those other investment companies with respect to the Fund's assets invested in such investment companies. To the extent the Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective. Under normal circumstances, however, the Fund will also hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for Fund operating expenses.


BAR CHART AND PERFORMANCE TABLE

The bar chart and table shown below provide an indication of the risks of investing in The Chesapeake Growth Fund's Super-Institutional Shares by showing (on a calendar year basis) changes in the Fund's average annual total returns from year to year for the Fund's Super-Institutional Shares and by showing (on a calendar year basis) how the Super-Institutional Shares' average annual returns for one year and since inception compare to those of a broad-based securities market index and an index of small capitalization stocks. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.


[Bar chart here]:

         Year to Year Total Returns (as of December 31)
         ----------------------------------------------
                        1997    15.58%
                        1998    12.65%
                        1999    52.17%
                        2000     0.27%


o During the 4-year period shown in the bar chart above, the highest return for a calendar quarter was 43.16% (quarter ended December 31, 1999).
o During the 4-year period shown in the bar chart above, the lowest return for a calendar quarter was (24.86)% (quarter ended December 31, 2000).
o The year-to-date return of the Super-Institutional Shares as of the most recent calendar quarter was (18.35)% (quarter ended March 31, 2001).

-------------------------------------- ------------- ------------- -------------
Average Annual Total Returns              Past 1        Past 3         Since
Period ended December 31, 2000             Year          Years       Inception*
-------------------------------------- ------------- ------------- -------------
The Chesapeake Growth Fund
   Super-Institutional Shares              0.27%         19.77%       16.86%
-------------------------------------- ------------- ------------- -------------
Russell 2000 Index**                      (2.91)%         5.03%        8.36%
-------------------------------------- ------------- ------------- -------------
S&P 500 Total Return Index***             (9.10)%        12.25%       17.85%
-------------------------------------- ------------- ------------- -------------

*  June 12, 1996 (inception date of the Fund's Super-Institutional Shares)

** The Russell 2000 Index is a widely recognized, unmanaged index of small capitalization stocks.

***The S&P 500 Total Return Index is the  Standard & Poor's  Composite  Index of
   500 stocks and is a widely recognized, unmanaged index of common stock prices.


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Super-Institutional Shares of the Fund:

                    Shareholder Fees for Institutional Shares
                    (fees paid directly from your investment)
                    -----------------------------------------

         Maximum Sales Charge (Load) Imposed On Purchases
             (as a percentage of offering price) ....................None
         Redemption Fee
             (as a percentage of amount redeemed)....................None

             Annual Fund Operating Expenses for Institutional Shares
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------

         Management Fees.............................................1.00%
         Distribution and/or Service (12b-1) Fees.....................None
         Other Expenses..............................................0.06%
                                                                     -----
         Total Annual Fund Operating Expenses........................1.06%*
                                                                     =====

     * "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Super-Institutional Shares of the Fund for the fiscal year ended February 28, 2001. The Fund has entered into brokerage/service arrangements with specific brokers who have agreed to pay certain expenses of the Fund. As a result of these arrangements and waivers of a portion of shareholder administration fees by the Fund's administrator, for the fiscal year ended February 28, 2001, the Total Annual Fund Operating Expenses of the Super-Institutional Shares of the Fund were 1.05% of the average daily net assets of the Super-Institutional Shares of the Fund. There can be no assurance that these brokerage/service arrangements or fee waivers will continue in the future. The brokerage/service arrangements may be terminated at any time at the option of the Fund and it is expected that the fee waivers will not continue during the current fiscal year. See the "Management of the Fund - Brokerage/Service Arrangements" section below for more detailed information.

Example. This example shows you the expenses you may pay over time by investing in the Fund. Since all funds use the same hypothetical conditions, the example should help you compare the costs of investing in the Fund versus other mutual funds. The example assumes the following conditions:

        (1) You invest $10,000 in the Fund for the periods shown;
        (2) You reinvest all dividends and distributions;
        (3) You redeem all of your shares at the end of those periods;
        (4) You earn a 5% total return; and
        (5) The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

--------------------------- ------------- ------------ ------------ ------------
      Period Invested          1 Year       3 Years       5 Years     10 Years
--------------------------- ------------- ------------ ------------ ------------
        Your Costs              $108         $337           $585       $1,294
--------------------------- ------------- ------------ ------------ ------------

                             MANAGEMENT OF THE FUND
                             ----------------------

THE INVESTMENT ADVISOR

The Fund's Advisor, Gardner Lewis Asset Management, established as a Delaware corporation in 1990 and converted to a Pennsylvania limited partnership in 1994, is controlled by W. Whitfield Gardner. Mr. Gardner and John L. Lewis, IV are control persons by ownership of the Advisor and executive officers of the Trust. They have been responsible for the day-to-day management of the Fund's portfolio since its inception in 1993. They have been with the Advisor since its inception on April 2, 1990. The Advisor has approximately $2.5 billion in assets under management and provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts, individuals, as well as other investment companies. The Advisor's address is 285 Wilmington-West Chester Pike, Chadds Ford, Pennsylvania 19317.

The Advisor is registered as an investment advisor with the Securities and Exchange Commission ("SEC") under the Investment Advisors Act of 1940, as amended ("1940 Act"). Subject to the authority of the Board of Trustees of the Trust ("Trustees"), the Advisor provides guidance and policy direction in connection with its daily management of the Fund's assets. The Advisor manages the investment and reinvestment of the Fund's assets. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Fund.

The Advisor's Compensation. As full compensation for the investment advisory services provided to the Fund, the Fund pays the Advisor monthly compensation based on the Fund's daily average net assets at the annual rate of 1.00%. The advisory fee paid to the Advisor by the Fund as a percentage of average net assets for the fiscal year ending February 28, 2001 was 1.00%.

Brokerage/Service Arrangements. The Fund has entered into brokerage/service arrangements with certain brokers who paid a portion of the Fund's expenses for the fiscal year ended February 28, 2001. This program has been reviewed by the Trustees, subject to the provisions and guidelines as clearly outlined in the securities laws and legal precedent of the United States. There can be no assurance that the Fund's brokerage/service arrangements will continue in the future.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. Subject to seeking the most favorable net price and execution available, the Advisor may also consider sales of shares of the Fund as a factor in the selection of brokers and dealers.

THE ADMINISTRATOR

The Nottingham Company, Inc. ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor of services to the Fund, and provides the Fund with other necessary administrative, fund accounting and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services to the Fund.

THE TRANSFER AGENT

NC Shareholder Services, LLC ("Transfer Agent") serves as the transfer agent and dividend disbursing agent of the Fund. As indicated later in the section of this Prospectus, "Investing in the Fund," the Transfer Agent will handle your orders to purchase and redeem shares of the Fund, and will disburse dividends paid by the Fund.

THE DISTRIBUTOR

Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of Fund shares. The Distributor may sell the Fund's shares to or through qualified securities dealers or others.

Other Expenses. In addition to the management fees and the 12b-1 fees for the Class A Investor Shares, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its independent auditors and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees'
liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.


                              INVESTING IN THE FUND
                              ---------------------

MINIMUM INVESTMENT

Super-Institutional Shares of the Fund are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares of the Fund. The minimum initial investment is $50,000,000 and the minimum additional investment is $100,000. The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.


PURCHASE AND REDEMPTION PRICE

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is received in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of that Fund. Fund securities are valued chiefly by quotations from the primary market in which they are traded. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except on business holidays when the NYSE is closed.

Other Matters. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tenders. The Fund may suspend redemption, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

PURCHASING SHARES

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. bank and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser to recover any such loss. For regular mail orders, please complete the attached Fund Shares Application and mail it, along with your check made payable to "The Chesapeake Growth Fund," to:

                    The Chesapeake Growth Fund
                    Super-Institutional Shares
                    c/o NC Shareholder Services
                    116 South Franklin Street
                    Post Office Box 4365
                    Rocky Mount, North Carolina  27803-0365

Please remember to add a reference to "Super-Institutional Shares" to your check to ensure proper credit to your account. The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-800-430-3863, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your bank use the following wire instructions:

                    First Union National Bank of North Carolina
                    Charlotte, North Carolina
                    ABA # 053000219
                    For: The Chesapeake Growth Fund - Super-Institutional Shares Acct. # 2000000862068
                    For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $100,000. Before adding funds by bank wire, please call the Fund at 1-800-430-3863 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your Fund confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Exchange Feature. You may exchange shares of the Fund for shares any other series of the Trust advised by the Advisor and offered for sale in the state in which you reside. Shares may be exchanged for shares of any other series of the Trust at the net asset value plus the percentage difference between that series' sales charge and any sales charge, previously paid by you in connection with the shares being exchanged. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interest of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with 60-days' prior notice.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon 60-days' written notice to the shareholders.

An investor may direct the Fund to exchange his shares by writing to the Fund at its principal office. The request must be signed exactly as the investor's name appears on the account, and it must also provide the account number, number of shares to be exchanged, the name of the series to which the exchange will take place and a statement as to whether the exchange is a full or partial redemption of existing shares. Notwithstanding the foregoing, exchanges of shares may only be within the same class or type of class of shares involved. For example, Class A Investor Shares may not be exchanged for Institutional or Super-Institutional Shares. Notwithstanding the foregoing, unless otherwise determined by the Fund, an investor may not exchange shares of the Fund for shares of The Chesapeake Aggressive Growth Fund, another series of the Trust affiliated with the Advisor, unless such investor has an existing account with such Fund.

Stock Certificates. You do not have the option of receiving stock certificates for your shares. Evidence of ownership will be given by issuance of periodic account statements that will show the number of shares owned.


REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

                      The Chesapeake Growth Fund
                      Super-Institutional Shares
                      c/o NC Shareholder Services
                      116 South Franklin Street
                      Post Office Box 4365
                      Rocky Mount, North Carolina  27803-0365

  Regular mail redemption request should include:

         (1) Your letter of instruction specifying the account number and number of shares, or the dollar amount, to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

         (2) Any required signature guarantees (see "Signature Guarantees" below); and

         (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include:

        (1) The name of the Fund and class of shares,
        (2) Shareholder name and account number,
        (3) Number of shares or dollar amount to be redeemed,
        (4) Instructions for transmittal of redemption funds to the shareholder, and
        (5) Shareholder signature as it appears on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by wire transfer to your bank ($5,000 minimum). Redemption proceeds can not be wired on days in which your bank is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the custodian for wire redemptions. The custodian currently charges the Fund $10.00 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-430-3863. Redemption proceeds will only be sent to the bank account or person named in your Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine, and if it does not follow such procedures, the Fund will be liable for any losses due to fraudulent or unauthorized instructions. The Fund will not be liable for following telephone instructions reasonably believed to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

Small Accounts. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $10,000,000 (due to redemptions, exchanges, or transfers, but not due to market action) upon 60-days' written notice. If the shareholder brings his account net asset value up to at least $10,000,000 during the notice period, the account will not be redeemed.
Redemptions from retirement plans may be subject to federal income tax withholding.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees are required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are required for (1) change of registration requests, (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application, and (3) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The  following  information  is meant as a general  summary for U.S.  taxpayers.
Additional tax information appears in the Statement of Additional Information ("SAI"). Shareholders should rely their own tax advisers for advice about the particular federal, state and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and gains to its shareholders every year. Income dividends, if any, will be paid quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take income dividends or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed, regardless of whether distributions are received in cash or are reinvested in additional Fund shares. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. If a Fund designates a distribution as a capital gain distribution, it will be taxable to shareholders as long-term capital gains, regardless of how long they have held their Fund shares.

If the Fund declares a dividend in October, November or December but pays it in January, it may be taxable to shareholders as if they received it in the year it was declared. Each year each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from the account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial data included in the table below have been derived from audited financial statements of the Fund. The financial data for the fiscal years and period below have been audited by Deloitte & Touche LLP, independent auditors, whose report covering such years and period is incorporated by reference into the SAI. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual Report of the Fund, a copy of which may also be obtained at no charge by calling the Fund at 1-800-430-3863.


                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        For the
                                                                                                                      period from
                                                                                                                     June 12, 1996
                                                                                                                   (commencement of
                                                              Year ended    Year ended    Year ended    Year ended  operations) to
                                                             February 28,  February 29,  February 28,  February 28,  February 28,
                                                                 2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ......................... $  33.30      $  16.68      $  17.92      $  16.29      $  15.53

      (Loss) income from investment operations
        Net investment loss ..................................    (0.15)        (0.18)        (0.11)        (0.12)        (0.07)
        Net realized and unrealized (loss) gain on investments    (8.43)        18.03         (0.67)         4.22          0.83
                                                               --------      --------      --------      --------      --------

             Total from investment operations ................    (8.58)        17.85         (0.78)         4.10          0.76
                                                               --------      --------      --------      --------      --------

      Distributions to shareholders from
        Tax return of capital ................................     0.00          0.00          0.00         (0.53)         0.00
        Distribution in excess of net realized gains .........     0.00          0.00         (0.03)         0.00          0.00
        Net realized gain from investment transactions .......   (11.20)        (1.23)        (0.43)        (1.94)         0.00
                                                               --------      --------      --------      --------      --------

             Total distributions .............................   (11.20)        (1.23)        (0.46)        (2.47)         0.00
                                                               --------      --------      --------      --------      --------

Net asset value, end of period ............................... $  13.52      $  33.30      $  16.68      $  17.92      $  16.29
                                                               ========      ========      ========      ========      ========

Total return .................................................   (32.17)%      111.10 %       (4.32)%       25.40 %        4.89 %(a)
                                                               ========      ========      ========      ========      ========

Ratios/supplemental data
      Net assets, end of period (000's) ...................... $138,736      $238,827      $113,148      $118,246      $ 94,340
                                                               ========      ========      ========      ========      ========

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ........     1.06 %        1.08 %       1.05 %         1.06 %        1.08 %(b)
        After expense reimbursements and waived fees .........     1.05 %        1.04 %       0.99 %         1.04 %        1.04 %(b)

      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ........    (0.83)%       (0.91)%      (0.71)%        (0.77)%       (0.75)%(b)
        After expense reimbursements and waived fees .........    (0.82)%       (0.87)%      (0.64)%        (0.75)%       (0.72)%(b)

      Portfolio turnover rate ................................   124.81 %      165.92 %     121.48 %       105.60 %      126.44 %


(a) Aggregate return. Not annualized.
(b) Annualized.

                             ADDITIONAL INFORMATION

________________________________________________________________________________

                           THE CHESAPEAKE GROWTH FUND

                           SUPER-INSTITUTIONAL SHARES

________________________________________________________________________________


Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus. Additional information about the Fund's investments is also available in the Fund's Annual and Semi-annual Reports to shareholders. The Fund's Annual Report will include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports are available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting the Fund at:



     ---------------------------------------------------------------------

         By telephone:              1-800-430-3863

         By mail:                   The Chesapeake Growth Fund
                                    Super-Institutional Shares
                                    c/o NC Shareholder Services
                                    116 South Franklin Street
                                    Post Office Box 4365
                                    Rocky Mount, NC  27803-0365


         By e-mail:                 info@ncfunds.com


         On the Internet:           www.ncfunds.com

     ---------------------------------------------------------------------



Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.




Investment Company Act file number 811-07324

Cusip Number 36559B203                                       NASDAQ Symbol CHEAX
________________________________________________________________________________

                           THE CHESAPEAKE GROWTH FUND

                                 A series of the
                         Gardner Lewis Investment Trust

                             CLASS A INVESTOR SHARES
________________________________________________________________________________


                                   PROSPECTUS
                                  June 28, 2001







The Chesapeake Growth Fund ("Fund") seeks capital appreciation. In seeking to achieve its objective, the Fund will invest primarily in equity securities of medium and large capitalization companies. This Fund also offers Super-Institutional Shares and Institutional Shares, which are offered by other prospectuses.







                               Investment Advisor
                               ------------------

                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317

                                 1-800-430-3863









The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

THE FUND.......................................................................2
--------
      Investment Objective.....................................................2
      Principal Investment Strategies..........................................2
      Principal Risks of Investing in the Fund.................................3
      Bar Chart and Performance Table..........................................4
      Fees and Expenses of the Fund............................................5

MANAGEMENT OF THE FUND.........................................................6
----------------------
      The Investment Advisor...................................................6
      The Administrator........................................................7
      The Transfer Agent.......................................................7
      The Distributor..........................................................7

INVESTING IN THE FUND..........................................................8
---------------------
      Minimum Investment.......................................................8
      Purchase and Redemption Price............................................8
      Purchasing Shares........................................................9
      Redeeming Your Shares...................................................11

OTHER IMPORTANT INVESTMENT INFORMATION........................................13
--------------------------------------
      Dividends, Distributions, and Taxes.....................................13
      Financial Highlights ...................................................14
      Additional Information..........................................Back Cover

                                    THE FUND
                                    --------

INVESTMENT OBJECTIVE

The Chesapeake Growth Fund seeks capital appreciation. In seeking to achieve its objective, the Fund will invest primarily in equity securities of medium and large capitalization companies.


PRINCIPAL INVESTMENT STRATEGIES

The Fund, which is a diversified separate investment portfolio of the Gardner Lewis Investment Trust ("Trust"), seeks capital appreciation by investing primarily in equity securities of medium and large capitalization companies. The Fund considers a medium capitalization company to be one that has a market capitalization, measured at the time that the Fund purchases the security, between $1 billion and $10 billion. The Fund considers a large capitalization company to be one that has a market capitalization, measured at the time that the Fund purchases the security, of at least $10 billion. The Fund's investments in these medium and large capitalization companies will be primarily in equity securities, such as common and preferred stocks and securities convertible into common stocks.

In making investment decisions for the Fund, Gardner Lewis Asset Management ("Advisor") will base those decisions on its analysis of companies that show superior prospects for growth. By developing and maintaining contacts with management, customers, competitors and suppliers of current and potential portfolio companies, the Advisor attempts to invest in those companies undergoing positive changes that have not yet been recognized by "Wall Street" analysts and the financial press. These changes often include:

        o   new product introductions,
        o   new distribution strategies,
        o   new manufacturing technology, and/or
        o   new management team or management philosophy.

Lack of recognition of these changes often causes securities to be less efficiently priced. The Advisor believes these companies offer unique and potentially superior investment opportunities.

Additionally, companies in which the Fund invests typically will show strong earnings growth when compared to the previous year's comparable period. The Advisor also favors portfolio investments in companies whose price when purchased is not yet fully reflective of their growth rates. In selecting these portfolio companies, the Advisor includes analysis of the following:

        o  growth rate of earnings,
        o  financial performance,
        o  management strengths and weaknesses,
        o  current market valuation in relation to earnings growth,
        o  historic and comparable company valuations,
        o level and nature of the company's debt, cash flow, working capital, and
        o  quality of the company's assets.

Under normal market conditions, the Fund will invest at least 90% of the Fund's total assets in equity securities, of which no more than 25% of the Fund's total assets will be invested in the securities of any one industry. Up to 10% of the Fund's total assets may consist of foreign securities and sponsored ADRs.
However, all securities will be traded on domestic and foreign securities exchanges or in the over-the-counter markets. While portfolio securities are generally acquired for the long term, they may be sold under any of the following circumstances:

o the anticipated price appreciation has been achieved or is no longer probable;
o the company's fundamentals appear, in the analysis of the Advisor, to be deteriorating;
o general market expectations regarding the company's future performance exceed those expectations held by the Advisor; or
o alternative investments offer, in the view of the Advisor, superior potential for appreciation.


PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its objective. The following sections describe some of the risks involved with portfolio investments of the Fund.

Equity Securities: To the extent that the majority of the Fund's portfolio consists of common stocks, it is expected that the Fund's net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

Market Risk: Market risk refers to the risk related to investments in securities in general and daily fluctuations in the securities markets. The Fund's performance will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

Internal Change: Investing in companies which are undergoing internal change, such as implementing new strategies or introducing new technologies, as described above, may involve greater than average risk due to their unproven nature.

Medium Capitalization Companies: As noted above, the Fund may invest a significant portion of its assets in the equity securities of medium capitalization companies. To the extent the Fund's assets are invested in medium capitalization companies, the Fund may exhibit more volatility than if it were invested exclusively in large capitalization companies because of the fact that the securities of mid-cap companies usually have more limited marketability and, therefore, may be more volatile than securities of larger, more established companies or the market averages in general. Because mid-cap companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Another risk factor is that mid-cap companies often have limited product lines, markets, or financial resources and may lack management depth. Additionally, mid-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies, and there typically is less publicly available information concerning mid-cap companies than for larger, more established companies.

Although investing in securities of medium-sized companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed, and the prices of the companies' shares could significantly decline in value. Therefore, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds that seek capital growth by investing in more established, larger companies.

Investment Advisor Risk: The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective.

Overweighting in Certain Market Sectors: The percentage of the Fund's assets invested in various industries and sectors will vary from time to time depending on the Advisor's perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market. Consequently, a higher percentage of holdings in a particular industry or sector may have the potential for a greater impact on the Fund.

Portfolio Turnover: The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains. The payment of taxes on these gains could adversely affect the Fund's performance. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. See "Financial Highlights" for the Fund's portfolio turnover rate for prior periods.

Short-Term Investments: As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may determine from time to time that market conditions warrant investing in investment-grade bonds, U.S. government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund's expenses and the expenses relating to those other investment companies with respect to the Fund's assets invested in such investment companies. To the extent the Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective. Under normal circumstances, however, the Fund will also hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for Fund operating expenses.


BAR CHART AND PERFORMANCE TABLE

The bar chart and performance table shown below provide an indication of the risks of investing in the Fund's Class A Investor Shares by showing (on a calendar year basis) changes in the Fund's average annual total returns from year to year for the Fund's Class A Investor Shares and by showing (on a calendar year basis) how the Fund's Class A Investor Shares' average annual returns for one year, five years, and since inception compare to those of a broad-based securities market index and an index of small capitalization stocks. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.

[Bar Chart Here]:

         Year to Year Total Returns (as of December 31)
         ----------------------------------------------
                        1996    16.42%
                        1997    14.95%
                        1998    12.12%
                        1999    51.37%
                        2000    -0.21%


o During the 5-year period shown in the bar chart above, the highest return for a calendar quarter was 42.95% (quarter ended December 31, 1999).
o During the 5-year period shown in the bar chart above, the lowest return for a calendar quarter was (24.96)% (quarter ended December 31, 2000).
o The year-to-date return of the Class A Investor Shares as of the most recent calendar quarter was (18.43)% (quarter ended March 31, 2001).
o Sales loads are not reflected in the chart above. If these amounts were reflected, returns would be less than those shown.

---------------------------------------- ----------- ------------ --------------
Average Annual Total Returns               Past 1       Past 5         Since
Period ended December 31, 2000              Year         Years       Inception*
---------------------------------------- ----------- ------------ --------------
The Chesapeake Growth Fund
        - Class A Investor Shares**        (3.21)%      17.04%        17.83%
---------------------------------------- ----------- ------------ --------------
Russell 2000 Index ***                     (2.91)%      10.40%        12.97%
---------------------------------------- ----------- ------------ --------------
S&P 500 Total Return Index ****            (9.10)%      18.31%        20.19%
---------------------------------------- ----------- ------------ --------------

*   April 7, 1995 (inception date of the Fund's Class A Investor Shares)
** Maximum sales loads are reflected in the table above for the Class A Investor Shares.
*** The Russell  2000  Index is a widely  recognized,  unmanaged  index of small capitalization stocks.
****The S&P 500 Total Return Index is the Standard & Poor's  Composite  Index of
    500 stocks and is a widely recognized, unmanaged index of common stock prices.


FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Class A Investor Shares of the Fund:

                    Shareholder Fees for Institutional Shares
                    (fees paid directly from your investment)
                    -----------------------------------------

         Maximum Sales Charge (Load) Imposed On Purchases
             (as a percentage of offering price) ....................None
         Redemption Fee
             (as a percentage of amount redeemed)....................None

             Annual Fund Operating Expenses for Institutional Shares
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------

         Management Fees.............................................1.00%
         Distribution and/or Service (12b-1) Fees....................0.25%
         Other Expenses..............................................0.28%
                                                                     -----
         Total Annual Fund Operating Expenses........................1.53%*
                                                                     =====


* "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Class A Investor Shares of the Fund for the fiscal year ended February 28, 2001. The Fund has entered into brokerage/service arrangements with specific brokers who have agreed to pay certain expenses of the Fund. As a result of these arrangements and waivers of a portion of shareholder administration fees by the Fund's administrator, for the fiscal year ended February 28, 2001, the Total Annual Fund Operating Expenses of the Class A Investor Shares of the Fund were 1.51% of the average daily net assets of the Class A Investor Shares of the Fund. There can be no assurance that these brokerage/service arrangements or fee waivers will continue in the future. The brokerage/service arrangements may be terminated at any time at the option of the Fund and it is expected that the fee waivers will not continue during the current fiscal year. See the "Management of the Fund - Brokerage/Service Arrangements" section below for more detailed information.

Example. This example shows you the expenses you may pay over time by investing in the Fund. Since all funds use the same hypothetical conditions, the example should help you compare the costs of investing in the Fund versus other mutual funds. The example assumes the following conditions:

        (1)  You invest $10,000 in the Fund for the periods shown;
        (2)  You reinvest all dividends and distributions;
        (3)  You redeem all of your shares at the end of those periods;
        (4)  You earn a 5% total return; and
        (5)  The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

---------------------------- ------------ ------------ ------------ ------------
     Period Invested            1 Year      3 Years      5 Years      10 Years
---------------------------- ------------ ------------ ------------ ------------
       Your Costs                $145         $769        $1,109       $2,069
---------------------------- ------------ ------------ ------------ ------------

                             MANAGEMENT OF THE FUND
                             ----------------------

THE INVESTMENT ADVISOR

The Fund's Advisor, Gardner Lewis Asset Management, established as a Delaware corporation in 1990 and converted to a Pennsylvania limited partnership in 1994, is controlled by W. Whitfield Gardner. Mr. Gardner and John L. Lewis, IV are control persons by ownership of the Advisor and executive officers of the Trust. They have been responsible for the day-to-day management of the Fund's portfolio since its inception in 1993. They have been with the Advisor since its inception on April 2, 1990. The Advisor has approximately $2.5 billion in assets under management and provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts, individuals, as well as other investment companies. The Advisor's address is 285 Wilmington-West Chester Pike, Chadds Ford, Pennsylvania 19317.

The Advisor is registered as an investment advisor with the Securities and Exchange Commission ("SEC") under the Investment Advisors Act of 1940, as amended ("1940 Act"). Subject to the authority of the Board of Trustees of the Trust ("Trustees") , the Advisor provides guidance and policy direction in connection with its daily management of the Fund's assets. The Advisor manages the investment and reinvestment of the Fund's assets. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Fund.

The Advisor's Compensation. As full compensation for the investment advisory services provided to the Fund, the Fund pays the Advisor monthly compensation based on the Fund's daily average net assets at the annual rate of 1.00%. The advisory fee paid to the Advisor by the Fund as a percentage of average net assets for the fiscal year ending February 28, 2001 was 1.00%.

Brokerage/Service Arrangements. The Fund has entered into brokerage/service arrangements with certain brokers who paid a portion of the Fund's expenses for the fiscal year ended February 28, 2001. This program has been reviewed by the Trustees, subject to the provisions and guidelines as clearly outlined in the securities laws and legal precedent of the United States. There can be no assurance that the Fund's brokerage/service arrangements will continue in the future.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. Subject to seeking the most favorable net price and execution available, the Advisor may also consider sales of shares of the Fund as a factor in the selection of brokers and dealers.

THE ADMINISTRATOR

The Nottingham Company, Inc. ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor of services to the Fund, and provides the Fund with other necessary administrative, fund accounting, and compliance services. In addition, the Administrator makes available the office space, equipment, personnel, and facilities required to provide such services to the Fund.


THE TRANSFER AGENT

NC Shareholder Services, LLC ("Transfer Agent") serves as the transfer agent and dividend disbursing agent of the Fund. As indicated later in the section of this Prospectus, "Investing in the Fund," the Transfer Agent will handle your orders to purchase and redeem shares of the Fund and will disburse dividends paid by the Fund.


THE DISTRIBUTOR

Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of Fund shares. The Distributor may sell the Fund's shares to or through qualified securities dealers or others.

Distribution of the Fund's Shares. For the Class A Investor Shares of the Fund, the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 ("Distribution Plan") under the 1940 Act. Pursuant to the Distribution Plan, the Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund's Class A Investor Shares (this compensation is commonly referred to as "12b-1 fees").

The Distribution Plan provides that the Fund will pay from the Class A Investor Shares annually 0.25% of the average daily net assets of the Fund's Class A Investor Shares for activities primarily intended to result in the sale of those shares, including reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund's Class A Investor Shares. Because the 12b-1 fees are paid out of the Fund's assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales loads.

Other Expenses. In addition to the management and 12b-1 fees for the Class A Investor Shares, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its independent auditors and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state, local income, or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees'
liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.

                              INVESTING IN THE FUND
                              ---------------------

MINIMUM INVESTMENT

The Class A Investor Shares are sold subject to a maximum sales charge of 3.00%, so that the term "offering price" includes the front-end sales load. All shares are redeemed at Net Asset Value. Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares of the Fund. The minimum initial investment is $25,000 and the minimum additional investment is $500 ($100 for those participating in the automatic investment plan). The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.


PURCHASE AND REDEMPTION PRICE

Sales Charges. The public offering price of the Class A Investor Shares of the Fund equals net asset value plus a sales charge. The Distributor receives this sales charge and may reallow it in the form of dealer discounts and brokerage commissions as follows:

                                                          Sales               Sales
                                                        Charge As           Charge As            Dealers Discounts
                                                        % of Net           % of Public             and Brokerage
        Amount of Transaction                            Amount             Offering            Commissions as % of
      At Public Offering Price                          Invested              Price            Public Offering Price
      ------------------------                          --------              -----            ---------------------
    Less than $250,000.............................       3.09%               3.00%                    2.80%
    $250,000 but less than $500,000................       2.04%               2.00%                    1.80%
    $500,000 or more...............................       1.01%               1.00%                    0.90%


From time to time dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers. Pursuant to the terms of the Distribution Agreement, the sales charge payable to the Distributor and the dealer discounts may be suspended, terminated or amended. The Distributor, at its expense, may, from time to time, provide additional promotional incentives to dealers who sell Fund shares.

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is received in good form. An order is considered to be in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities applicable to the particular class of the Fund (including Fund expenses, which are accrued daily), by the total number of outstanding shares of that Fund. Fund securities are valued chiefly by quotations from the primary market in which they are traded. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except on business holidays when the NYSE is closed.

Other Matters. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tenders. The Fund may suspend redemption, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

PURCHASING SHARES

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. bank and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser to recover any such loss. For regular mail orders, please complete the attached Fund Shares Application and mail it, along with your check made payable to "The Chesapeake Growth Fund," to:

                    The Chesapeake Growth Fund
                    Class A Investor Shares
                    c/o NC Shareholder Services
                    116 South Franklin Street
                    Post Office Box 4365
                    Rocky Mount, North Carolina  27803-0365

Please remember to add a reference to "Class A Investor Shares" to your check to ensure proper credit to your account. The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-800-430-3863, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your bank use the following wire instructions:

                    First Union National Bank of North Carolina
                    Charlotte, North Carolina
                    ABA # 053000219
                    For: The Chesapeake Growth Fund - Class A Investor Shares Acct. # 2000000862068
                    For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $500. Before adding funds by bank wire, please call the Fund at 1-800-430-3863 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your Fund confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Exchange Feature. You may exchange shares of the Fund for shares any other series of the Trust advised by the Advisor and offered for sale in the state in which you reside. Shares may be exchanged for shares of any other series of the Trust at the net asset value plus the percentage difference between that series' sales charge and any sales charge, previously paid by you in connection with the shares being exchanged. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interest of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with 60-days' prior notice.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon 60-days' written notice to the shareholders.

An investor may direct the Fund to exchange his shares by writing to the Fund at its principal office. The request must be signed exactly as the investor's name appears on the account, and it must also provide the account number, number of shares to be exchanged, the name of the series to which the exchange will take place and a statement as to whether the exchange is a full or partial redemption of existing shares. Notwithstanding the foregoing, exchanges of shares may only be within the same class or type of class of shares involved. For example, Class A Investor Shares may not be exchanged for Institutional or Super-Institutional Shares. Notwithstanding the foregoing, unless otherwise determined by the Fund, an investor may not exchange shares of the Fund for shares of The Chesapeake Aggressive Growth Fund, another series of the Trust affiliated with the Advisor, unless such investor has an existing account with such Fund.

Stock Certificates. You do not have the option of receiving stock certificates for your shares. Evidence of ownership will be given by issuance of periodic account statements that will show the number of shares owned.

Reduced Sales Charges

Concurrent Purchases. For purposes of qualifying for a lower sales charge for Class A Investor Shares, investors have the privilege of combining concurrent purchases of the Fund and any other series of the Trust affiliated with the Advisor and sold with a sales charge. For example, if a shareholder concurrently purchases shares in another series of the Trust affiliated with the Advisor and sold with a sales charge at the total public offering price of $250,000, and Class A Investor Shares in the Fund at the total public offering price of $250,000, the sales charge would be that applicable to a $500,000 purchase as shown in the appropriate table above. This privilege may be modified or eliminated at any time or from time to time by the Trust without notice thereof.

Rights of Accumulation. The sales charge applicable to a current purchase of shares of the Fund by a person listed above is determined by adding the purchase price of shares to be purchased to the aggregate value (at current offering price) of shares of the Fund previously purchased and then owned, provided the Distributor is notified by such person or his or her broker-dealer each time a purchase is made which would so qualify. For example, a person who is purchasing Class A Investor Shares with an aggregate value of $50,000 and who currently owns shares of the Fund with a value of $200,000 would pay a sales charge of 2.00% of the offering price on the new investment and 3.00% on the amount previously invested.

Letter of Intent. Sales charges may also be reduced through an agreement to purchase a specified quantity of shares over a designated thirteen-month period by completing the "Letter of Intent" section of the Account Application. Information about the "Letter of Intent" procedure, including its terms, is contained on the Account Application.

Group Plans. Shares of the Fund may be sold at a reduced or eliminated sales charge to certain Group Plans under which a sponsoring organization makes recommendations to, permits group solicitation of, or otherwise facilitates purchases by, its employees, members or participants. Information about such arrangements is available from the Distributor.

REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

                        The Chesapeake Growth Fund
                        Class A Investor Shares
                        c/o NC Shareholder Services
                        116 South Franklin Street
                        Post Office Box 4365
                        Rocky Mount, North Carolina  27803-0365

  Regular mail redemption request should include:

(1) Your letter of instruction specifying the account number and number of shares, or the dollar amount, to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

(2) Any required signature guarantees (see "Signature Guarantees" below); and

(3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include:

        (1) The name of the Fund and class of shares,
        (2) Shareholder name and account number,
        (3) Number of shares or dollar amount to be redeemed,
        (4) Instructions for transmittal of redemption funds to the shareholder, and
        (5) Shareholder signature as it appears on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by wire transfer to your bank ($5,000 minimum). Redemption proceeds can not be wired on days in which your bank is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the custodian for wire redemptions. The custodian currently charges the Fund $10.00 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-430-3863. Redemption proceeds will only be sent to the bank account or person named in your Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine, and if it does not follow such procedures, the Fund will be liable for any losses due to fraudulent or unauthorized instructions. The Fund will not be liable for following telephone instructions reasonably believed to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $10,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount not less than $100. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an application form.

Small Accounts. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $25,000 (due to redemptions, exchanges, or transfers, but not due to market action) upon 60-days' written notice. If the shareholder brings his account net asset value up to at least $25,000 during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to federal income tax withholding.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees are required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are required for (1) change of registration requests, (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application, and (3) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The  following  information  is meant as a general  summary for U.S.  taxpayers.
Additional tax information appears in the Statement of Additional Information ("SAI"). Shareholders should rely their own tax advisers for advice about the particular federal, state, and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and gains to its shareholders every year. Income dividends, if any, will be paid quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take income dividends or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed, regardless of whether distributions are received in cash or are reinvested in additional Fund shares. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. If a Fund designates a distribution as a capital gain distribution, it will be taxable to shareholders as long-term capital gains, regardless of how long they have held their Fund shares.

If the Fund declares a dividend in October, November or December but pays it in January, it may be taxable to shareholders as if they received it in the year it was declared. Each year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from the account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial data included in the table below have been derived from audited financial statements of the Fund. The financial data for the fiscal years below have been audited by Deloitte & Touche LLP, independent auditors, whose report covering such years is incorporated by reference into the SAI. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual Report of the Fund, a copy of which may also be obtained at no charge by calling the Fund at 1-800-430-3863.

                                            (For a Share Outstanding Throughout the Year)

------------------------------------------------------------------------------------------------------------------------------------
                                                                 Year ended    Year ended    Year ended    Year ended    Year ended
                                                                February 28,  February 29,  February 28,  February 28,  February 28,
                                                                    2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year ............................... $ 32.47       $ 16.37       $ 17.69       $ 16.18       $ 14.42

      (Loss) income from investment operations
        Net investment loss ......................................   (0.22)        (0.33)        (0.24)        (0.21)        (0.18)
        Net realized and unrealized (loss) gain on investments ...   (8.17)        17.66         (0.62)         4.19          1.94
                                                                   -------       -------       -------       -------       -------

             Total from investment operations ....................   (8.39)        17.33         (0.86)         3.98          1.76
                                                                   -------       -------       -------       -------       -------

      Distributions to shareholders from
        Tax return of capital ....................................    0.00          0.00          0.00         (0.53)         0.00
        Distribution in excess of net realized gains .............    0.00          0.00         (0.03)         0.00          0.00
        Net realized gain from investment transactions ...........  (11.20)        (1.23)        (0.43)        (1.94)         0.00
                                                                   -------       -------       -------       -------       -------

             Total distributions .................................  (11.20)        (1.23)        (0.46)        (2.47)         0.00
                                                                   -------       -------       -------       -------       -------

Net asset value, end of year ..................................... $ 12.88       $ 32.47       $ 16.37       $ 17.69       $ 16.18
                                                                   =======       =======       =======       =======       =======

Total return (a) .................................................  (32.52)%      110.07 %       (4.83)%       24.80 %       12.21 %
                                                                   =======       =======       =======       =======       =======

Ratios/supplemental data
      Net assets, end of year (000's) ............................ $25,779       $33,200       $25,797       $40,924       $39,376
                                                                   =======       =======       =======       =======       =======

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ............    1.53 %        1.59 %        1.60 %        1.55 %        1.54 %
        After expense reimbursements and waived fees .............    1.51 %        1.56 %        1.53 %        1.52 %        1.53 %

      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ............   (1.29)%       (1.41)%       (1.26)%       (1.27)%       (1.16)%
        After expense reimbursements and waived fees .............   (1.28)%       (1.38)%       (1.18)%       (1.24)%       (1.15)%

      Portfolio turnover rate ....................................  124.81 %      165.92 %      121.48 %      105.60 %      126.44 %



(a) Total return does not reflect payment of a sales charge.


                             ADDITIONAL INFORMATION

________________________________________________________________________________

                           THE CHESAPEAKE GROWTH FUND

                             CLASS A INVESTOR SHARES

________________________________________________________________________________


Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus. Additional information about the Fund's investments is also available in the Fund's Annual and Semi-annual Reports to shareholders. The Fund's Annual Report will include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports are available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting the Fund at:



        ----------------------------------------------------------------

         By telephone:              1-800-430-3863

         By mail:                   The Chesapeake Growth Fund
                                    Class A Investor Shares
                                    c/o NC Shareholder Services
                                    116 South Franklin Street
                                    Post Office Box 4365
                                    Rocky Mount, NC  27803-0365


         By e-mail:                 info@ncfunds.com


         On the Internet:           www.ncfunds.com

        ----------------------------------------------------------------


Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.






Investment Company Act file number 811-07324

________________________________________________________________________________

                         THE CHESAPEAKE CORE GROWTH FUND

                                 A series of the
                         Gardner Lewis Investment Trust

                                 A No Load Fund
________________________________________________________________________________



                                   PROSPECTUS
                                  June 28, 2001







The Chesapeake Core Growth Fund ("Fund") seeks capital appreciation. In seeking to achieve its objective, the Fund will invest primarily in equity securities of the largest 1000 companies, based on market capitalization, domiciled in the United States.





                               Investment Advisor
                               ------------------

                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317

                                 1-800-430-3863












The Securities and Exchange Commission has not approved or disapproved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

THE FUND.......................................................................2
--------
      Investment Objective.....................................................2
      Principal Investment Strategies..........................................2
      Principal Risks of Investing in the Fund.................................3
      Bar Chart and Performance Table..........................................4
      Fees and Expenses of the Fund............................................5

MANAGEMENT OF THE FUND.........................................................6
----------------------
      The Investment Advisor...................................................6
      The Administrator........................................................7
      The Transfer Agent.......................................................7
      The Distributor..........................................................7

INVESTING IN THE FUND..........................................................7
---------------------
      Minimum Investment.......................................................7
      Purchase and Redemption Price............................................7
      Purchasing Shares........................................................8
      Redeeming Your Shares....................................................9

OTHER IMPORTANT INVESTMENT INFORMATION........................................11
--------------------------------------
      Dividends, Distributions, and Taxes.....................................11
      Financial Highlights ...................................................12
      Additional Information..........................................Back Cover

                                    THE FUND
                                    --------

INVESTMENT OBJECTIVE

The Chesapeake Core Growth Fund seeks capital appreciation. In seeking to achieve its objective, the Fund will invest primarily in equity securities of the largest 1000 companies, based on market capitalization, domiciled in the United States.



PRINCIPAL INVESTMENT STRATEGIES

The Fund, which is a diversified separate investment portfolio of the Gardner Lewis Investment Trust ("Trust"), seeks capital appreciation by investing primarily in equity securities of the largest 1000 companies based on market capitalization. The Fund's investments in these companies will be primarily in equity securities of such companies, such as common and preferred stocks and securities convertible into common stocks. Realization of current income will not be a significant investment consideration and any such income should be considered incidental to the Fund's objectives.

In making investment decisions for the Fund, Gardner Lewis Asset Management ("Advisor") will focus on companies that show superior prospects for earnings growth. By developing and maintaining contacts with management, customers, competitors and suppliers of current and potential portfolio companies, the Advisor attempts to invest in those companies undergoing positive changes that have not yet been recognized by "Wall Street" analysts and the financial press. The Advisor believes these companies offer unique and potentially superior investment opportunities.

Additionally, companies in which the Fund invests typically will show strong earnings growth when compared to the previous year's comparable period. Companies that the Advisor determines to have excessive levels of debt are generally avoided. The Advisor also favors portfolio investments in companies whose price-to-earnings ratio when purchased is less than that company's projected growth rate for the coming year. In selecting these portfolio companies, the Advisor includes analysis of the following:

o  growth rate of earnings,
o  financial performance,
o  management strengths and weaknesses,
o  current market valuation in relation to earnings  growth,
o  historic and  comparable  company  valuations,
o  level and nature of the company's debt, cash flow,  working capital,  and
o  quality of the company's assets.

Under normal market conditions, the Fund will invest at least 90% of the Fund's total assets in equity securities and 80% to 90% of the portfolio will be invested in the 1000 largest companies described above. Generally, all the securities in which the Fund may invest will be traded on domestic securities exchanges or in the over-the-counter markets. The Fund may also invest in foreign securities. However, all foreign securities that the Fund may acquire will be traded on domestic U.S. exchanges. While portfolio securities are generally acquired for the long term, they may be sold under any of the following circumstances:

o the anticipated price appreciation has been achieved or is no longer probable;
o the company's fundamentals appear, in the analysis of the Advisor, to be deteriorating;
o general market expectations regarding the company's future performance exceed those expectations held by the Advisor; or
o alternative investments offer, in the view of the Advisor, superior potential for appreciation.


PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its objective. The following sections describe some of the risks involved with portfolio investments of the Fund.

Equity Securities: To the extent that the majority of the Fund's portfolio consists of common stocks, it is expected that the Fund's net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

Market Risk: Market risk refers to the risk related to investments in securities in general and daily fluctuations in the securities markets. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in the Fund's investment portfolio, national and international economic conditions, and general market conditions.

Portfolio Turnover: The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains. The payment of taxes on these gains could adversely affect the Fund's performance. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. See "Financial Highlights" for the Fund's portfolio turnover rate for prior periods.

Short-Term Investments: As a temporary defensive measure in response to adverse market, economic, political, or other conditions, the Advisor may from time to time, determine that market conditions warrant investing in investment-grade bonds, U.S. Government securities, repurchase agreements, money market instruments, and to the extent permitted by applicable law and the Fund's investment restrictions, shares of other investment companies. Under such circumstances, the Advisor may invest up to 100% of the Fund's assets in these investments. Since investment companies investing in other investment companies pay management fees and other expenses relating to those investment companies, shareholders of the Fund would indirectly pay both the Fund's expenses and the expenses relating to those other investment companies with respect to the Fund's assets invested in such investment companies. To the extent the Fund is invested in short-term investments, it will not be pursuing and may not achieve its investment objective. Under normal circumstances, however, the Fund will also hold money market or repurchase agreement instruments for funds awaiting investment, to accumulate cash for anticipated purchases of portfolio securities, to allow for shareholder redemptions, and to provide for Fund operating expenses.

Investment Advisor Risk: The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective.

Overweighting in Certain Market Sectors: The percentage of the Fund's assets invested in various industries and sectors will vary from time to time depending on the Advisor's perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market. Consequently, a higher percentage of holdings in a particular industry or sector may have the potential for a greater impact on the Fund.

Market Segment Risk: Investors are also subject to the risk that the Fund's market segment, the largest 1000 companies, may underperform other equity market segments or the equity markets as a whole.

BAR CHART AND PERFORMANCE TABLE

The bar chart and table shown below provide an indication of the risks of investing in The Chesapeake Core Growth Fund by showing (on a calendar year basis) changes in the Fund's average annual total returns from the previous year and by showing (on a calendar year basis) how the Fund's average annual returns for one year and since inception compare to those of a broad-based securities market index. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.


[Bar chart here]:

                           Year to Year Total Returns
                              (as of December 31)
                              -------------------

                                1998     27.32%
                                1999     47.60%
                                2000      6.36%


o During the 3-year period shown in the bar chart above, the highest return for a calendar quarter was 36.08% (quarter ended December 31, 1999).
o During the 3-year period shown in the bar chart above, the lowest return for a calendar quarter was (14.87)% (quarter ended December 31, 2000).
o The year-to-date total return of the Fund as of the most recent calendar quarter was (9.32)% (quarter ended March 31, 2001).



------------------------------------- ------------- ------------ ---------------
Average Annual Total Returns             Past 1        Past 3         Since
Period Ended December 31, 2000            Year         Years       Interception
------------------------------------- ------------- ------------ ---------------
The Chesapeake Core Growth Fund           6.36%        25.94%         23.45%
------------------------------------- ------------- ------------ ---------------
S&P 500 Total Return Index**             (9.10)%       12.25%         11.99%
------------------------------------- ------------- ------------ ---------------

*   September 29, 1997 (inception date of the Fund)
** The S&P 500 Total Return Index is the Standard & Poor's composite index of 500 stocks and is a widely recognized, unmanaged index of common stock prices.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                          Shareholder Fees for the Fund
                    (fees paid directly from your investment)
                    -----------------------------------------

     Maximum Sales Charge (Load) Imposed on Purchases
      (as a percentage of offering price) ..................................None
     Redemption Fee
      (as a percentage of amount redeemed, if applicable)...................None


                         Annual Fund Operating Expenses
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------


     Management Fees..............................................1.00%
     Distribution and/or Service (12b-1) Fees......................None
     Other Expenses...............................................0.80%
                                                                 ------
        Total Annual Fund Operating Expenses..............................1.80%*
        Fee Waivers and/or Expense Reimbursements........................(0.55%)
                                                                          -----
        Net Expenses.......................................................1.25%
                                                                          =====

* "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Fund for the fiscal year ended February 28, 2001. The Advisor has entered into a contractual agreement with the Trust under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits Total Annual Fund Operating Expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than 1.25% of the average daily net assets of the Fund for the fiscal year to end February 28, 2002. It is expected that the contractual agreement will continue from year-to-year provided such continuance is approved by the Board of Trustees of the Trust. For the fiscal year ended February 28, 2001, this contractual agreement provided that Total Annual Fund Operating Expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) would not exceed 1.35% of the average daily net assets of the Fund. This agreement was amended on June 28, 2001 to reduce this expense limitation to 1.25% for the current fiscal year. Consequently, "Fee Waivers and/or Expense Reimbursements" has been restated to reflect the agreed expense limitation as currently in effect as if it had been in effect for the fiscal year ended February 28, 2001. In addition, the Fund has entered into brokerage/service arrangements in which several brokers have agreed to pay certain expenses of the Fund. For the fiscal year ended February 28, 2001, the amount of expenses paid by these brokers totaled 0.11% of the average daily net assets of the Fund. There can be no assurance that the Fund's brokerage/service arrangements will continue in the future. As a result of these arrangements, for the fiscal year ended February 28, 2001, the Total Annual Fund Operating Expenses of the Fund were 1.25% of the average daily net assets of the Fund. See the "Management of the Fund - Expense Limitation Agreement and - Brokerage/Service Arrangements" sections below for more detailed information.

Example. This example shows you the expenses you may pay over time by investing in the Fund. Since all funds use the same hypothetical conditions, the example should help you compare the costs of investing in the Fund versus other mutual funds. The example assumes the following conditions:

         (1) You invest $10,000 in the Fund for the periods shown;
         (2) You reinvest all dividends and distributions;
         (3) You redeem all of your shares at the end of those periods;
         (4) You earn a 5% total return; and
         (5) The Fund's operating expenses remain the same.


Although your actual costs may be higher or lower, the following table shows you what your costs may be under the conditions listed above.

------------------------------- ------------ ----------- ----------- -----------
     Period Invested               1 Year      3 Years     5 Years    10 Years
------------------------------- ------------ ----------- ----------- -----------
        Your Costs                  $127        $513        $924       $2,071
------------------------------- ------------ ----------- ----------- -----------

                             MANAGEMENT OF THE FUND
                             ----------------------

THE INVESTMENT ADVISOR

The Fund's Advisor, Gardner Lewis Asset Management, established as a Delaware corporation in 1990 and converted to a Pennsylvania limited partnership in 1994, is controlled by W. Whitfield Gardner. Mr. Gardner and John L. Lewis, IV are control persons of the Advisor by ownership and executive officers of the Trust. They have been responsible for day-to-day management of the Fund's portfolio since its inception in 1997. Both have been with the Advisor since its inception on April 2, 1990. The Advisor has approximately $2.5 billion in assets under management and provides investment advice to corporations, trusts, pension and profit sharing plans, other business and institutional accounts, individuals, as well as other investment companies. The Advisor's address is 285 Wilmington-West Chester Pike, Chadds Ford, Pennsylvania 19317.

The Advisor is registered as an investment advisor with the Securities and Exchange Commission ("SEC") under the Investment Advisors Act of 1940, as amended ("1940 Act"). Subject to the authority of the Board of Trustees of the Trust ("Trustees"), the Advisor provides guidance and policy direction in connection with its daily management of the Fund's assets. The Advisor manages the investment and reinvestment of the Fund's assets. The Advisor is also responsible for the selection of broker-dealers through which the Fund executes portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Fund.

The Advisor's Compensation. As full compensation for the investment advisory services provided to the Fund, the Fund pays the Advisor monthly compensation based on the Fund's daily average net assets at the annual rate of 1.00%. During the most recent fiscal year ended February 28, 2001, the Advisor waived a portion of its fee in the amount of $68,927. As a result, the advisory fee paid to the Advisor by the Fund as a percentage of average net assets for the fiscal year ending February 28, 2001 was 0.56%.

Expense Limitation Agreement. In the interest of limiting expenses of the Fund, the Advisor has entered into an expense limitation agreement with the Trust, with respect to the Fund ("Expense Limitation Agreement"), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Fund's business, and amounts, if any, payable pursuant to a Rule 12b-1 Plan) are limited to 1.35% of the average daily net assets of the Fund for the fiscal year to end February 28, 2002. It is expected that the Expense Limitation Agreement will continue from year-to-year provided such continuance is specifically approved by a majority of the Trustees who (i) are not "interested persons" of the Trust or any other party to this Agreement, as defined in the 1940 Act, and
(ii) have no direct or indirect financial interest in the operation of this Expense Limitation Agreement. The Expense Limitation Agreement may also be terminated under certain conditions as described in the Expense Limitation Agreement.

The Fund may, at a later date, reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreement during any of the previous five (5) fiscal years, provided that the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the particular Fund to exceed the percentage limits stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's assets exceed $20 million; (ii) the particular Fund's total annual expense ratio is less than the percentage stated above; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis.

Brokerage/Service Arrangements. The Fund has entered into brokerage/service arrangements with certain brokers who paid a portion of the Fund's expenses for the fiscal year ended February 28, 2001. This program has been reviewed by the Trustees, subject to the provisions and guidelines as clearly outlined in the securities laws and legal precedent of the United States. There can be no assurance that the Fund's brokerage/service arrangements will continue in the future.

Brokerage Practices. In selecting brokers and dealers to execute portfolio transactions, the Advisor may consider research and brokerage services furnished to the Advisor or its affiliates. Subject to seeking the most favorable net price and execution available, the Advisor may also consider sales of shares of the Fund as a factor in the selection of brokers and dealers.

THE ADMINISTRATOR

The Nottingham Company, Inc. ("Administrator") assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates the services of each vendor of services to the Fund, and provides the Fund with other necessary administrative, fund accounting and compliance services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such services to the Fund.

THE TRANSFER AGENT

NC Shareholder Services, LLC ("Transfer Agent") serves as the transfer agent and dividend disbursing agent of the Fund. As indicated later in the section of this Prospectus, "Investing in the Fund," the Transfer Agent will handle your orders to purchase and redeem shares of the Fund and will disburse dividends paid by the Fund.

THE DISTRIBUTOR

Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of the Fund's shares and serves as the Fund's exclusive agent for the distribution of Fund shares. The Distributor may sell the Fund's shares to or through qualified securities dealers or others.

Other Expenses. In addition to the management fees, the Fund pays all expenses not assumed by the Fund's Advisor, including, without limitation: the fees and expenses of its independent auditors and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian's fees; any proxy solicitors' fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees' liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made. All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust, such as the Fund, on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.


                              INVESTING IN THE FUND
                              ---------------------

MINIMUM INVESTMENT

Shares of the Fund are sold and redeemed at net asset value. Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares of the Fund. The minimum initial investment is $25,000 and the minimum additional investment is $500 ($100 for those participating in the automatic investment plan). The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.

PURCHASE AND REDEMPTION PRICE

Determining the Fund's Net Asset Value. The price at which you purchase or redeem shares is based on the next calculation of net asset value after an order is received in good form. An order is in good form if it includes a complete and accurate application and payment in full of the purchase amount. The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding shares of that Fund. Fund securities are valued chiefly by quotations from the primary market in which they are traded. The net asset value per share of the Fund is normally determined at the time regular trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, Monday through Friday, except on business holidays when the NYSE is closed.

Other Matters. All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tenders. The Fund may suspend redemption, if permitted by the 1940 Act, for any period during which the NYSE is closed or during which trading is restricted by the SEC or if the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Fund's shareholders. Additionally, during drastic economic and market changes, telephone redemption privileges may be difficult to implement. Also, if the Trustees determine that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment in cash, the Fund may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

PURCHASING SHARES

Regular Mail Orders. Payment for shares must be made by check or money order from a U.S. bank and payable in U.S. dollars. If checks are returned due to insufficient funds or other reasons, your purchase will be canceled. You will also be responsible for any losses or expenses incurred by the Fund, Administrator, and Transfer Agent. The Fund will charge a $20 fee and may redeem shares of the Fund already owned by the purchaser to recover any such loss. For regular mail orders, please complete the attached Fund Shares Application and mail it, along with your check made payable to "The Chesapeake Core Growth Fund," to:

                      The Chesapeake Core Growth Fund
                      c/o NC Shareholder Services
                      116 South Franklin Street
                      Post Office Box 4365
                      Rocky Mount, North Carolina 27803-0365

The application must contain your Social Security Number ("SSN") or Taxpayer Identification Number ("TIN"). If you have applied for a SSN or TIN at the time of completing your account application but you have not received your number, please indicate this on the application. Taxes are not withheld from distributions to U.S. investors if certain IRS requirements regarding the TIN are met.

Bank Wire Orders. Purchases may also be made through bank wire orders. To establish a new account or add to an existing account by wire, please call the Fund at 1-800-430-3863, before wiring funds, to advise the Fund of the investment, dollar amount, and the account identification number. Additionally, please have your bank use the following wire instructions:

                      First Union National Bank of North Carolina
                      Charlotte, North Carolina
                      ABA # 053000219
                      For:  The Chesapeake Core Growth Fund
                      Acct. # 2000001067260
                      For further credit to (shareholder's name and SSN or TIN)

Additional Investments. You may also add to your account by mail or wire at any time by purchasing shares at the then current public offering price. The minimum additional investment is $500. Before adding funds by bank wire, please call the Fund at 1-800-430-3863 and follow the above directions for wire purchases. Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your Fund confirmation statement. Otherwise, please identify your account in a letter accompanying your purchase payment.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Exchange Feature. You may exchange shares of the Fund for shares of any other series of the Trust advised by the Advisor and offered for sale in the state in which you reside. Shares may be exchanged for shares of any other series of the Trust at the net asset value plus the percentage difference between that series' sales charge and any sales charge, previously paid by you in connection with the shares being exchanged. Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.

A pattern of frequent purchase and redemption transactions is considered by the Advisor to not be in the best interest of the shareholders of the Fund. Such a pattern may, at the discretion of the Advisor, be limited by the Fund's refusal to accept further purchase and/or exchange orders from an investor, after providing the investor with 60-days' prior notice.

The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon 60-days' written notice to the shareholders.

Stock Certificates. You do not have the option of receiving stock certificates for your shares. Evidence of ownership will be given by issuance of periodic account statements that will show the number of shares owned.

REDEEMING YOUR SHARES

Regular Mail Redemptions. Regular mail redemption requests should be addressed to:

                        The Chesapeake Core Growth Fund
                        c/o NC Shareholder Services
                        116 South Franklin Street
                        Post Office Box 4365
                        Rocky Mount, North Carolina 27803-0365

Regular mail redemption requests should include:

         (1) Your letter of instruction specifying the account number and number of shares, or the dollar amount, to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;

         (2) Any required signature guarantees (see "Signature Guarantees" below); and

         (3) Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other organizations.

Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request. However, the Fund may delay forwarding a redemption check for recently purchased shares while it determines whether the purchase payment will be honored. Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer. In all cases, the net asset value next determined after receipt of the request for redemption will be used in processing the redemption request.

Telephone and Bank Wire Redemptions. Unless you decline the telephone transaction privileges on your account application you may redeem shares of the Fund by telephone. You may also redeem shares by bank wire under certain limited conditions. The Fund will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.

The Fund may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 252-972-1908). The confirmation instructions must include:

        (1) The name of the Fund,
        (2) Shareholder name and account number,
        (3) Number of shares or dollar amount to be redeemed,
        (4) Instructions for transmittal of redemption funds to the shareholder, and
        (5) Shareholder signature as it appears on the application then on file with the Fund.

Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above. You can choose to have redemption proceeds mailed to you at your address of record, your bank, or to any other authorized person, or you can have the proceeds sent by wire transfer to your bank ($5,000 minimum). Redemption proceeds can not be wired on days in which your bank is not open for business. You can change your redemption instructions anytime you wish by filing a letter including your new redemption instructions with the Fund. See "Signature Guarantees" below.

The Fund in its discretion may choose to pass through to redeeming shareholders any charges imposed by the custodian for wire redemptions. The custodian currently charges the Fund $10.00 per transaction for wiring redemption proceeds. If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Fund at 1-800-430-3863. Redemption proceeds will only be sent to the bank account or person named in your Fund Shares Application currently on file with the Fund. Telephone redemption privileges authorize the Fund to act on telephone instructions from any person representing himself or herself to be the investor and reasonably believed by the Fund to be genuine. The Fund will employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine, and if it does not follow such procedures, the Fund will be liable for any losses due to fraudulent or unauthorized instructions. The Fund will not be liable for following telephone instructions reasonably believed to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

Systematic Withdrawal Plan. A shareholder who owns shares of the Fund valued at $25,000 or more at the current offering price may establish a systematic withdrawal plan to receive a monthly or quarterly check in a stated amount not less than $250. Each month or quarter, as specified, the Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount. The shareholder may establish this service whether dividends and distributions are reinvested in shares of the Fund or paid in cash. Call or write the Fund for an application form.

Small Accounts. The Trustees reserve the right to redeem involuntarily any account having a net asset value of less than $25,000 (due to redemptions, exchanges, or transfers, and not due to market action) upon 60-days' written notice. If the shareholder brings his account net asset value up to at least $25,000 during the notice period, the account will not be redeemed. Redemptions from retirement plans may be subject to federal income tax withholding.

Signature Guarantees. To protect your account and the Fund from fraud, signature guarantees are required to be sure that you are the person who has authorized a change in registration or standing instructions for your account. Signature guarantees are required for (1) change of registration requests, (2) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application, and (3) redemption requests in excess of $50,000. Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.


                     OTHER IMPORTANT INVESTMENT INFORMATION
                     --------------------------------------

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The  following  information  is meant as a general  summary for U.S.  taxpayers.
Additional tax information appears in the Statement of Additional Information ("SAI"). Shareholders should rely their own tax advisers for advice about the particular federal, state and local tax consequences to them of investing in the Fund.

The Fund will distribute most of its income and gains to its shareholders every year. Income dividends, if any, will be paid quarterly and capital gains distributions, if any, will be made at least annually. Shareholders may elect to take income dividends or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed, regardless of whether distributions are received in cash or are reinvested in additional Fund shares. A particular distribution generally will be taxable as either ordinary income or long-term capital gains. If a Fund designates a distribution as a capital gain distribution, it will be taxable to shareholders as long-term capital gains, regardless of how long they have held their Fund shares.

If the Fund declares a dividend in October, November or December but pays it in January, it may be taxable to shareholders as if they received it in the year it was declared. Each year each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

Distributions may be subject to state and local taxes, as well as federal taxes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from the account.

A shareholder who sells or redeems shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the years since inception of the Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial data included in the table below have been derived from audited financial statements of the Fund. The financial data for each of the fiscal years and period below have been audited by Deloitte & Touche LLP, independent auditors, whose report covering such years and period is incorporated by reference into the SAI. This information should be read in conjunction with the Fund's latest audited annual financial statements and notes thereto, which are also incorporated by reference into the SAI, a copy of which may be obtained at no charge by calling the Fund. Further information about the performance of the Fund is contained in the Annual Report of the Fund, a copy of which may also be obtained at no charge by calling the Fund at 1-800-430-3863.

                                    (For a Share Outstanding Throughout the Period)

--------------------------------------------------- -------------- -------------- --------------- ------------------
                                                       Year           Year            Year           Period
                                                       Ended          Ended           Ended          Ended
                                                      2/28/01        2/29/00         2/28/99       2/28/98 (a)
                                                      -------        -------         -------       -----------
------------------------------------------------- -------------- -------------- --------------- ------------------
Net Asset Value, Beginning of Period                   $19.42         $12.68          $10.72           $10.00
------------------------------------------------- -------------- -------------- --------------- ------------------
Income from investment operations
    Net investment loss                                 (0.08)         (0.07)          (0.07)          (0.01)
    Net realized and unrealized (loss) gain on          (2.10)          8.18            2.03            0.75
    investments
                                                         ----           ----            ----            ----
    Total from investment operations                    (2.18)          8.11            1.96            0.74
                                                         ----           ----            ----            ----
-------------------------------------------------- -------------- -------------- --------------- ------------------
Distributions to shareholders from
    Distributions in excess of net investment income     0.00           0.00            0.00           (0.02)
    Net realized gain from investment transactions      (2.11)         (1.37)           0.00            0.00
                                                         ----           ----            ----            ----
    Total distributions                                 (2.11)         (1.37)           0.00           (0.02)
                                                         ----           ----            ----            ----
-------------------------------------------------- -------------- -------------- --------------- ------------------
Net Asset Value, End of Period                          $15.13         $19.42          $12.68           $10.72
                                                        ======         ======          ======           ======
-------------------------------------------------- -------------- -------------- --------------- ------------------
Total Return                                           (12.37)%        66.64%          18.27%           7.49%(c)
                                                       ========        ======          ======           =====
-------------------------------------------------- -------------- -------------- --------------- ------------------
Ratios/supplemental data
-------------------------------------------------- -------------- -------------- --------------- ------------------
Net Assets, End of Period (000's)                      $15,716        $11,542         $6,050            $6,048
                                                       =======        =======         ======            ======
-------------------------------------------------- -------------- -------------- --------------- ------------------
  Ratio of expenses to average net assets
    Before expense reimbursements and waived fees       1.80%          2.25%           2.73%           3.19%(b)
    After expense reimbursements and waived fees        1.25%          1.15%           1.39%           1.24%(b)
-------------------------------------------------- -------------- -------------- --------------- ------------------
  Ratio of net investment loss to average net assets
    Before expense reimbursements and waived fees      (1.06)%        (1.59)%         (1.89)%         (2.19)%(b)
    After expense reimbursements and waived fees       (0.50)%        (0.49)%         (0.55)%         (0.24)%(b)


--------------------------------------------------- -------------- -------------- --------------- ------------------
   Portfolio turnover rate                              136.22 %       130.44 %        174.44 %        29.83 %
--------------------------------------------------- -------------- -------------- --------------- ------------------

(a) For the period from September 29, 1997 (commencement of operations) to February 28, 1998.
(b) Annualized.
(c) Not annualized.


                             ADDITIONAL INFORMATION
________________________________________________________________________________

                         THE CHESAPEAKE CORE GROWTH FUND

                                 A No Load Fund

________________________________________________________________________________

Additional information about the Fund is available in the Fund's SAI, which is incorporated by reference into this prospectus. Additional information about the Fund's investments is also available in the Fund's Annual and Semi-annual Reports to shareholders. The Fund's Annual Report will include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

The SAI and the Annual and Semi-annual Reports are available free of charge upon request (you may also request other information about the Fund or make shareholder inquiries) by contacting the Fund at:


        By telephone:              1-800-430-3863

        By mail:                   The Chesapeake Core Growth Fund
                                   c/o NC Shareholder Services
                                   116 South Franklin Street
                                   Post Office Box 4365
                                   Rocky Mount, NC  27803-0365

        By e-mail:                 info@ncfunds.com

        On the Internet:           www.ncfunds.com


Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.







Investment Company Act file number 811-07324

                                     PART B
                                     ------

                                    FORM N-1A


                       STATEMENT OF ADDITIONAL INFORMATION

                           THE CHESAPEAKE GROWTH FUND

                                  June 28, 2001

                                 A Series of the
                         GARDNER LEWIS INVESTMENT TRUST
                 116 South Franklin Street, Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365
                            Telephone 1-800-430-3863







                                Table of Contents
                                -----------------
                                                                            Page
                                                                            ----

OTHER INVESTMENT POLICIES....................................................  2
INVESTMENT LIMITATIONS.......................................................  3
PORTFOLIO TRANSACTIONS.......................................................  5
NET ASSET VALUE..............................................................  6
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................  7
DESCRIPTION OF THE TRUST.....................................................  8
ADDITIONAL INFORMATION CONCERNING TAXES......................................  9
MANAGEMENT OF THE FUND....................................................... 10
SPECIAL SHAREHOLDER SERVICES................................................. 15
ADDITIONAL INFORMATION ON PERFORMANCE........................................ 17
FINANCIAL STATEMENTS......................................................... 19
APPENDIX A - DESCRIPTION OF RATINGS.......................................... 20







This Statement of Additional Information ("SAI") is meant to be read in conjunction with the Prospectuses for The Chesapeake Growth Fund's ("Fund") Institutional Shares, Super-Institutional Shares, and the Class A Investor Shares, each dated the same date as this SAI, and is incorporated by reference in its entirety into each Prospectus. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Information from the Annual Reports to shareholders is incorporated by reference into this SAI. Copies of the Fund's Prospectuses and Annual Reports may be obtained at no charge by writing or calling the Fund at the address and phone number shown above. Capitalized terms used but not defined herein have the same meanings as in each Prospectus.

                            OTHER INVESTMENT POLICIES

The Fund was organized in on April 6, 1994 in the state of Massachusetts as a diversified, open-end management investment company. The following policies supplement the Fund's investment objective and policies as set forth in the Prospectuses for each Class of Shares of the Fund. Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by rating agencies for securities in which the Fund may invest.

Repurchase Agreements. The Fund may acquire U.S. government securities or corporate debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale will occur within one to seven days of the purchase.

Repurchase agreements are considered "loans" under the Investment Company Act of 1940, as amended ("1940 Act"), collateralized by the underlying security. The Trust will implement procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. Additionally, Gardner Lewis Asset Management ("Advisor"), the investment advisor to the Fund will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. The Fund's risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Fund will not enter into any repurchase agreement that will cause more than 10% of its net assets to be invested in repurchase agreements that extend beyond seven days and other illiquid securities.

Description of Money Market Instruments. The Fund may acquire money market instruments. Money market instruments may include U.S. government securities or corporate debt securities (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Banker's Acceptance the bank that "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured interest-bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from 2 to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated one of the top two rating categories by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps ("D&P") or, if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund.

Illiquid Investments. The Fund may invest up to 10% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Trust's Board of Trustees (each a "Trustee" and collectively "Trustees"), the Advisor determines the liquidity of the Fund's investments and, through reports from the Advisor, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Advisor may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by the Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days. If through a change in values, net assets or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Investment in illiquid securities poses risks of potential delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.

Foreign Securities. The Fund may invest up to 10% of its total assets in foreign securities and sponsored ADRs. The same factors would be considered in selecting foreign securities as with domestic securities. Foreign securities investment presents special consideration not typically associated with investment in domestic securities. Foreign taxes may reduce income. Currency exchange rates and regulations may cause fluctuations in the value of foreign securities. Foreign securities are subject to different regulatory environments than in the United States and, compared to the United States, there may be a lack of uniform accounting, auditing and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial, or social instability, or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. Government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.

Because of the inherent risk of foreign securities over domestic issues, the Fund will generally limit foreign investments to those traded domestically as sponsored American Depository Receipts ("ADRs"). ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of securities of a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. The prices of ADRs are denominated in U.S. dollars while the underlying security may be denominated in a foreign currency. To the extent the Fund invests in other foreign securities, it will generally limit such investments to foreign securities traded on foreign securities exchanges.

Investment Companies. In order to achieve its investment objective, the Fund may invest up to 10% of the value of its total assets in securities of other investment companies whose investment objectives are consistent with the Fund's investment objective. The Fund will not acquire securities of any one investment company if, immediately thereafter, the Fund would own more than 3% of such company's total outstanding voting securities, securities issued by such company would have an aggregate value in excess of 5% of the Fund's total assets, or securities issued by such company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund's total assets. To the extent the Fund invests in other investment companies, the shareholders of the Fund would indirectly pay a portion of the operating costs of the underlying investment companies. These costs include management, brokerage, shareholder servicing and other operational expenses. Shareholders of the Fund would then indirectly pay higher operational costs than if they owned shares of the underlying investment companies directly.

Real Estate Securities. The Fund will not invest in real estate or real estate mortgage loans (including limited partnership interests), but may invest in readily marketable securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein. The Fund may also invest in readily marketable interests in real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Although the Fund is not limited in the amount of these types of real estate securities it may acquire, it is not presently expected that within the next 12 months the Fund will have in excess of 5% of its total assets in real estate securities. Investments in real estate securities are subject to risks inherent in the real estate market, including risk related to changes in interest rates.

Forward Commitments and When-Issued Securities. The Fund may purchase when-issued securities and commit to purchase securities for a fixed price at a future date beyond customary settlement time. The Fund is required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or high-grade debt obligations in an amount sufficient to meet the purchase price. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. In addition, no income accrues to the purchaser of when-issued securities during the period prior to issuance. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term gains or losses upon such sales.


                             INVESTMENT LIMITATIONS

The Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose, means the lesser of
(i) 67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or
(ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase.

As a matter of fundamental policy, the Fund may not:

(1) Invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities or of any class of securities of any one issuer (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to these limitations);

(2) Invest 25% or more of the value of its total assets in any one industry or group of industries (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to these limitations);

(3) Invest more than 10% of the value of its total assets in foreign securities or sponsored American Depository Receipts ("ADRs");

(4) Invest in the securities of any issuer if any of the officers or Trustees or its investment advisor who own beneficially more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the outstanding securities of such issuer;

(5) Invest for the purpose of exercising control or management of another issuer;

(6) Invest in interests in real estate, real estate mortgage loans, real estate limited partnerships, oil, gas or other mineral exploration leases or development programs, except that the Fund may invest in the securities of companies (other than those that are not readily marketable) which own or deal in such things;

(7) Underwrite securities issued by others except to the extent the Fund may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities;

(8) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions);

(9) Make short sales of securities or maintain a short position, except short sales "against the box"; (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short.);

(10) Participate on a joint or joint and several basis in any trading account in securities;

(11) Make loans of money or securities, except that the Fund may invest in repurchase agreements (but repurchase agreements having a maturity of longer than seven days, together with other illiquid securities, are limited to 10% of the Fund's net assets);

(12) Invest in securities of issuers which have a record of less than three years continuous operation (including predecessors and, in the case of bonds, guarantors), if more than 5% of its total assets will be invested in such securities;

(13)     Issue senior securities, borrow money or pledge its assets;

(14) Write, purchase, or sell puts, calls, warrants, or combinations thereof, or purchase or sell commodities, commodities contracts, futures contracts, or related options; and

(15)     Invest in restricted securities.

Percentage restrictions stated as an investment policy or investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation.


                             PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.

The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives.

Purchases  of money  market  instruments  by the Fund  are  made  from  dealers, underwriters and issuers. The Fund currently does not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis by a dealer acting as principal for its own account without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions in the over-the-counter market are generally on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The Fund's fixed income portfolio transactions will normally be principal transactions executed in over-the-counter markets and will be executed on a "net" basis, which may include a dealer markup. With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.

The Fund may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

In executing Fund transactions and selecting brokers or dealers, the Advisor will seek to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The sale of Fund shares may be considered when determining the firms that are to execute brokerage transactions for the Fund. In addition, the Advisor is authorized to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable by the Fund. The Trustees will periodically review any commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised by the Advisor. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of securities transactions affected for such other account or investment company.

The Fund may also enter into brokerage/service arrangements pursuant to which selected brokers executing portfolio transactions for the Fund may pay a portion of the Fund's operating expenses. For the fiscal year ended February 28, 2001, the Fund participated in brokerage/service arrangements with Standard & Poors Securities, Inc. and Instinet Corporation, both of New York, New York. During such year the firms received $53,094 and $19,460, respectively, in brokerage commissions from the Fund and paid $39,641 of the Fund's operating expenses. There can be no assurance that such arrangements will continue in the future.

The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor if it believes it can obtain the best execution of transactions from such broker, although the Advisor has not utilized such a broker during the last three fiscal years. The Fund will not execute portfolio transactions through, acquire securities issued by, make savings deposits in or enter into repurchase agreements with the Advisor or an affiliated person of the Advisor (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the Securities and Exchange Commission ("SEC"). In addition, the Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor, or an affiliated person of the Advisor, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

Investment decisions for the Fund will be made independently from those for any other series of the Trust, if any, and for any other investment companies and accounts advised or managed by the Advisor. Such other investment companies and accounts may also invest in the same securities as the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

For the fiscal years ended February 28, 2001, February 29, 2000, and February 28, 1999, the Fund paid brokerage commissions of $527,401, $781,153, and $845,558, respectively. The decrease in brokerage commissions paid for the fiscal year ended February 28, 2001 from the previous fiscal year was primarily due to reduced portfolio turnover and decreased trading resulting from a decrease in the Fund's total assets.

                                 NET ASSET VALUE

The net asset value per share of each Class of the Fund is calculated separately by adding the value of the Fund's securities and other assets belonging to the Fund and attributable to that Class, subtracting the liabilities charged to the Fund and to that Class, and dividing the result by the number of outstanding shares of such Class. "Assets belonging to" the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular investment Fund. Income, realized and unrealized capital gains and losses, and any expenses of the Fund not allocated to a particular Class of the Fund will be allocated to each Class of the Fund on the basis of the net asset value of that Class in relation to the net asset value of the Fund. Assets belonging to the Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Trustees. Certain expenses attributable to a particular Class of shares (such as the distribution and service fees attributable to Investor Shares) will be charged against that Class of shares. Certain other expenses attributable to a particular Class of shares (such as registration fees, professional fees, and certain printing and postage expenses) may be charged against that Class of shares if such expenses are actually incurred in a different amount by that Class or if the Class receives services of a different kind or to a different degree than other Classes, and the Trustees approve such allocation. Subject to the provisions of the Amended and Restated Declaration of Trust, determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund and the Classes of the Fund are conclusive.

The net asset value per share of each Class of the Fund is determined at the time normal trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m., Eastern time, Monday through Friday, except on business holidays when the NYSE is closed. The NYSE generally recognizes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the Fund's net asset value will not be determined.

The Fund has entered into brokerage/service arrangements with certain brokers who paid a portion of the Fund's expenses for the fiscal year ended February 28, 2001. This program has been reviewed by the Trustees, subject to the provisions and guidelines as clearly outlined in the securities laws and legal precedent of the United States. There can be no assurance that the Fund's brokerage/service arrangements will continue in the future.

For the fiscal year ended February 28, 2001, the total expenses of the Fund (after expense reductions of $39,641 paid by brokers pursuant to brokerage/service arrangements with the Fund and waiver of $4,167 of shareholder administration fees) were $3,576,516 (1.06%, 1.18%, and 1.53% the average daily net assets of the Fund's Super-Institutional Shares, Institutional Shares, and Class A Investor Shares, respectively). For the fiscal year ended February 29, 2000, the total expenses of the Fund (after expense reductions of $81,282 paid by brokers pursuant to brokerage/service arrangements with the Fund and waiver of $25,000 of shareholder administration fees) were $2,987,057 (1.04%, 1.17%, and 1.56% the average daily net assets of the Fund's Super-Institutional Shares, Institutional Shares, and Class A Investor Shares, respectively). For the fiscal year ended February 28, 1999, the total expenses of the Fund (after expense reductions of $169,241 paid by a broker pursuant to the brokerage/services arrangement with the Fund, waiver of $25,000 of shareholder administration fees, and waiver of $941 of distribution fees) were $2,816,768 (0.99%, 1.15%, and 1.53% of the average daily net assets of the Fund's Super-Institutional Shares, Institutional Shares, and Class A Investor Shares, respectively).


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases. Shares of the Fund are offered and sold on a continuous basis and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Fund. Selling dealers have the responsibility of transmitting orders promptly to the Fund. The public offering price of shares of the Fund equals net asset value, plus a sales charge generally for the Class A Investor Shares. Capital Investment Group, Inc. ("Distributor") receives this sales charge as Distributor and may reallow it in the form of dealer discounts and brokerage commissions. The current schedule of sales charges and related dealer discounts and brokerage commissions is set forth in the Prospectus for the Class A Investor Shares, along with the information on current purchases, rights of accumulation, and letters of intent. See "Investing in the Fund" in the Class A Investor Shares Prospectus.

Plan Under Rule 12b-1. The Trust has adopted a Plan of Distribution ("Plan") for the Class A Investor Shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (see "Management of the Fund - Distribution of the Fund's Shares" in the Class A Investor Shares Prospectus). Under the Plan, the Fund may expend a percentage of the Class A Investor Shares' average net assets annually to finance any activity which is primarily intended to result in the sale of shares of the Class A Investor Shares of the Fund and the servicing of shareholder accounts, provided the Trustees have approved the category of expenses for which payment is being made. The current fees paid under the Plan is 0.25% of the average net assets of the Class A Investor Shares. Such expenditures paid as service fees to any person who sells shares of the Fund may not exceed 0.25% of the average annual net asset value of such shares. Potential benefits of the Plan to the Fund include improved shareholder servicing, savings to the Fund in transfer agency costs, benefits to the investment process from growth and stability of assets and maintenance of a financially healthy management organization.

All of the distribution expenses incurred by the Distributor and others, such as broker-dealers, in excess of the amount paid by the Fund will be borne by such persons without any reimbursement from the Fund. Subject to seeking best execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms that receive payments under the Plan.

From  time to time  the  Distributor  may pay  additional  amounts  from its own
resources  to  dealers  for  aid  in   distribution  or  for  aid  in  providing
administrative services to shareholders.

The Plan and the Distribution Agreement with the Distributor have been approved by the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plan or any related agreements, by vote cast in person or at a meeting duly called for the purpose of voting on the Plan and such Agreement. Continuation of the Plan and the Distribution Agreement must be approved annually by the Trustees in the same manner as specified above.

Each year the Trustees must determine whether continuation of the Plan is in the best interest of shareholders of the Fund and that there is a reasonable likelihood of its providing a benefit to the Fund, and the Trustees have made such a determination for the current year of operations under the Plan. The
Plan, the Distribution Agreement and the Dealer Agreement with any broker/dealers may be terminated at any time without penalty by a majority of those trustees who are not "interested persons" or, with respect to the Class A Investor Shares, by a majority vote of the Class A Investor Shares' outstanding voting stock. Any amendment materially increasing the maximum percentage payable under the Plan, with respect to the Class A Investor Shares, must likewise be approved by a majority vote of the Class A Investor Shares' outstanding voting stock, as well as by a majority vote of those trustees who are not "interested persons." Also, any other material amendment to the Plan must be approved by a majority vote of the trustees including a majority of the noninterested Trustees of the Trust having no interest in the Plan. In addition, in order for the Plan to remain effective, the selection and nomination of Trustees who are not "interested persons" of the Trust must be effected by the Trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plan. Persons authorized to make payments under the Plan must provide written reports at least quarterly to the Trustees for their review.

For the fiscal year ended February 28, 2001, the Fund incurred $86,915 for costs incurred in connection with the Plan for the Class A Investor Shares. For the fiscal year ended February 29, 2000, the Fund incurred $60,943 for costs incurred in connection with the Plan for the Class A Investor Shares. Prior to April 26, 2000, the Fund also offered Class C and Class D Investor Shares that were each subject to separate Rule 12b-1 plans of distribution. On April 26, 2000, all Class C and Class D Investor Shares were converted into Class A Investor Shares. For the period March 1, 1999 through April 25, 2000, the Fund incurred $19,314 and $41,616 for costs incurred in connection with the Plan for the Class C and D Investor Shares, respectively. These costs incurred in connection with the Plan for Class A, Class C, and Class D Investor Shares were attributed primarily to the compensation of sales personnel for the sale of Class A, Class C and Class D Investor Shares and servicing of shareholder accounts of those classes of shares, with a small portion spent on miscellaneous costs incurred in connection with distribution of the Fund's shares.

Redemptions. Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.

In addition to the situations described in the Prospectus under "Investing in the Fund - Redeeming Your Shares," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.


                            DESCRIPTION OF THE TRUST

The Trust is an unincorporated business trust organized under Massachusetts law on August 12, 1992. The Trust's Amended and Restated Declaration of Trust authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Amended and Restated Declaration of Trust currently provides for the shares of three series, as follows: the Fund, The Chesapeake Aggressive Growth Fund, and The Chesapeake Core Growth Fund, all managed by the Advisor. The shares of The Chesapeake Aggressive Growth Fund and the Chesapeake Core Growth Fund are all of one class; the shares of the Fund are divided into three classes (Institutional Shares, Super-Institutional Shares, and Class A Investor Shares). Prior to April 26, 2000, the Fund also offered Class C Investor Shares and Class D Investor Shares. On April 26, 2000, all Class C and Class D Investor Shares were converted into Class A Investor Shares. The number of shares of each series shall be unlimited. The Trust does not intend to issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Fund, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. The rights of shareholders may not be modified by less than a majority vote. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

When used in the Prospectus or this SAI, a "majority" of shareholders means the vote of the lesser of (1) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Trust or the applicable series or class.

When issued for payment as described in the Prospectus and this SAI, shares of the Fund will be fully paid and non-assessable.

The Amended and Restated Declaration of Trust provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Amended and Restated Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

                     ADDITIONAL INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Each series of the Trust, including the Fund, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended, and intends to qualify or remain qualified as a regulated investment company. In order to so qualify, each series must elect to be a regulated investment company or have made such an election for a previous year and must satisfy, in addition to the distribution requirement described in the Prospectus, certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross income of each series must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the series' business of investing in such stock, securities or currencies. Any income derived by a series from a partnership or trust is treated as derived with respect to the series' business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the series in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the investment company nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the investment company's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

Each series of the Trust, including the Fund, will designate any distribution of long-term capital gains as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the series' taxable year. Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each series of the Trust, including the Fund, intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a series does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as ordinary income to shareholders to the extent of the series' current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

Each series of the Trust, including the Fund, will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or 31% of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

Dividends paid by the Fund derived from net investment income or net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Long-term capital gains distributions, if any, are taxable as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long Fund shares have been held.

The Fund will send shareholders information each year on the tax status of dividends and disbursements. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or shares and no matter how long you have held Fund shares, even if they reduce the net asset value of shares below your cost and thus, in effect, result in a return of a part of your investment.


                             MANAGEMENT OF THE FUND

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund and review the performance of the Fund. This section of the SAI provides information about the persons who serve as Trustees and Officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.

Trustees and Officers. The Trustees and executive officers of the Trust, their addresses and ages, and their principal occupations for the last five years are as follows:


--------------------------------------------------- ----------------------- ---------------------------------------------------
Name, Address, and Age*                             Position(s) with        Principal Occupation(s)
                                                    The Fund/Trust          During Past 5 Years
--------------------------------------------------- ----------------------- ---------------------------------------------------
Jack E. Brinson, 69                                 Trustee                 Retired; Independent Trustee - Nottingham
1105 Panola Street                                                          Investment Trust II, New Providence Investment
Tarboro, North Carolina                                                     Trust, and Hillman Capital Management Investment
                                                                            Trust, Rocky Mount, North Carolina;
                                                                            Previously, President, Brinson Investment Co.
                                                                                 (personal investments) and
                                                                            President, Brinson Chevrolet, Inc.
                                                                                 (auto dealership), Tarboro, North Carolina


--------------------------------------------------- ----------------------- ---------------------------------------------------
W. Whitfield Gardner, 38                            Trustee**               Chairman and Chief Executive Officer
Chief Executive Officer                             Chief Executive         Gardner Lewis Asset Management
The Chesapeake Funds                                Officer                      (Advisor to the Chesapeake Funds)
285 Wilmington-West Chester Pike                                            Chadds Ford, Pennsylvania
Chadds Ford, Pennsylvania  19317

--------------------------------------------------- ----------------------- ---------------------------------------------------
Stephen J. Kneeley, 38                              Trustee                 Chief Operating Officer
1235 Westlakes Drive                                                        Turner Investment Partners
Suite 350                                                                        (investment manager)
Berwyn, Pennsylvania  19312                                                 Berwyn, Pennsylvania

--------------------------------------------------- ----------------------- ---------------------------------------------------
John L. Lewis, IV, 37                               President               President
The Chesapeake Funds                                                        Gardner Lewis Asset Management
285 Wilmington-West Chester Pike                                                 (Advisor to the Chesapeake Funds)
Chadds Ford, Pennsylvania  19317                                            Chadds Ford, Pennsylvania

--------------------------------------------------- ----------------------- ---------------------------------------------------
C. Frank Watson, III, 30                            Secretary               President
116 South Franklin Street                           Assistant Treasurer     The Nottingham Company
Rocky Mount, North Carolina 27802                                                (Administrator to the Fund)
                                                                            Rocky Mount, North Carolina

--------------------------------------------------- ----------------------- ---------------------------------------------------
Julian G. Winters, 32                               Treasurer               Legal and Compliance Director
116 South Franklin Street                           Assistant Secretary     The Nottingham Company
Rocky Mount, North Carolina 27802                                                (Administrator to the Fund)
                                                                            Rocky Mount, North Carolina

--------------------------------------------------- ----------------------- ---------------------------------------------------
William D. Zantzinger, 39                           Vice President          Director of Trading
The Chesapeake Funds                                                        Gardner Lewis Asset Management
285 Wilmington-West Chester Pike                                                 (Advisor to the Chesapeake Funds)
Chadds Ford, Pennsylvania  19317                                            Chadds Ford, Pennsylvania

--------------------------------------------------- ----------------------- ---------------------------------------------------


    *  As of June 29, 2001.
    ** Indicates that Trustee is an "interested person" of the Trust for purposes of the 1940 Act.

Compensation. The officers of the Trust will not receive compensation from the Trust for performing the duties of their offices. Each Trustee who is not an "interested person" of the Trust receives a fee of $7,500 each year, plus $400 per series of the Trust per meeting attended in person or $150 per series of the Trust per meeting attended by telephone. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings.

                               Compensation Table*


                                                    Pension                                        Total
                                                  Retirement                                   Compensation
                           Aggregate               Benefits              Estimated               from the
                         Compensation             Accrued As              Annual                   Trust
                           from the              Part of Fund          Benefits Upon              Paid to
Name of Trustee              Fund                  Expenses             Retirement              Trustees**
---------------              ----                  --------             ----------              ----------
Jack E. Brinson             $3,600                   None                  None                   $10,800
W. Whitfield Gardner         None                    None                  None                    None
Stephen J. Kneeley          $3,600                   None                  None                   $10,800


  *  Figures are for the fiscal year ended February 28, 2001.
  ** Each of the Trustees serves as a Trustee to the three funds of the Trust, including the Fund.

Principal Holders of Voting Securities. As of June 11, 2001, the Trustees and Officers of the Trust as a group owned beneficially (i.e., had voting and/or investment power) less than 1% of the then outstanding shares of each Class of the Fund. On the same date the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of each Class of the Fund. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of a Class of the Fund as of June 11, 2001.


     Name and Address of                             Amount and Nature of                                      Percent
     Beneficial Owner                                Beneficial Ownership*                                     of Class
     ----------------                                ---------------------                                     --------

                                                     INSTITUTIONAL SHARES

     Wells Fargo Bank Minnesota, N.A., Trustee         786,111.951 Shares                                       13.279%
     FBO COBANK ACB Retirement Plan
     P. O. Box 1533
     Minneapolis, Minnesota  55480

     Charles Schwab & Company, Inc.                    428,374.385 Shares                                         7.236%
     House Account FBO Customers
     101 Montgomery Street
     San Francisco, CA  94104

     Joseph Gardner Scott                              425,732.475 Shares                                         7.191%
     P.O. Box 250
     Lexington, SC  29072

     Strafe & Company FAO Blanchard                    374,835.537 Shares                                         6.332%
     Valley Health Association Plan
     P.O. Box 160
     Westerville, Ohio  43086-0160

     Jacob and Hilda Blaustein Foundation, Inc.        338,477.857 Shares                                         5.717%
     c/o ATAPCO Financial Services
     P. O. Box 238
     Baltimore, Maryland  21203



                                                 SUPER-INSTITUTIONAL SHARES

     Ohio School                                   10,259,620.562 Shares                                       100.000%**
     Employee Retirement System
     45 North 4th Street
     Columbus, Ohio  43214-3634


                                                    CLASS A INVESTOR SHARES

     Charles Schwab & Company, Inc.                     92,212.815 Shares                                         5.059%
     Custody Account FBO Customers
     101 Montgomery Street
     San Francisco, CA  94104


    * The shares indicated are believed by the Fund to be owned both of record and beneficially.
    ** Pursuant to applicable SEC regulations, this shareholder is deemed to control the indicated Class of Shares of the Fund.

Investment Advisor. Information about Gardner Lewis Asset Management, Chadds Ford, Pennsylvania and its duties and compensation as investment advisor is contained in the Prospectus for each class of shares of the Fund. The Advisor supervises the Fund's investments pursuant to an Investment Advisory Agreement ("Advisory Agreement"). The Advisory Agreement is currently effective for a one-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement is terminable without penalty on 60-days' notice by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

The Advisor manages the Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees. The Advisor is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities. The portfolio managers for the Fund are W. Whitfield Gardner and John L. Lewis IV. Both are principals of the Advisor. The Trust and the Advisor each have adopted a code of ethics that permits its personnel, subject to such respective code of ethics, to invest in securities, including securities that may be purchased or held by the Fund. The Advisor's code of ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Advisor. In that regard, portfolio managers and other investment personnel of the Advisor must report their personal securities transactions and holdings, which are reviewed for compliance with the code of ethics. Portfolio managers and other investment personnel who comply with the code of ethics' procedures may be permitted to purchase, sell or hold securities which also may be or are held in a fund(s) they manage or for which they otherwise provide investment advice.

The Advisor will receive a monthly management fee equal to an annual rate of 1.00% of the average daily net asset value of the Fund. For the fiscal years ended February 28, 2001, February 29, 2000, and February 28, 1999, the Advisor received its fee in the amount of $3,126,753, $2,530,178, and $2,360,591, respectively.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from its reckless disregard of its duties and obligations under the Agreement.

Administrator. The Trust has entered into a Fund Accounting and Compliance Administration Agreement with The Nottingham Company, Inc. ("Administrator"), 116 South Franklin Street, Post Office Drawer 69, Rocky Mount, North Carolina 27802-0069, pursuant to which the Administrator receives an annual administration fee of $12,500 per each Investor Class and Institutional Class plus a fee at the annual rate of 0.075% of the average daily net assets of each Investor Class and Institutional Shares of the Fund and 0.015% of the average daily net assets of the Super-Institutional Shares of the Fund for general administration services. In addition, the Administrator currently receives a base monthly fund accounting fee of $2,250 and annual asset based fee of 0.01% of the average daily net assets for each Investor Class and Institutional Shares for fund accounting and recordkeeping services for such Classes of Shares of the Fund. The Administrator also charges the Fund for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses. For services to the Fund for the fiscal years ended February 28, 2001, February 29, 2000, and February 28, 1999, the Administrator received aggregate administration fees of $148,798 (waiving $4,167 of administration fees), $134,532 (waiving $25,000 of administration fees), and $201,802 (waiving $25,000 of administration fees), respectively. For such fiscal years, the Administrator received $52,000, $84,000, and $84,000, respectively, for fund accounting and recordkeeping services.

The Administrator performs the following services for the Fund: (1) coordinate with the custodian and monitor the services it provides to the Fund; (2) coordinate with and monitor any other third parties furnishing services to the Fund; (3) provide the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (4) supervise the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) assists the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law; (6) prepare and, after approval by the Trust, file and arrange for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) prepare and, after approval by the Trust, arrange for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (8) review and submit to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instruct the Custodian to issue checks in payment thereof; and (9) take such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Fund.

Transfer Agent. The Trust has also entered into a Dividend Disbursing and Transfer Agent Agreement with NC Shareholder Services, LLC ("Transfer Agent"), a North Carolina limited liability company, 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365, to serve as transfer, dividend paying, and shareholder servicing agent for the Fund. For its services, the Transfer Agent is compensated $15 per shareholder per year, with a minimum fee of $1,500 per month and a minimum fee of $750 per month for each additional Class of shares. For the fiscal year ended February 28, 2001, the Transfer Agent received $13,836 in such shareholder servicing fees. For the fiscal year ended February 29, 2000, the Transfer Agent received $12,796 in such shareholder servicing fees. Prior to March 1, 1999, the Transfer Agent was compensated by the Administrator for its services to the Fund.

Distributor. Capital Investment Group, Inc. ("Distributor"), Post Office Box 32249, Raleigh, North Carolina 27622, acts as an underwriter and distributor of the Fund's shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of Fund shares pursuant to a Distribution Agreement ("Distribution Agreement") approved by the Trustees.

In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which the Fund shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund.

The Distributor is a broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc.

The Distribution Agreement may be terminated by either party upon 60-days' prior written notice to the other party.

For the fiscal year ended February 28, 2001, the aggregate dollar amount of sales charges paid on the sales of Fund shares was $6,509, from which the Distributor retained sales charges of $483. For the fiscal year ended February 29, 2000, the aggregate dollar amount of sales charges paid on the sales of Fund shares was $6,333, from which the Distributor retained sales charges of $469. For the fiscal year ended February 28, 1999, the aggregate dollar amount of sales charges paid on the sales of Fund shares was $25,067, from which the Distributor retained sales charges of $1,865.

Custodian. First Union National Bank ("Custodian"), 123 South Broad Street, Institutional Custody - PA4942, Philadelphia, Pennsylvania 19109, serves as custodian for the Fund's assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Fund an annual fee based on the average net assets of the Fund held by the Custodian plus additional out of pocket and transaction expenses incurred by the Fund.

Independent Auditors. Deloitte & Touche LLP, Two World Financial Center, New York, New York 10281, serves as independent auditors for the Fund, audits the annual financial statements of the Fund, prepares the Fund's federal and state tax returns, and consults with the Fund on matters of accounting and federal and state income taxation. A copy of the most recent annual report of the Fund will accompany this SAI whenever it is requested by a shareholder or prospective investor.

Legal Counsel. Parker, Poe, Adams & Bernstein L.L.P., Charlotte, North Carolina, serves as legal counsel to the Trust and the Fund and Wilmer, Cutler & Pickering, Washington, District of Columbia, serves as legal counsel to the Independent Trustees.

Code of Ethics. The Trust and the Advisor each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust and the Advisor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.


                          SPECIAL SHAREHOLDER SERVICES

The Fund offers the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectus, share certificates are not issued.

Automatic Investment Plan (Institutional and Investor Shares Only). The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Systematic Withdrawal Plan (Institutional and Investor Shares Only). Shareholders owning shares with a value of $10,000 or more ($1,000,000 or more for holders of Institutional Shares) may establish a systematic withdrawal plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December) in order to make the payments requested. The Fund has the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Prospectus, or available by calling the Fund. If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Redeeming Your Shares - Signature Guarantees" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed.
No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The systematic withdrawal plan may be terminated at any time by the Fund upon sixty days written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-800-430-3863, or by writing to:

                           The Chesapeake Growth Fund
               [Class A Investor Shares] or [Institutional Shares]
             or [Super-Institutional Shares], please specify c/o NC
                              Shareholder Services
                            116 South Franklin Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365

Purchases in Kind. The Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors that the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "Determining the Fund's Net Asset Value" in the Prospectuses.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Transfer of Registration. To transfer shares to another owner, send a written request to the Fund at the address shown herein. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectus under the heading "Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.
                Reduced Sales Charges for Class A Investor Shares

Concurrent Purchases. For purposes of qualifying for a lower sales charge, investors have the privilege of combining concurrent purchases of the Fund and another series of the Trust advised by the Advisor and sold with a sales charge. For example, if a shareholder concurrently purchases shares in another series of the Trust affiliated with the Advisor and sold with a sales charge at the total public offering price of $250,000, and shares in the Fund at the total public offering price of $250,000, the sales charge would be that applicable to a $500,000 purchase as shown in the appropriate table in the Prospectus. This privilege may be modified or eliminated at any time or from time to time by the Trust without notice thereof.

Rights of Accumulation. Pursuant to the right of accumulation, investors are permitted to purchase shares at the public offering price applicable to the total of (a) the total public offering price of the shares of the Fund then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all of the series of the Trust advised by the Advisor and sold with a sales charge. To receive the applicable public offering price pursuant to the right of accumulation, investors must, at the time of purchase, provide sufficient information to permit confirmation of qualification, and confirmation of the purchase is subject to such verification. This right of accumulation may be modified or eliminated at any time or from time to time by the Trust without notice.

Letters of Intent. Investors may qualify for a lower sales charge by executing a letter of intent. A letter of intent allows an investor to purchase shares of the Fund over a 13-month period at reduced sales charges based on the total amount intended to be purchased plus an amount equal to the then current net asset value of the purchaser's combined holdings of the shares of all of the series of the Trust advised by the Advisor and sold with a sales charge. Thus, a letter of intent permits an investor to establish a total investment goal to be achieved by any number of purchases over a 13-month period. Each investment made during the period receives the reduced sales charge applicable to the total amount of the intended investment.

The letter of intent does not obligate the investor to purchase, or the Fund to sell, the indicated amount. If such amount is not invested within the period, the investor must pay the difference between the sales charge applicable to the purchases made and the charges previously paid. If such difference is not paid by the investor, the Distributor is authorized by the investor to liquidate a sufficient number of shares held by the investor to pay the amount due. On the initial purchase of shares, if required (or subsequent purchases, if necessary) shares equal to at least five percent of the amount indicated in the letter of intent will be held in escrow during the 13-month period (while remaining registered in the name of the investor) for this purpose. The value of any shares redeemed or otherwise disposed of by the investor prior to termination or completion of the letter of intent will be deducted from the total purchases made under such letter of intent.

A 90-day backdating period can be used to include earlier purchases at the investor's cost (without a retroactive downward adjustment of the sales charge); the 13-month period would then begin on the date of the first purchase during the 90-day period. No retroactive adjustment will be made if purchases exceed the amount indicated in the letter of intent. Investors must notify the Administrator or the Distributor whenever a purchase is being made pursuant to a letter of intent.

Investors electing to purchase shares pursuant to a letter of intent should carefully read the letter of intent, which is included in the Fund Shares Application accompanying this Prospectus or is otherwise available from the Administrator or the Distributor. This letter of intent option may be modified or eliminated at any time or from time to time by the Trust without notice.

Reinvestments. Investors may reinvest, without a sales charge, proceeds from a redemption of shares of the Fund in shares of the Fund or in shares of another series of the Trust advised by the Advisor and sold with a sales charge, within 90 days after the redemption. If the other series charges a sales charge higher than the sales charge the investor paid in connection with the shares redeemed, the investor must pay the difference. In addition, the shares of the series to be acquired must be registered for sale in the investor's state of residence. The amount that may be so reinvested may not exceed the amount of the redemption proceeds, and a written order for the purchase of such shares must be received by the Fund or the Distributor within 90 days after the effective date of the redemption.

If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain. If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.

Purchases by Related Parties and Groups. Reductions in sales charges apply to purchases by a single "person," including an individual, members of a family unit, consisting of a husband, wife and children under the age of 21 purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust estate.

Reductions in sales charges also apply to purchases by individual members of a "qualified group." The reductions are based on the aggregate dollar value of shares purchased by all members of the qualified group and still owned by the group plus the shares currently being purchased. For purposes of this paragraph, a qualified group consists of a "company," as defined in the 1940 Act, which has been in existence for more than six months and which has a primary purpose other than acquiring shares of the Fund at a reduced sales charge, and the "related parties" of such company. For purposes of this paragraph, a "related party" of a company is: (i) any individual or other company who directly or indirectly owns, controls, or has the power to vote five percent or more of the outstanding voting securities of such company; (ii) any other company of which such company directly or indirectly owns, controls, or has the power to vote five percent of more of its outstanding voting securities; (iii) any other company under common control with such company; (iv) any executive officer, director or partner of such company or of a related party; and (v) any partnership of which such company is a partner.

Sales at Net Asset Value. The Fund may sell shares at a purchase price equal to the net asset value of such shares, without a sales charge, to Trustees, officers, and employees of the Trust, the Fund, and the Advisor, and to employees and principals of related organizations and their families and certain parties related thereto, including clients and related accounts of the Advisor. In addition, the Fund may sell shares at a purchase price equal to the net asset value of such shares, without a sales charge, to investment advisors, financial planners and their clients who are charged a management, consulting or other fee for their services; and clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent. The public offering price of shares of the Fund may also be reduced to net asset value per share in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.

                      ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of each Class of the Fund may be quoted in advertisements, sales literature, shareholder reports or other communications to shareholders. The Fund computes the "average annual total return" of each Class of the Fund by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by determining the ending redeemable value of a hypothetical $1,000 initial payment. This calculation is as follows:

                 P(1+T)^n = ERV

       Where:    T =   average annual total return.
                 ERV = ending  redeemable  value at the end of the  period
                       covered by the  computation of a hypothetical  $1,000
                       payment made at the beginning of the period.
                 P =   hypothetical initial payment of $1,000 from which the
                       maximum sales load is deducted.
                 n =   period covered by the computation, expressed in terms of
                       years.

The Fund may also compute the aggregate total return of each Class of the Fund, which is calculated in a similar manner, except that the results are not annualized.

The calculation of average annual total return and aggregate total return assume that the maximum sales load is deducted from the initial $1,000 investment at the time it is made and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. The Fund may also quote other total return information that does not reflect the effects of the sales load.

The average annual total returns for the Institutional Shares of the Fund for the year ended February 28, 2001, the five year period ended February 28, 2001, and since inception (April 6, 1994) through February 28, 2001 were (32.25)%, 13.96%, and 16.17%, respectively. The cumulative total return for the Institutional Shares of the Fund since inception through February 28, 2001, was 181.41%.

The average annual total returns for the Super-Institutional Shares of the Fund for the year ended February 28, 2001, the three year period ended February 28, 2001, and since inception (June 12, 1996) through February 28, 2001 were (32.17)%, 11.05%, and 13.29%, respectively. The cumulative total return for the Super-Institutional Shares of the Fund since inception through February 28, 2001 was 80.19%.

The average annual total returns for the Class A Investor Shares of the Fund for the year ended February 28, 2001, the five year period ended February 28, 2001, and since inception (April 7, 1995) through February 28, 2001 were (34.54)%, 12.86%, and 14.90%, respectively. Without reflecting the effects of the maximum sales load, the average annual total returns for the Class A Investor Shares of the Fund for the year ended February 28, 2001, the five year period ended February 28, 2001, and since inception (April 7, 1995) through February 28, 2001 were (32.52)%, 13.55%, and 15.50%, respectively. The cumulative total returns for the Class A Investor Shares of the Fund since inception through February 28, 2001, was 126.98%. Without reflecting the effects of the maximum sales load, the cumulative total returns for the Class A Investor Shares of the Fund since inception through February 28, 2001, was 134.00%.

The Fund may also quote the performance of the Class A Investor Shares of the Fund from the original inception of the Fund on April 6, 1994, as opposed to the inception of the Class A Investor Shares on April 7, 1995. Under such circumstances, historical performance of the Class A Investor Shares will be calculated by using the performance of the original class of the Fund (now called the Institutional Shares) from inception on April 6, 1994, until the date of issuance of the Class A Investor Shares on April 7, 1995, and combining such performance with the performance of the Class A Investor Shares since April 7, 1995. Calculated in this manner, the average annual returns of the Class A Investor Shares of the Fund since inception through February 28, 2001, with and without reflecting the effects of the maximum sales load, were 15.32% and 15.83%, respectively, and the cumulative total returns of the Class A Shares of the Fund since inception through February 28, 2001, with and without reflecting the effects of the maximum sales load, were 167.61% and 175.89%, respectively.

These performance quotations should not be considered representative of the Fund's performance for any specified period in the future.

The Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Total Return Index and the NASDAQ Industrials Index, which are generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the United States securities markets. The Fund may also compare its performance to the Russell 2000 Index, which is generally considered to be representative of the performance of unmanaged common stocks of small capitalization companies that are publicly traded in the United States securities markets. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals. The Fund may also occasionally cite statistics to reflect its volatility and risk. The Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies. The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment. Of course, there can be no assurance that the Fund will experience the same results. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time, the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund's Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time the Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.


                              FINANCIAL STATEMENTS

The audited  financial  statements  for the fiscal year ended February 28, 2001,
including   the  financial   highlights   appearing  in  the  Annual  Report  to
shareholders, are incorporated by reference and made a part of this document.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS


The Fund will normally be at least 90% invested in equities. As a temporary defensive position, however, the Fund may invest up to 100% of its assets in investment grade bonds, U.S. government securities, repurchase agreements, or money market instruments ("Investment-Grade Debt Securities"). When the Fund invests in Investment-Grade Debt Securities as a temporary defensive measure, it is not pursuing its investment objective. Under normal circumstances, however, the fund may invest in money market or repurchase agreement instruments as described in the SAI. The various ratings used by the nationally recognized securities rating services are described below.

A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of fixed income securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor's Ratings Services. The following summarizes the highest four ratings used by Standard & Poor's Ratings Services ("S&P") for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

       AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

       AA - Debt rated AA differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

       A - Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

       BBB - Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded, on balance, as having significant speculative characteristics with respect to the obligor's capacity to meet its financial commitment on the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Moody's Investors Service, Inc. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

       Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

       A - Debt that is rated A possesses many favorable investment attributes and is to be considered as an upper medium-grade obligation. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

       Baa - Debt that is rated Baa is considered as a medium grade obligation, i.e., it is neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such debt lacks outstanding investment characteristics and in fact has speculative characteristics as well.

Moody's applies numerical modifiers (l, 2 and 3) with respect to bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. Bonds which are rated Ba, B, Caa, Ca or C by Moody's are not considered "Investment-Grade Debt Securities" by the Advisor. Bonds rated Ba are judged to have speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments often may be very moderate and not well safeguarded.

Bonds that are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the security over any long period for time may be small. Bonds that are rated Caa are of poor standing. Such securities may be in default or there may be present elements of danger with respect to principal or interest. Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds that are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or supporting institutions) are considered to have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternative liquidity. Issuers rated Prime-2 (or supporting institutions) are considered to have a strong ability for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings' trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated may be more affected by external conditions. Ample alternate liquidity is maintained.

The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

       MIG-l; VMIG-l - Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

       MIG-2; VMIG-2 - Obligations bearing these designations are of a high quality with ample margins of protection.

Duff & Phelps Credit Rating Co. The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

       AAA - Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

       AA - Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

       A - Bonds rated A have average but adequate protection factors. The risk factors are more variable and greater in periods of economic stress.

       BBB - Bonds rated BBB have below-average protection factors but are still considered sufficient for prudent investment. There is considerable variability in risk during economic cycles.

Bonds rated BB, B and CCC by D&P are not considered Investment-Grade Debt Securities and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The rating Duff l is the highest rating assigned by D&P for short-term debt, including commercial paper. D&P employs three designations, Duff l+, Duff 1 and Duff 1- within the highest rating category. Duff l+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. Duff 1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Fitch Investors Service, Inc. The following summarizes the highest four ratings used by Fitch Investors Service, Inc. ("Fitch") for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

       AAA - Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

       AA - Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

       A - Bonds that are rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

       BBB - Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within a rating category. A "ratings outlook" is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

Bonds rated BB, B and CCC by Fitch are not considered Investment-Grade Debt Securities and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The following summarizes the two highest ratings used by Fitch for short-term notes, municipal notes, variable rate demand instruments and commercial paper:

       F-1+ - Instruments assigned this rating are regarded as having the strongest degree of assurance for timely payment.

       F-1 - Instruments assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

The term symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

Bonds rated BB, B and CCC by Fitch are not considered Investment-Grade Debt Securities and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The following summarizes the three highest ratings used by Fitch for short-term notes, municipal notes, variable rate demand instruments and commercial paper:

       F-1+ - Instruments assigned this rating are regarded as having the strongest degree of assurance for timely payment.

       F-1 - Instruments assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+

       F-2 - Instruments assigned this rating have satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust






                              Quarterly Fund Update

                       FOR THE PERIOD ENDED MARCH 31, 2001






                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                           THE CHESAPEAKE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


This report is submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor the fund's distributor is a bank.

For more information about The Chesapeake Growth Fund, including charges and expenses, call the fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

                         _____________________________

                              THE CHESAPEAKE FUNDS
                         _____________________________



                                  April 2, 2001



Dear Shareholder:

         The Chesapeake Core Growth Fund closed the first quarter with a loss of 9.32%. The Chesapeake Growth Fund Institutional Class and The Chesapeake Aggressive Growth Fund closed the quarter with losses of 18.32% and 15.65%. These losses compare to losses of 11.86% and 6.51% for the S&P 500 and Russell 2000. It was the Dow's worst first quarter in 24 years. Once again the Nasdaq's loss of 25.51% led the way down, highlighting the degree to which growth stocks have been abandoned by investors. The growth portions of the Russell 2000 and Russell Midcap indices were down 15.20% and 25.08% this quarter.

       Average Annual Total Returns - Net of maximum sales load - as of 3/31/01

               Chesapeake Core      Chesapeake Growth      Chesapeake Aggressive
                 Growth Fund     Fund Institutional Class       Growth Fund
                  large-cap               mid-cap               smaller-cap
1 Year             (14.76)%               (33.40)%               (41.01)%
3 Year              17.36%                  7.28%                 (4.88)%
5 Year                NA                   12.27%                  4.03%
Since Inception     18.27%                 14.63%                 10.75%

         This market has been hostile, indiscriminant, and taxing. Investing over the past year has been more difficult than at almost any other time in modern history. Having said this, we take no comfort in our relative performance when our results are negative, for we invest with the sole expectation of profit. As such, we are more resolved than ever to seek out returns for our clients, regardless of the market's sentiment.

         Despite our expecting otherwise, the market has continued the downhill slide it began over one year ago. Simply put, we thought that Fed action on interest rates and efforts in Washington to put together some form of stimulus package would cause investors to look beyond current economic slowness toward the recovery that would ensue. Instead, investor focus has been on the here and now. This has resulted in a continued sell-off that has given investors little time to exhale and, therefore, put incredible pressure on their psyche. Their plight can be likened to that of an underpowered prizefighter in the late rounds. The most significant difference is the fact that a prizefight has a predetermined end. The market's constant beating has created a behavior pattern that in turn appears to us to have exaggerated the circumstance.

         The economy in general is better than the market would have us believe. By and large, business fundamentals are sound and in most of the sectors where there is weakness it is due to the normal economic cycle. There are those spots, however, where the slowdown has been far more pronounced than we had anticipated. Telecom would be the most significant. Here, inventory builds will take more time to work through and the capital necessary to deploy new systems will be harder to secure. Despite our not anticipating the magnitude of this slowdown, we had little exposure to it and, therefore, the cost to our performance was minimized. Ironically, some of our worst losses this quarter came from the healthcare sector where company fundamentals are almost entirely insulated from current economic concern. Thus, in much of the portfolio, our losses can be attributed more to market sentiment than anything else.

         In the past two months many have predicted our country's economic demise, suggesting that the unprecedented advances we have witnessed over the past decade were more hype than reality and, therefore, the demand for many products and services will all but end. Article after article has been written about the perils of technology investing and the rational for avoiding it. And, study after study has been published to prove that the market has even further to fall.

         All of this is similar, except in its opposite conclusion, to discussions that were had, articles that were written, and studies that were published just twelve months ago. Then the economy would grow at historic rates for longer than ever before imaginable; technology would allow this to happen; and most valuation methodologies were not thought meaningful because they were not able to properly discount a ten-year earnings stream.

         It is the last point that deserves the most attention. For, just as sentiment caused investors to look too far out just twelve months ago, it is causing them to look too close in today. And it is this, in a nutshell, which has created the opportunity before us. Companies should be valued based on their three-to-five year earnings prospects, rather than their prospects for ten years or their prospects for ten months. This point becomes even more critical in times of economic compression, because a company's longer-term prospects may be masked by a shorter-term softening in demand. We think this is the case today.

         Some of the companies with whom we speak have been hard hit by this economic slowing. Others are simply taking a cautious approach to the current environment by curtailing capital spending and decreasing inventory builds. A slowing economic environment certainly manifests itself in a decrease in corporate earnings. But the question is, should these near-term earnings be used as the baseline from which to evaluate stocks? Our answer is that in many cases they should not.

         We believe that long-term investing results are derived through capitalizing on opportunity created by inefficient pricing of stock. Inefficiency is most often created by a lack of understanding of a company's prospects or a preoccupation with other issues. In this market environment, we think both phenomena exist. Our presumption of course is that the economy will right itself. This presumption is based in the belief that at its root, the economy is sound, and that most investment spending in recent years occurred on Main Street, not in the dot-coms, and that it will prove to be productive.

         We do think that the Fed could have reacted more quickly. We also wish Washington would deliver a rapid response stimulus package. We hear arguments discounting the impact of both courses of action, but disagree that they would not be effective, because we believe that a change in investor psychology is currently as important as anything else. Most of our companies have proprietary products and services and are less susceptible to macroeconomic change. But they, like many others, are being cautious or are affected by others being cautious, as everyone awaits signs of a change in psychology that will compel businesses to resume greater growth initiatives. For companies, this strategy may be sound, but for investors, such an approach is not possible. For, well before the dust is clear, Wall Street will have anticipated positive change and those stocks deserving will be well off their bottoms. This point becomes even more relevant when one looks at the magnitude of idle cash on the sidelines attempting to capitalize on a market bottom.

         The point is that successful market timing is next to impossible. In fact, we do not know of anyone who has been successful at it for an extended period of time. This market may bottom in a V-shaped pattern, a U-shaped pattern, or an L-shaped pattern. That bottom may be in front of us. It may already be behind us. But, whatever pattern results will be inconsequential a few years from now. For then, it will be the success of individual companies that will have determined the success of investors' portfolios. To that end, current research depth is essential because each and every kernel of information discovered could ultimately provide for greater return. Knowing this, our research team, which logs thousands of calls each year, increased its company contacts this quarter by 21% over last. This increased dialogue with managements, customers, competitors, and suppliers is intended to ensure the greatest depth of knowledge we can gather given the challenges we have been facing and the opportunity that lies ahead. For, we know that our clients will benefit if we dedicate our time to picking good stocks.

Sincerely,


/S/ W. Whitfield Gardner                    /S/ John L. Lewis, IV

W. Whitfield Gardner                        John L. Lewis, IV




















The Chesapeake Core Growth Fund's inception was September 29, 1997. Historical performance for The Chesapeake Growth Fund Institutional Class has been calculated by using the performance of an original class of The Fund (known as the A Shares) from inception on April 6, 1994 until the date of issuance of the new Institutional Series on April 7, 1995, and combining such performance with the performance of the Institutional Series since April 7, 1995. With the exception of average annual returns and where otherwise stated, the return figures shown above do not reflect the deduction of a sales load. The maximum sales load for The Chesapeake Aggressive Growth Fund is 3%. During part of the period cited above for The Chesapeake Growth Fund Institutional Class and The Chesapeake Core Growth Fund, the advisor assumed certain expenses and/or waived a portion of its fee. Total return would have been lower absent such assumption or fee waiver. The Chesapeake Aggressive Growth Fund, which has an inception date of January 4, 1993, closed to new investors on December 23, 1994. The performance quoted represents past performance and is not a guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. It is not possible to invest in an index (like the S&P 500 or Russell 2000) which is unmanaged and does not incur fees and charges.

For more information regarding each Fund including charges and expenses, obtain a prospectus by calling the Fund directly at (800) 430-3863 or the Fund's
Advisor at (610) 558-2800. Please read the prospectus carefully before you invest.



          Underwriter and Distributor: Capital Investment Group, Inc.,
                       P.O. Box 69, Rocky Mount, NC 27802
                               Phone 800-430-3863

                      ___________________________________

                           THE CHESAPEAKE GROWTH FUND
                      ___________________________________


                                 March 31, 2001

Investment Strategy
--------------------------------------------------------------------------------

The Chesapeake Growth Fund seeks capital appreciation through investments in small, medium, and large capitalization growth equities. The cornerstone of the fund's intensive in-house fundamental analysis is in constant contact with the management, customers, competitors, and suppliers of both current and potential investments.


Investment Guidelines
--------------------------------------------------------------------------------

The Fund seeks companies that:

o are experiencing a rapid growth rate - companies in our portfolio are forecasted to grow their profits in excess of 15% annually;
o  are selling at a stock price not yet fully reflective of their growth rate;
o are undergoing a positive change created by new products, managements, distribution strategies or manufacturing technologies;
o  have a strong balance sheet;
o  are less susceptible to macroeconomic change.


The Largest Industry Groups
--------------------------------------------------------------------------------

[Pie Chart Here]:
        Apparel                      4.7%
        Computer Software            4.6%
        Computers & Peripherals      3.8%
        Energy Services             20.1%
        Financial Services           5.5%
        Healthcare Delivery          8.2%
        Medical Products             3.6%
        Pharmaceuticals             12.2%
        Semiconductors & Related     5.8%
        Telecommunications           8.4%
        All Others                  23.1%


About The Investment Advisor
--------------------------------------------------------------------------------

Gardner Lewis Asset management serves as investment advisor to the Chesapeake Family of Funds. Overall, through the funds and separately managed accounts, Gardner Lewis invests approximately $2.5 billion in growth equities for both institutions and individuals including some of the top foundations, endowments, and pension plans in the U.S. Gardner Lewis was founded in 1990 and employs a staff of 33. The research team is comprised of 16.

Ten Largest Holdings
--------------------------------------------------------------------------------

1.  Alza Corp                          6.1%
2.  Jones Apparel Group, Inc.          5.2%
3.  AES Corporation                    4.5%
4.  Healthsouth Corp.                  3.8%
5.  Biogen, Inc.                       2.8%
6.  ITT Industries, Inc.               2.8%
7.  St. Jude Medical, Inc.             2.7%
8.  Heller Financial                   2.6%
9.  Dynegy, Inc.                       2.5%
10. NRG Energy, Inc.                   2.5%


Portfolio Characteristics
--------------------------------------------------------------------------------

Overall Assets ($MM)                    225
Number of Companies                      65
5 Yr. Historical Earnings Growth        14%
Earnings Growth - net year              29%
P/E Ratio - next year                    21

  (Gardner Lewis earnings estimates)


Performance Summary
                                                    Annualized
--------------------------------------------------------------------------------
                              Quarter     1 Year      5 Year         Since
                                End                                Inception
--------------------------------------------------------------------------------
The Chesapeake Growth Fund    -18.32%     -33.40%     12.27%         14.63%
Institutional Shares
--------------------------------------------------------------------------------


Historical performance for The Chesapeake Growth Fund Institutional Series has been calculated by using the performance of an original class of The Fund (known as the A Shares) from inception on April 6,1994 until the date of issuance of the new Institutional Series on April 7, 1995, and combining such performance with the performance of the Institutional Series since April 7, 1995. The performance quoted represents past performance and is not a guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares.


For More complete information regarding the Fund including charges and expenses, obtain a prospectus by calling the Fund directly at (800) 430-3863 or Gardner Lewis Asset Management, the Investment Advisor at (610) 558-2800. Please read the prospectus carefully before you invest.


                   Capital Investment Group, Inc., Distributor
                            Raleigh, NC (800)525-3863


                                          ___________________________________

                                              THE CHESAPEAKE GROWTH FUND
                                          ___________________________________

                                               PORTFOLIO OF INVESTMENTS
                                                      (unaudited)
                                                    March 31, 2001

---------------------------------------------------------     --------------------------------------------------------
Quantity    Security                        Market Value       Quantity   Security                        Market Value
=========================================================     ========================================================
    150,700 ADC Telecommunications, Inc.       1,280,950          5,524 McDATA Corp. A Shares                 104,265
    185,300 AES Corporation                    9,257,588        220,900 McLeodUSA, Inc.                     1,919,069
     94,500 Adelphia Communications            3,827,250         43,453 Mercury Interactive Corp.           1,819,594
    240,300 Agrium, Inc.                       3,027,780        125,200 Mirant Corp.                        4,444,600
    312,000 Alza Corp.                        12,636,000        117,300 Moodys Corp.                        3,232,788
     29,700 Amkor Technology Inc.                484,481        138,800 NRG Energy Inc,                     5,052,320
     33,500 Andrx Corporation                  1,641,500         41,700 Nabors Industries, Inc.             2,161,728
     40,300 BEA Systems, Inc.                  1,183,812        253,000 Norfolk Southern Corp.              4,235,220
     90,900 Biogen, Inc.                       5,755,106         42,000 Northrop Grumnman Corp.             3,654,000
     60,050 Biomet, Inc.                       2,365,407         94,600 Novellus Systems, Inc.              3,837,212
     49,200 Block, H & R, Inc.                 2,462,952         47,800 ONI Systems Corp.                     932,100
    197,600 Cadence Design Systems             3,653,624         49,200 Openwave Systems, Inc.                976,128
     86,800 Calpine Corp.                      4,780,076        138,200 Oratec Interventions                1,114,237
     90,200 Capstone Turbine                   2,559,425        122,900 Power-One, Inc.                     1,780,821
     57,600 Checkfree Corp.                    1,695,600         67,400 QLogic Corporation                  1,516,500
     54,700 Ciena Corp.                        2,283,725         53,200 Quest Software                        944,300
     30,100 Comverse Technology, Inc.          1,772,589        489,300 Rite Aid Corporation                3,273,417
    235,700 Conseco, Inc.                      3,794,770        143,600 SantaFe International               4,667,000
    100,100 Dynegy, Inc.                       5,106,101         96,500 Sempra Energy                       2,246,520
    157,400 EMC Corporation                    4,627,560        152,300 Semtech Corp.                       4,483,331
     25,600 Express Scripts                    2,219,008        104,900 St. Jude Medical, Inc.              5,648,865
    125,700 Finisar Corp.                      1,205,934        153,300 Sun Microsystems, Inc.              2,356,221
    159,300 Goodyear Tire & Rubber             3,799,305        111,300 Tekelec                             2,003,400
     93,700 HCA - The Healthcare Company       3,773,299         62,200 Teva Pharmaceutical - SP ADR        3,397,675
     64,400 Hanover Compressor                 2,041,480         49,200 TranSwitch Corp.                      645,750
    107,800 Health Management Assoc.           1,676,290         14,000 Transkaryotic Therapies               245,875
    141,000 Health Net, Inc.                   2,906,010        132,000 Transmeta Corp.                     2,541,000
    606,300 Healthsouth Corp.                  7,815,207         65,900 Transocean Sedco Forex, Inc.        2,856,765
    152,400 Heller Financial                   5,356,860        138,900 USA Networks, Inc.                  3,324,919
     99,900 ICN Pharmaceuticals, Inc.          2,540,457         79,100 Wind River Systems, Inc.            1,839,075
    147,900 ITT Industries, Inc.               5,731,125        124,200 Worldcom Inc.                       2,320,987
    280,600 Jones Apparel Group, Inc.         10,606,680        203,000 XO Communications, Inc              1,421,000
     61,500 LSI Logic Corp.                      967,395

                                                                        TOTAL EQUITY                      205,832,032

                                                                        CASH EQUIVALENT                    18,875,424

                                                                        TOTAL ASSETS                      224,707,456

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust


























                 This Report has been prepared for shareholders
                    and may be distributed to others only if
                preceded or accompanied by a current prospectus.

________________________________________________________________________________



                           THE CHESAPEAKE GROWTH FUND


________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust






                                  Annual Report

                      FOR THE YEAR ENDED FEBRUARY 28, 2001






                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                           THE CHESAPEAKE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor the fund's distributor is a bank.

For more information about The Chesapeake Growth Fund, including charges and expenses, call the fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

                           THE CHESAPEAKE GROWTH FUND
                              Institutional Shares

                   Performance Update - $1,000,000 Investment

                 For the period from April 6, 1994 (Commencement
                       of Operations) to February 28, 2001


[Line Graph Here]:
--------------------------------------------------------------------------------
                   The Chesapeake
                     Growth Fund             S&P 500 Total     Russell 2000
                 Institutional Shares        Return Index         Index
--------------------------------------------------------------------------------
  4/6/94             $1,000,000               $1,000,000       $1,000,000
 8/31/94              1,058,200                1,073,692        1,010,961
 2/28/95              1,128,600                1,116,296        1,008,015
 8/31/95              1,535,000                1,303,973        1,204,901
 2/29/96              1,463,316                1,503,656        1,291,575
 8/31/96              1,408,631                1,548,170        1,337,421
 2/28/97              1,646,610                1,897,057        1,453,582
 8/31/97              2,030,414                2,177,490        1,722,415
 2/28/98              2,062,399                2,561,122        1,890,122
 8/31/98              1,509,579                2,353,744        1,391,402
 2/28/99              1,969,483                3,066,598        1,625,700
 8/31/99              2,211,515                3,291,112        1,786,168
 2/29/00              4,153,848                3,426,290        2,428,287
 8/31/00              4,396,052                3,828,185        2,275,347
 2/28/01              2,814,130                3,145,383        2,021,867


This graph depicts the performance of The Chesapeake Growth Fund Institutional Shares versus the S&P 500 Total Return Index and the Russell 2000 Index. It is important to note that The Chesapeake Growth Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                           Average Annual Total Return

             --------------- ---------------- ----------------------
                                                   Since 4/6/94
                 One Year       Five Years       (Commencement of
                                                    Operations)
             --------------- ---------------- ----------------------
                 (32.25)%         13.96 %             16.17 %
             --------------- ---------------- ----------------------


>>   The  graph  assumes  an  initial  $1,000,000  investment  at April 6,  1994
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>> At February 28, 2001, the value of The Chesapeake Growth Fund Institutional Shares would have increased to $2,814,130 - a cumulative total investment return of 181.41% since April 6, 1994.

>> At February 28, 2001, the value of a similar investment in the S&P 500 Total Return Index would have increased to $3,145,383 - a cumulative total investment return of 214.54%; while a similar investment in the Russell 2000 Index would have increased to $2,021,867 - a cumulative total investment return of 102.19% since April 6, 1994.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 97.05%

      Aerospace & Defense - 1.60%
           Northrop Grumman Corporation ......................................                     40,800               $  3,833,160
                                                                                                                        ------------

      Agriculture - 1.14%
           Agrium Inc. .......................................................                    206,100                  2,739,069
                                                                                                                        ------------

      Apparel Manufacturing - 4.34%
        (a)Jones Apparel Group, Inc. .........................................                    270,900                 10,402,561
                                                                                                                        ------------

      Broadcast - Radio & Television - 2.85%
           Adelphia Communications Corp. .....................................                     92,700                  3,679,031
        (a)USA Networks, Inc. ................................................                    133,900                  3,155,019
                                                                                                                        ------------
                                                                                                                           6,834,050
                                                                                                                        ------------
      Computers - 5.25%
           EMC Corporation ...................................................                    152,700                  6,071,352
        (a)Extreme Networks, Inc. ............................................                     48,600                  1,098,817
        (a)Qlogic Corporation ................................................                     65,900                  2,463,013
        (a)Sun Microsystems, Inc. ............................................                    148,500                  2,951,438
                                                                                                                        ------------
                                                                                                                          12,584,620
                                                                                                                        ------------
      Computer Software & Services - 9.54%
        (a)Agile Software Corporation ........................................                     23,400                    510,412
        (a)BEA Systems, Inc. .................................................                     39,000                  1,496,625
        (a)Cadence Design Systems, Inc. ......................................                    190,700                  4,834,245
        (a)Checkfree Corp. ...................................................                     56,100                  2,703,319
        (a)KPMG Consulting Inc. ..............................................                    124,600                  2,873,587
        (a)Manugistics Group, Inc. ...........................................                     29,500                    914,500
        (a)McData Corporation ................................................                      5,524                     98,742
        (a)Mercury Interactive Corporation ...................................                     42,953                  2,703,354
        (a)ONI Systems Corp. .................................................                     46,100                  1,550,112
        (a)Quest Software, Inc. ..............................................                     77,700                  2,010,488
        (a)Wind River Systems, Inc. ..........................................                     76,500                  1,797,750
        (a)i2 Technologies, Inc. .............................................                     51,200                  1,376,000
                                                                                                                        ------------
                                                                                                                          22,869,134
                                                                                                                        ------------
      Electrical Equipment - 0.91%
        (a)Power-One, Inc. ...................................................                    122,900                  2,181,475
                                                                                                                        ------------

      Electronics - 0.70%
        (a)Jabil Circuit, Inc. ...............................................                     74,700                  1,679,256
                                                                                                                        ------------



                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Electronics - Semiconductor - 6.77%
        (a)Amkor Technology, Inc. ...............................................                  29,700               $    484,481
        (a)LSI Logic Corporation ................................................                  82,900                  1,335,519
        (a)Novellus Systems, Inc. ...............................................                 134,600                  5,198,925
        (a)Semtech Corporation ..................................................                 148,700                  3,726,794
        (a)Transwitch Corporation ...............................................                  46,700                    936,919
        (a)Transmeta Corporation ................................................                 129,000                  2,628,375
        (a)TriQuint Semiconductor, Inc. .........................................                   8,300                    150,956
        (a)Vitesse Semiconductor Corporation ....................................                  45,100                  1,778,631
                                                                                                                        ------------
                                                                                                                          16,240,600
                                                                                                                        ------------
      Financial Services - Commercial - 2.07%
           Heller Financial, Inc. ...............................................                 147,100                  4,973,451
                                                                                                                        ------------

      Holding Companies - Diversified - 2.42%
           ITT Industries, Inc. .................................................                 142,800                  5,790,540
                                                                                                                        ------------

      Instrumentation - 1.51%
           PerkinElmer, Inc. ....................................................                  49,500                  3,624,390
                                                                                                                        ------------

      Insurance - Life & Health - 1.34%
           Conseco, Inc. ........................................................                 229,000                  3,210,580
                                                                                                                        ------------

      Investment Analysis - 1.31%
           Moody's Corporation ..................................................                 116,500                  3,140,840
                                                                                                                        ------------

      Medical Biotechnology - 2.72%
        (a)Biogen, Inc. .........................................................                  88,000                  6,297,500
        (a)Transkaryotic Therapies, Inc. ........................................                  14,000                    233,406
                                                                                                                        ------------
                                                                                                                           6,530,906
                                                                                                                        ------------
      Medical - Hospital Management & Services - 5.41%
        (a)HEALTHSOUTH Corporation ..............................................                 589,000                  9,376,880
           HCA-The Healthcare Company ...........................................                  90,600                  3,587,760
                                                                                                                        ------------
                                                                                                                          12,964,640
                                                                                                                        ------------
      Medical - Managed Care Services - 1.25%
        (a)Health Net Inc. ......................................................                 136,300                  2,994,511
                                                                                                                        ------------

      Medical Supplies - 3.69%
           Biomet, Inc. .........................................................                  57,750                  2,241,422
        (a)ORATEC Interventions, Inc. ...........................................                 133,200                    903,269
           St. Jude Medical, Inc. ...............................................                 101,700                  5,707,404
                                                                                                                        ------------
                                                                                                                           8,852,095
                                                                                                                        ------------


                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Oil & Gas - Equipment & Services - 7.27%
        (a)Cooper Cameron Corporation ..........................................                    46,900              $  2,803,682
        (a)Nabors Industries, Inc. .............................................                    46,600                 2,642,220
           Santa Fe International Corporation ..................................                   139,500                 5,224,275
           Transocean Sedco Forex Inc. .........................................                    62,600                 3,012,938
        (a)Weatherford International, Inc. .....................................                    72,200                 3,756,566
                                                                                                                        ------------
                                                                                                                          17,439,681
                                                                                                                        ------------
      Pharmaceuticals - 8.44%
        (a)Alza Corporation ....................................................                   302,500                11,963,875
        (a)Andrx Group .........................................................                    32,100                 1,838,226
           ICN Pharmaceuticals, Inc. ...........................................                    97,100                 2,578,976
           Teva Pharmaceuticals Industries Ltd. ................................                    60,300                 3,844,125
                                                                                                                        ------------
                                                                                                                          20,225,202
                                                                                                                        ------------
      Retail - Drug Stores - 1.07%
           Rite Aid Corporation ................................................                   489,300                 2,554,146
                                                                                                                        ------------

      Telecommunications - 2.39%
        (a)McLeodUSA Incorporated ..............................................                   213,600                 2,803,500
        (a)XO Communications, Inc. .............................................                   196,400                 2,921,450
                                                                                                                        ------------
                                                                                                                           5,724,950
                                                                                                                        ------------
      Telecommunications - Equipment - 7.23%
        (a)ADC Telecommunications, Inc. ........................................                   146,300                 1,627,587
        (a)CIENA Corporation ...................................................                    52,300                 3,513,906
        (a)Comverse Technology, Inc. ...........................................                    28,800                 2,158,200
           Finisar Corporation .................................................                   121,800                 1,438,762
        (a)JDS Uniphase Corporation ............................................                     8,360                   223,630
        (a)New Focus, Inc. .....................................................                    29,100                   631,106
        (a)Openwave Systems Inc. ...............................................                    47,000                 1,731,659
        (a)Redback Networks Inc. ...............................................                    65,600                 2,024,377
        (a)Tellabs, Inc. .......................................................                    45,200                 1,969,025
        (a)Tekelec .............................................................                   106,200                 2,011,163
                                                                                                                        ------------
                                                                                                                          17,329,415
                                                                                                                        ------------
      Tire & Rubber - 1.65%
           The Goodyear Tire & Rubber Company ..................................                   154,900                 3,949,950
                                                                                                                        ------------

      Transportation - Rail - 1.86%
           Norfolk Southern Corporation ........................................                   246,000                 4,450,140
                                                                                                                        ------------


                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Utilities - Electric - 11.46%
           The AES Corporation ...................................................                179,700               $  9,698,409
        (a)Calpine Corporation ...................................................                 84,800                  3,772,752
        (a)Capstone Turbine Corporation ..........................................                115,800                  2,851,575
           Dynegy Inc. ...........................................................                 97,600                  4,587,200
        (a)Mirant Corporation ....................................................                120,700                  3,017,500
        (a)NRG Energy, Inc. ......................................................                127,900                  3,542,830
                                                                                                                        ------------
                                                                                                                          27,470,266
                                                                                                                        ------------

      Utilities - Telecommunications - 0.86%
           Worldcom, Inc. ........................................................                124,200                  2,064,825
                                                                                                                        ------------

           Total Common Stocks (Cost $222,421,154) ......................................................                232,654,453
                                                                                                                        ------------

INVESTMENT COMPANIES - 2.34%

      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Shares ......................................                716,313                    716,313
      Evergreen Money Market Treasury Institutional Treasury
           Money Market Fund Institutional Shares ................................              4,896,075                  4,896,075
                                                                                                                        ------------

           Total Investment Companies (Cost $5,612,388) .................................................                  5,612,388
                                                                                                                        ------------

Total Value of Investments (Cost $228,033,542 (b)) ...............................                  99.39 %             $238,266,841
Other Assets Less Liabilities ....................................................                   0.61 %                1,469,088
                                                                                                   ------               ------------
      Net Assets .................................................................                 100.00 %             $239,735,929
                                                                                                   ======               ============


      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is $229,482,035. Unrealized appreciation (depreciation) of investments for federal income tax purposes is as follows:



           Unrealized appreciation ......................................................................              $ 49,434,391
           Unrealized depreciation ......................................................................               (40,649,585)
                                                                                                                       ------------

                       Net unrealized appreciation ......................................................              $  8,784,806
                                                                                                                       ============





See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         February 28, 2001


ASSETS
      Investments, at value (cost $228,033,542) ......................................................                 $238,266,841
      Cash ...........................................................................................                       98,117
      Income receivable ..............................................................................                      123,258
      Receivable for investments sold ................................................................                    1,638,303
      Receivable for fund shares sold ................................................................                      385,545
                                                                                                                       ------------

           Total assets ..............................................................................                  240,512,064
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ...............................................................................                       51,087
      Payable for investment purchases ...............................................................                      663,549
      Payable for fund shares redeemed ...............................................................                       43,462
      Other liabilities ..............................................................................                       18,037
                                                                                                                       ------------

           Total liabilities .........................................................................                      776,135
                                                                                                                       ------------

NET ASSETS ...........................................................................................                 $239,735,929
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital ................................................................................                 $237,004,236
      Accumulated net realized loss on investments ...................................................                   (7,501,606)
      Net unrealized appreciation on investments .....................................................                   10,233,299
                                                                                                                       ------------
                                                                                                                       $239,735,929
                                                                                                                       ============

INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($75,221,070 / 5,633,105 shares) ..........................................................                 $      13.35
                                                                                                                       ============

CLASS A INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($25,779,324 / 2,002,183 shares) ..........................................................                 $      12.88
                                                                                                                       ============
      Maximum offering price per share (100 / 97 of $12.88) ..........................................                 $      13.28
                                                                                                                       ============

SUPER-INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($138,735,535 / 10,259,621 shares) ........................................................                 $      13.52
                                                                                                                       ============






See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended February 28, 2001


NET INVESTMENT LOSS

      Income
           Dividends ...................................................................................              $     725,197
                                                                                                                      -------------

      Expenses
           Investment advisory fees (note 2) ...........................................................                  3,126,753
           Fund administration fees (note 2) ...........................................................                    123,798
           Distribution fees - Class A Investor Shares (note 3) ........................................                     86,915
           Distribution fees - Class C Investor Shares (note 3) ........................................                      2,229
           Distribution fees - Class D Investor Shares (note 3) ........................................                      6,528
           Custody fees ................................................................................                     22,732
           Registration and filing administration fees (note 2) ........................................                     13,117
           Fund accounting fees (note 2) ...............................................................                     52,000
           Audit fees ..................................................................................                     21,627
           Legal fees ..................................................................................                      4,001
           Securities pricing fees .....................................................................                      5,693
           Shareholder administrative fees (note 2) ....................................................                     29,167
           Shareholder recordkeeping fees ..............................................................                     23,250
           Other accounting fees (note 2) ..............................................................                      2,697
           Shareholder servicing expenses ..............................................................                     13,836
           Registration and filing expenses ............................................................                     25,000
           Printing expenses ...........................................................................                     21,538
           Trustee fees and meeting expenses ...........................................................                      8,443
           Other operating expenses ....................................................................                     31,000
                                                                                                                      -------------

                Total expenses .........................................................................                  3,620,324
                                                                                                                      -------------

                Less:
                    Expense reimbursements (note 5) ....................................................                    (39,641)
                    Shareholder administrative fees waived (note 2) ....................................                     (4,167)
                                                                                                                      -------------

                Net expenses ...........................................................................                  3,576,516
                                                                                                                      -------------

                    Net investment loss ................................................................                 (2,851,319)
                                                                                                                      -------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized gain from investment transactions ...................................................                 56,372,713
      Decrease in unrealized appreciation on investments ...............................................               (171,689,068)
                                                                                                                      -------------

           Net realized and unrealized loss on investments .............................................               (115,316,355)
                                                                                                                      -------------

                Net decrease in net assets resulting from operations ...................................              $(118,167,674)
                                                                                                                      =============

See accompanying notes to financial statements



                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Year ended        Year ended
                                                                                                    February 28,      February 29,
                                                                                                        2001              2000
------------------------------------------------------------------------------------------------------------------------------------
(DECREASE) INCREASE IN NET ASSETS
     Operations
       Net investment loss ...................................................................     $  (2,851,319)     $  (2,553,415)
       Net realized gain from investment transactions ........................................        56,372,713         74,143,440
       (Decrease) increase in unrealized appreciation on investments .........................      (171,689,068)       143,056,554
                                                                                                   -------------      -------------
            Net (decrease) increase in net assets resulting from operations ..................      (118,167,674)       214,646,579
                                                                                                   -------------      -------------

     Distributions to shareholders from
       Net realized gain from investment transactions ........................................      (117,489,833)       (14,253,595)
                                                                                                   -------------      -------------

     Capital share transactions
       Increase (decrease) in net assets resulting from capital share transactions (a) .......        71,165,624         (9,336,094)
                                                                                                   -------------      -------------
                    Total (decrease) increase in net assets ..................................      (164,491,883)       191,056,890
NET ASSETS
     Beginning of period .....................................................................       404,227,812        213,170,922
                                                                                                   -------------      -------------
     End of period ...........................................................................     $ 239,735,929      $ 404,227,812
                                                                                                   =============      =============

(a) A summary of capital share activity follows:
                                                        ----------------------------------------------------------------------------
                                                                        Year ended                            Year ended
                                                                    February 28, 2001                     February 29, 2000
                                                                Shares              Value             Shares              Value
                                                        ----------------------------------------------------------------------------
--------------------------------------------------------
               Institutional Shares
--------------------------------------------------------
Shares sold ............................................           974,993      $  17,646,900            466,088      $  10,224,819
Shares issued for reinvestment of distributions ........         1,956,140         32,237,192            185,999          3,965,509
Shares redeemed ........................................          (938,074)       (25,656,191)          (833,274)       (16,268,434)
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) ...........................         1,993,059      $  24,227,901           (181,187)     $  (2,078,106)
                                                             =============      =============      =============      =============
--------------------------------------------------------
              Class A Investor Shares
--------------------------------------------------------
Shares sold ............................................           426,482      $  10,448,813             45,720      $   1,042,915
Shares issued for reinvestment of distributions ........           863,610         13,740,026             57,159          1,197,474
Shares redeemed ........................................          (310,401)        (6,155,909)          (655,988)       (12,362,303)
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) ...........................           979,691      $  18,032,930           (553,109)     $ (10,121,914)
                                                             =============      =============      =============      =============
--------------------------------------------------------
              Class C Investor Shares
--------------------------------------------------------
Shares sold ............................................             3,202      $     111,301              6,563      $     113,580
Shares issued for reinvestment of distributions ........                 0                  0              7,682            150,104
Shares redeemed ........................................           (68,159)        (1,683,457)          (125,773)        (2,408,595)
                                                             -------------      -------------      -------------      -------------
     Net decrease ......................................           (64,957)     $  (1,572,156)          (111,528)     $  (2,144,911)
                                                             =============      =============      =============      =============
--------------------------------------------------------
              Class D Investor Shares
--------------------------------------------------------
Shares sold ............................................             2,337      $      66,451              4,386      $      75,662
Shares issued for reinvestment of distributions ........                 0                  0             18,187            371,374
Shares redeemed ........................................          (313,584)        (8,343,664)          (213,709)        (3,787,932)
                                                             -------------      -------------      -------------      -------------
     Net decrease ......................................          (311,247)     $  (8,277,213)          (191,136)     $  (3,340,896)
                                                             =============      =============      =============      =============
--------------------------------------------------------
             Super-Institutional Shares
--------------------------------------------------------
Shares sold ............................................                 0      $           0                  0      $           0
Shares issued for reinvestment of distributions ........         4,121,952         68,754,162            389,265          8,349,733
Shares redeemed ........................................        (1,034,483)       (30,000,000)                 0                  0
                                                             -------------      -------------      -------------      -------------
     Net increase ......................................         3,087,469      $  38,754,162            389,265      $   8,349,733
                                                             =============      =============      =============      =============
--------------------------------------------------------
                    Fund Summary
--------------------------------------------------------
Shares sold ............................................         1,407,014      $  28,273,465            522,757      $  11,456,976
Shares issued for reinvestment of distributions ........         6,941,702        114,731,380            658,292         14,034,194
Shares redeemed ........................................        (2,664,701)       (71,839,221)        (1,828,744)       (34,827,264)
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) ...........................         5,684,015      $  71,165,624           (647,695)     $  (9,336,094)
                                                             =============      =============      =============      =============


See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                        Institutional Shares



------------------------------------------------------------------------------------------------------------------------------------
                                                                 Year ended    Year ended    Year ended    Year ended    Year ended
                                                                February 28,  February 29,  February 28,  February 28,  February 28,
                                                                    2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .............................. $  33.08      $  16.60      $  17.86      $  16.26      $  14.45

      (Loss) income from investment operations
        Net investment loss .....................................    (0.15)        (0.21)        (0.17)        (0.15)        (0.13)
        Net realized and unrealized (loss) gain on investments ..    (8.38)        17.92         (0.63)         4.22          1.94
                                                                  --------      --------      --------      --------      --------

             Total from investment operations ...................    (8.53)        17.71         (0.80)         4.07          1.81
                                                                  --------      --------      --------      --------      --------

      Distributions to shareholders from
        Tax return of capital ...................................     0.00          0.00          0.00         (0.53)         0.00
        Distribution in excess of net realized gains ............     0.00          0.00         (0.03)         0.00          0.00
        Net realized gain from investment transactions ..........   (11.20)        (1.23)        (0.43)        (1.94)         0.00
                                                                  --------      --------      --------      --------      --------

             Total distributions ................................   (11.20)        (1.23)        (0.46)        (2.47)         0.00
                                                                  --------      --------      --------      --------      --------

Net asset value, end of year .................................... $  13.35      $  33.08      $  16.60      $  17.86      $  16.26
                                                                  ========      ========      ========      ========      ========

Total return ....................................................   (32.25)%      110.91 %       (4.51)%       25.25 %       12.53 %
                                                                  ========      ========      ========      ========      ========


Ratios/supplemental data
      Net assets, end of year (000's) ........................... $ 75,221      $120,416      $ 63,426      $ 92,858      $ 77,858
                                                                  ========      ========      ========      ========      ========

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ...........     1.18 %        1.21 %        1.22 %        1.19 %        1.23 %
        After expense reimbursements and waived fees ............     1.17 %        1.17 %        1.15 %        1.16 %        1.22 %

      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ...........    (0.95)%       (1.03)%       (0.87)%       (0.90)%       (0.85)%
        After expense reimbursements and waived fees ............    (0.93)%       (1.00)%       (0.80)%       (0.88)%       (0.84)%

      Portfolio turnover rate ...................................   124.81 %      165.92 %      121.48 %      105.60 %      126.44 %





See accompanying notes to financial statements                                                                           (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                       Class A Investor Shares




------------------------------------------------------------------------------------------------------------------------------------
                                                                 Year ended    Year ended    Year ended    Year ended    Year ended
                                                                February 28,  February 29,  February 28,  February 28,  February 28,
                                                                    2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year ............................... $ 32.47       $ 16.37       $ 17.69       $ 16.18       $ 14.42

      (Loss) income from investment operations
        Net investment loss ......................................   (0.22)        (0.33)        (0.24)        (0.21)        (0.18)
        Net realized and unrealized (loss) gain on investments ...   (8.17)        17.66         (0.62)         4.19          1.94
                                                                   -------       -------       -------       -------       -------

             Total from investment operations ....................   (8.39)        17.33         (0.86)         3.98          1.76
                                                                   -------       -------       -------       -------       -------

      Distributions to shareholders from
        Tax return of capital ....................................    0.00          0.00          0.00         (0.53)         0.00
        Distribution in excess of net realized gains .............    0.00          0.00         (0.03)         0.00          0.00
        Net realized gain from investment transactions ...........  (11.20)        (1.23)        (0.43)        (1.94)         0.00
                                                                   -------       -------       -------       -------       -------

             Total distributions .................................  (11.20)        (1.23)        (0.46)        (2.47)         0.00
                                                                   -------       -------       -------       -------       -------

Net asset value, end of year ..................................... $ 12.88       $ 32.47       $ 16.37       $ 17.69       $ 16.18
                                                                   =======       =======       =======       =======       =======

Total return (a) .................................................  (32.52)%      110.07 %       (4.83)%       24.80 %       12.21 %
                                                                   =======       =======       =======       =======       =======

Ratios/supplemental data
      Net assets, end of year (000's) ............................ $25,779       $33,200       $25,797       $40,924       $39,376
                                                                   =======       =======       =======       =======       =======

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ............    1.53 %        1.59 %        1.60 %        1.55 %        1.54 %
        After expense reimbursements and waived fees .............    1.51 %        1.56 %        1.53 %        1.52 %        1.53 %

      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ............   (1.29)%       (1.41)%       (1.26)%       (1.27)%       (1.16)%
        After expense reimbursements and waived fees .............   (1.28)%       (1.38)%       (1.18)%       (1.24)%       (1.15)%

      Portfolio turnover rate ....................................  124.81 %      165.92 %      121.48 %      105.60 %      126.44 %



(a) Total return does not reflect payment of a sales charge.




See accompanying notes to financial statements                                                                           (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                       Class C Investor Shares



------------------------------------------------------------------------------------------------------------------------------------
                                                             Period ended    Year ended     Year ended     Year ended    Year ended
                                                               April 26,    February 29,   February 28,   February 28,  February 28,
                                                                 2001           2000           1999           1998          1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .........................  $30.06         $15.52         $17.12         $15.97         $14.34

      (Loss) income from investment operations
        Net investment loss ..................................   (0.16)         (1.14)         (0.60)         (0.52)         (0.29)
        Net realized and unrealized (loss) gain on investments   (5.46)         16.91          (0.54)          4.14           1.92
                                                                ------         ------         ------         ------         ------

             Total from investment operations ................   (5.62)         15.77          (1.14)          3.62           1.63
                                                                ------         ------         ------         ------         ------

      Distributions to shareholders from
        Liquidation of shares (See note 1) ...................  (24.44)          0.00           0.00           0.00           0.00
        Tax return of capital ................................    0.00           0.00           0.00          (0.53)          0.00
        Distribution in excess of net realized gains .........    0.00           0.00          (0.03)          0.00           0.00
        Net realized gain from investment transactions .......    0.00          (1.23)         (0.43)         (1.94)          0.00
                                                                ------         ------         ------         ------         ------

             Total distributions .............................  (24.44)         (1.23)         (0.46)         (2.47)          0.00
                                                                ------         ------         ------         ------         ------

Net asset value, end of period ...............................  $ 0.00         $30.06         $15.52         $17.12         $15.97
                                                                ======         ======         ======         ======         ======

Total return (a) .............................................  (18.80)%(b)    106.03 %        (6.68)%        22.95 %        11.30 %
                                                                ======         ======         ======         ======         ======

Ratios/supplemental data
      Net assets, end of period (000's).......................  $    0         $1,952         $2,740         $4,541         $9,192
                                                                ======         ======         ======         ======         ======

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ........    4.45 %(c)      4.02 %         3.90 %         3.11 %         2.34 %
        After expense reimbursements and waived fees .........    3.74 %(c)      3.43 %         3.45 %         3.05 %         2.33 %

      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ........   (4.38)%(c)     (3.83)%        (3.55)%        (2.84)%        (1.97)%
        After expense reimbursements and waived fees .........   (3.67)%(c)     (3.25)%        (3.11)%        (2.78)%        (1.96)%

      Portfolio turnover rate ................................  124.81 %       165.92 %       121.48 %       105.60 %       126.44 %

(a)   Total return does not reflect payment of a sales charge.
(b)   Aggregate return. Not annualized.
(c)   Annualized.




See accompanying notes to financial statements                                                                           (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                       Class D Investor Shares




------------------------------------------------------------------------------------------------------------------------------------
                                                                Period ended   Year ended    Year ended    Year ended    Year ended
                                                                  April 26,   February 29,  February 28,  February 28,  February 28,
                                                                    2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ............................  $ 31.59       $ 16.04       $ 17.45       $ 16.09       $ 14.41

      (Loss) income from investment operations
        Net investment loss .....................................    (0.10)        (0.44)        (0.34)        (0.32)        (0.29)
        Net realized and unrealized (loss) gain on investments ..    (5.75)        17.22         (0.61)         4.15          1.97
                                                                   -------       -------       -------       -------       -------

             Total from investment operations ...................    (5.85)        16.78         (0.95)         3.83          1.68
                                                                   -------       -------       -------       -------       -------

      Distributions to shareholders from
        Liquidation of shares (See note 1) ......................   (25.74)         0.00          0.00          0.00          0.00
        Tax return of capital ...................................     0.00          0.00          0.00         (0.53)         0.00
        Distribution in excess of net realized gains ............     0.00          0.00         (0.03)         0.00          0.00
        Net realized gain from investment transactions ..........     0.00         (1.23)        (0.43)        (1.94)         0.00
                                                                   -------       -------       -------       -------       -------

             Total distributions ................................   (25.74)        (1.23)        (0.46)        (2.47)         0.00
                                                                   -------       -------       -------       -------       -------

Net asset value, end of period ..................................  $  0.00       $ 31.59       $ 16.04       $ 17.45       $ 16.09
                                                                   =======       =======       =======       =======       =======

Total return (a) ................................................   (18.60)%(b)   108.89 %       (5.41)%       24.06 %       11.59 %
                                                                   =======       =======       =======       =======       =======

Ratios/supplemental data
      Net assets, end of period (000's) .........................  $     0       $ 9,832       $ 8,060       $11,448       $10,774
                                                                   =======       =======       =======       =======       =======

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ...........     2.21 %(c)     2.33 %        2.34 %        2.22 %        2.02 %
        After expense reimbursements and waived fees ............     2.04 %(c)     2.12 %        2.14 %        2.18 %        2.01 %

      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ...........    (2.14)%(c)    (2.15)%       (2.00)%       (1.94)%       (1.64)%
        After expense reimbursements and waived fees ............    (1.98)%(c)    (1.94)%       (1.79)%       (1.89)%       (1.63)%

      Portfolio turnover rate ...................................   124.81 %      165.92 %      121.48 %      105.60 %      126.44 %

(a) Total return does not reflect payment of a sales charge.
(b) Aggregate return. Not annualized.
(c) Annualized.





See accompanying notes to financial statements                                                                          (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     Super-Institutional Shares


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        For the
                                                                                                                      period from
                                                                                                                     June 12, 1996
                                                                                                                   (commencement of
                                                              Year ended    Year ended    Year ended    Year ended  operations) to
                                                             February 28,  February 29,  February 28,  February 28,  February 28,
                                                                 2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ......................... $  33.30      $  16.68      $  17.92      $  16.29      $  15.53

      (Loss) income from investment operations
        Net investment loss ..................................    (0.15)        (0.18)        (0.11)        (0.12)        (0.07)
        Net realized and unrealized (loss) gain on investments    (8.43)        18.03         (0.67)         4.22          0.83
                                                               --------      --------      --------      --------      --------

             Total from investment operations ................    (8.58)        17.85         (0.78)         4.10          0.76
                                                               --------      --------      --------      --------      --------

      Distributions to shareholders from
        Tax return of capital ................................     0.00          0.00          0.00         (0.53)         0.00
        Distribution in excess of net realized gains .........     0.00          0.00         (0.03)         0.00          0.00
        Net realized gain from investment transactions .......   (11.20)        (1.23)        (0.43)        (1.94)         0.00
                                                               --------      --------      --------      --------      --------

             Total distributions .............................   (11.20)        (1.23)        (0.46)        (2.47)         0.00
                                                               --------      --------      --------      --------      --------

Net asset value, end of period ............................... $  13.52      $  33.30      $  16.68      $  17.92      $  16.29
                                                               ========      ========      ========      ========      ========

Total return .................................................   (32.17)%      111.10 %       (4.32)%       25.40 %        4.89 %(a)
                                                               ========      ========      ========      ========      ========

Ratios/supplemental data
      Net assets, end of period (000's) ...................... $138,736      $238,827      $113,148      $118,246      $ 94,340
                                                               ========      ========      ========      ========      ========

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ........     1.06 %        1.08 %       1.05 %         1.06 %        1.08 %(b)
        After expense reimbursements and waived fees .........     1.05 %        1.04 %       0.99 %         1.04 %        1.04 %(b)

      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ........    (0.83)%       (0.91)%      (0.71)%        (0.77)%       (0.75)%(b)
        After expense reimbursements and waived fees .........    (0.82)%       (0.87)%      (0.64)%        (0.75)%       (0.72)%(b)

      Portfolio turnover rate ................................   124.81 %      165.92 %     121.48 %       105.60 %      126.44 %


(a) Aggregate return. Not annualized.
(b) Annualized.





See accompanying notes to financial statements


                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2001



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Chesapeake Growth Fund (the "Fund"), formerly known as The Chesapeake Fund prior to November 1, 1997, is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on August 12, 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended. The investment objective of the Fund is to seek capital appreciation through investments in equity securities of medium and large capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks. Prior to April 26, 2000, the Fund offered five classes of shares - Super-Institutional, Institutional, Class A Investor, Class C Investor, and Class D Investor. On that date, Class C Investor and Class D Investor shares were liquidated. The Institutional Shares and Super-Institutional Shares are offered to institutional investors without a sales charge and bear no distribution and service fees. The Investor Shares are offered with a sales charge (except for Class C Shares) at different levels and bear distribution fees at different levels.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and various expenses that can be attributed to specific class activity. Income, expenses (other than distribution and service fees, which are attributable to each class of Investor Shares based upon a set percentage of its net assets, and other expenses which can be traced to specific class activity), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges since the Trust shareholders vote in the aggregate, not by fund or class, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of a particular fund or class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost, which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2001



                  Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.

                  As a result of the Fund's operating net investment loss, a reclassification adjustment of $2,851,319 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease accumulated net realized gains on investments.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends annually, generally payable on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

         The Fund's administrator, The Nottingham Company, (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the average daily net assets for the Institutional Shares and for Series A, and had received a fee through the date of liquidation of Series C and Series D Investor Shares and receives a fee at the annual rate of 0.015% of the average daily net assets for the Super-institutional Shares. From March 1, 2000 to December 31, 2000, the Administrator also received a monthly fee of $1,750 for accounting and record-keeping services for the Institutional Shares and for Series A and had received a fee through the date of liquidation of Series C and Series D Investor Shares in the amount of $3,270 for each class. Beginning January 1, 2001, this fee for the Institutional and Series A Shares was adjusted to $2,250 per month, plus 0.01% of the annual average net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and record-keeping services shall not be less than $3,000 per month. The Administrator receives a fee of $12,500 per year for shareholder administration costs for the Institutional Shares and for Series A, and had received a fee through the date of liquidation of Series C and Series D Investor shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. For the fiscal year ended February 28, 2001, the Administrator has waived a portion of its fee related to shareholder administration costs for Series C and Series D Investor shares.

                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2001



         NC Shareholder Services, LLC (the "Transfer Agent") has been retained by the Administrator to serve as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made. For the fiscal year ended February 28, 2001, the Distributor retained sales charges in the amount of $483.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to all Investor Shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25%, 0.75% and 0.50% per annum of the average daily net assets of Series A, Series C and Series D Investor Shares, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Shares of the Fund or support servicing of shareholder accounts.

         The Fund incurred $86,915, $2,229 and $6,528 in distribution and service fees under the Plan with respect to Series A, Series C and Series D Investor Shares, respectively, for the fiscal year ended February 28, 2001.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments other than short-term investments aggregated $384,072,014 and $435,749,969, respectively, for the fiscal year ended February 28, 2001.


NOTE 5 - EXPENSE REDUCTIONS

         The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the fiscal year ended February 28, 2001, the Fund's expenses were reduced by $39,641 under this arrangement.


NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

         For federal income tax purposes, the Fund must report distributions from net realized gain from investment transactions that represent long-term capital gain to its shareholders. The Fund paid a total amount of $11.20 per share distributions for the year ended February 28, 2001, including $6.26 that is classified as long-term gain. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com
                                                                       Deloitte
                                                                       & Touche



INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of Gardner Lewis  Investment  Trust and Shareholders of
   The Chesapeake Growth Fund:

We have audited the accompanying statement of assets and liabilities of The Chesapeake Growth Fund (a portfolio of Gardner Lewis Investment Trust), including the portfolio of investments, as of February 28, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chesapeake Growth Fund as of February 28, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

New York, New York
March 23, 2001



_________

Deloitte
Touche
Tohmatsu
________

________________________________________________________________________________



                           THE CHESAPEAKE GROWTH FUND


________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________



                           THE CHESAPEAKE GROWTH FUND


________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust






                                  Annual Report

                      FOR THE YEAR ENDED FEBRUARY 28, 2001






                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                           THE CHESAPEAKE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor the fund's distributor is a bank.

For more information about The Chesapeake Growth Fund, including charges and expenses, call the fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

                           THE CHESAPEAKE GROWTH FUND
                           Super-Institutional Shares

                   Performance Update - $50,000,000 Investment

                 For the period from June 12, 1996 (Commencement
                       of Operations) to February 28, 2001


[Line Graph Here]:
--------------------------------------------------------------------------------
                 The Chesapeake
                  Growth Fund                S&P 500 Total        Russell 2000
            Super-Institutional Shares       Return Index            Index
--------------------------------------------------------------------------------
6/12/96           $ 50,000,000              $ 50,000,000          $50,000,000
8/31/96             44,816,484                48,940,746           46,588,155
2/28/97             52,446,877                59,969,752           50,634,550
8/31/97             64,713,458                68,834,821           59,999,176
2/28/98             65,766,812                80,962,184           65,841,141
8/31/98             48,160,527                74,406,542           48,468,547
2/28/99             62,923,801                96,941,275           56,630,169
8/31/99             70,690,309               104,038,621           62,599,929
2/29/00            132,830,714               108,311,865           85,104,292
8/31/00            140,644,285               121,016,585           79,744,213
2/28/01             90,094,459                99,431,844           70,860,472


This graph depicts the performance of The Chesapeake Growth Fund Super-Institutional Shares versus the S&P 500 Total Return Index and the Russell 2000 Index. It is important to note that The Chesapeake Growth Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                           Average Annual Total Return

             --------------- ---------------- ----------------------
                                                   Since 6/12/96
                 One Year       Three Years      (Commencement of
                                                    Operations)
             --------------- ---------------- ----------------------
                 (32.17)%         11.05 %             13.29 %
             --------------- ---------------- ----------------------


>>   The graph  assumes  an  initial  $50,000,000  investment  at June 12,  1996
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>>   At  February  28,   2001,   the  value  of  The   Chesapeake   Growth  Fund
     Super-Institutional   Shares  would  have  increased  to  $90,094,459  -  a
     cumulative total investment return of 80.19% since June 12, 1996.

>> At February 28, 2001, the value of a similar investment in the S&P 500 Total Return Index would have increased to $99,431,844 - a cumulative total investment return of 98.86%; while a similar investment in the Russell 2000 Index would have increased to $70,860,472 - a cumulative total investment return of 41.72% since June 12, 1996.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 97.05%

      Aerospace & Defense - 1.60%
           Northrop Grumman Corporation ......................................                     40,800               $  3,833,160
                                                                                                                        ------------

      Agriculture - 1.14%
           Agrium Inc. .......................................................                    206,100                  2,739,069
                                                                                                                        ------------

      Apparel Manufacturing - 4.34%
        (a)Jones Apparel Group, Inc. .........................................                    270,900                 10,402,561
                                                                                                                        ------------

      Broadcast - Radio & Television - 2.85%
           Adelphia Communications Corp. .....................................                     92,700                  3,679,031
        (a)USA Networks, Inc. ................................................                    133,900                  3,155,019
                                                                                                                        ------------
                                                                                                                           6,834,050
                                                                                                                        ------------
      Computers - 5.25%
           EMC Corporation ...................................................                    152,700                  6,071,352
        (a)Extreme Networks, Inc. ............................................                     48,600                  1,098,817
        (a)Qlogic Corporation ................................................                     65,900                  2,463,013
        (a)Sun Microsystems, Inc. ............................................                    148,500                  2,951,438
                                                                                                                        ------------
                                                                                                                          12,584,620
                                                                                                                        ------------
      Computer Software & Services - 9.54%
        (a)Agile Software Corporation ........................................                     23,400                    510,412
        (a)BEA Systems, Inc. .................................................                     39,000                  1,496,625
        (a)Cadence Design Systems, Inc. ......................................                    190,700                  4,834,245
        (a)Checkfree Corp. ...................................................                     56,100                  2,703,319
        (a)KPMG Consulting Inc. ..............................................                    124,600                  2,873,587
        (a)Manugistics Group, Inc. ...........................................                     29,500                    914,500
        (a)McData Corporation ................................................                      5,524                     98,742
        (a)Mercury Interactive Corporation ...................................                     42,953                  2,703,354
        (a)ONI Systems Corp. .................................................                     46,100                  1,550,112
        (a)Quest Software, Inc. ..............................................                     77,700                  2,010,488
        (a)Wind River Systems, Inc. ..........................................                     76,500                  1,797,750
        (a)i2 Technologies, Inc. .............................................                     51,200                  1,376,000
                                                                                                                        ------------
                                                                                                                          22,869,134
                                                                                                                        ------------
      Electrical Equipment - 0.91%
        (a)Power-One, Inc. ...................................................                    122,900                  2,181,475
                                                                                                                        ------------

      Electronics - 0.70%
        (a)Jabil Circuit, Inc. ...............................................                     74,700                  1,679,256
                                                                                                                        ------------



                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Electronics - Semiconductor - 6.77%
        (a)Amkor Technology, Inc. ...............................................                  29,700               $    484,481
        (a)LSI Logic Corporation ................................................                  82,900                  1,335,519
        (a)Novellus Systems, Inc. ...............................................                 134,600                  5,198,925
        (a)Semtech Corporation ..................................................                 148,700                  3,726,794
        (a)Transwitch Corporation ...............................................                  46,700                    936,919
        (a)Transmeta Corporation ................................................                 129,000                  2,628,375
        (a)TriQuint Semiconductor, Inc. .........................................                   8,300                    150,956
        (a)Vitesse Semiconductor Corporation ....................................                  45,100                  1,778,631
                                                                                                                        ------------
                                                                                                                          16,240,600
                                                                                                                        ------------
      Financial Services - Commercial - 2.07%
           Heller Financial, Inc. ...............................................                 147,100                  4,973,451
                                                                                                                        ------------

      Holding Companies - Diversified - 2.42%
           ITT Industries, Inc. .................................................                 142,800                  5,790,540
                                                                                                                        ------------

      Instrumentation - 1.51%
           PerkinElmer, Inc. ....................................................                  49,500                  3,624,390
                                                                                                                        ------------

      Insurance - Life & Health - 1.34%
           Conseco, Inc. ........................................................                 229,000                  3,210,580
                                                                                                                        ------------

      Investment Analysis - 1.31%
           Moody's Corporation ..................................................                 116,500                  3,140,840
                                                                                                                        ------------

      Medical Biotechnology - 2.72%
        (a)Biogen, Inc. .........................................................                  88,000                  6,297,500
        (a)Transkaryotic Therapies, Inc. ........................................                  14,000                    233,406
                                                                                                                        ------------
                                                                                                                           6,530,906
                                                                                                                        ------------
      Medical - Hospital Management & Services - 5.41%
        (a)HEALTHSOUTH Corporation ..............................................                 589,000                  9,376,880
           HCA-The Healthcare Company ...........................................                  90,600                  3,587,760
                                                                                                                        ------------
                                                                                                                          12,964,640
                                                                                                                        ------------
      Medical - Managed Care Services - 1.25%
        (a)Health Net Inc. ......................................................                 136,300                  2,994,511
                                                                                                                        ------------

      Medical Supplies - 3.69%
           Biomet, Inc. .........................................................                  57,750                  2,241,422
        (a)ORATEC Interventions, Inc. ...........................................                 133,200                    903,269
           St. Jude Medical, Inc. ...............................................                 101,700                  5,707,404
                                                                                                                        ------------
                                                                                                                           8,852,095
                                                                                                                        ------------


                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Oil & Gas - Equipment & Services - 7.27%
        (a)Cooper Cameron Corporation ..........................................                    46,900              $  2,803,682
        (a)Nabors Industries, Inc. .............................................                    46,600                 2,642,220
           Santa Fe International Corporation ..................................                   139,500                 5,224,275
           Transocean Sedco Forex Inc. .........................................                    62,600                 3,012,938
        (a)Weatherford International, Inc. .....................................                    72,200                 3,756,566
                                                                                                                        ------------
                                                                                                                          17,439,681
                                                                                                                        ------------
      Pharmaceuticals - 8.44%
        (a)Alza Corporation ....................................................                   302,500                11,963,875
        (a)Andrx Group .........................................................                    32,100                 1,838,226
           ICN Pharmaceuticals, Inc. ...........................................                    97,100                 2,578,976
           Teva Pharmaceuticals Industries Ltd. ................................                    60,300                 3,844,125
                                                                                                                        ------------
                                                                                                                          20,225,202
                                                                                                                        ------------
      Retail - Drug Stores - 1.07%
           Rite Aid Corporation ................................................                   489,300                 2,554,146
                                                                                                                        ------------

      Telecommunications - 2.39%
        (a)McLeodUSA Incorporated ..............................................                   213,600                 2,803,500
        (a)XO Communications, Inc. .............................................                   196,400                 2,921,450
                                                                                                                        ------------
                                                                                                                           5,724,950
                                                                                                                        ------------
      Telecommunications - Equipment - 7.23%
        (a)ADC Telecommunications, Inc. ........................................                   146,300                 1,627,587
        (a)CIENA Corporation ...................................................                    52,300                 3,513,906
        (a)Comverse Technology, Inc. ...........................................                    28,800                 2,158,200
           Finisar Corporation .................................................                   121,800                 1,438,762
        (a)JDS Uniphase Corporation ............................................                     8,360                   223,630
        (a)New Focus, Inc. .....................................................                    29,100                   631,106
        (a)Openwave Systems Inc. ...............................................                    47,000                 1,731,659
        (a)Redback Networks Inc. ...............................................                    65,600                 2,024,377
        (a)Tellabs, Inc. .......................................................                    45,200                 1,969,025
        (a)Tekelec .............................................................                   106,200                 2,011,163
                                                                                                                        ------------
                                                                                                                          17,329,415
                                                                                                                        ------------
      Tire & Rubber - 1.65%
           The Goodyear Tire & Rubber Company ..................................                   154,900                 3,949,950
                                                                                                                        ------------

      Transportation - Rail - 1.86%
           Norfolk Southern Corporation ........................................                   246,000                 4,450,140
                                                                                                                        ------------


                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Utilities - Electric - 11.46%
           The AES Corporation ...................................................                179,700               $  9,698,409
        (a)Calpine Corporation ...................................................                 84,800                  3,772,752
        (a)Capstone Turbine Corporation ..........................................                115,800                  2,851,575
           Dynegy Inc. ...........................................................                 97,600                  4,587,200
        (a)Mirant Corporation ....................................................                120,700                  3,017,500
        (a)NRG Energy, Inc. ......................................................                127,900                  3,542,830
                                                                                                                        ------------
                                                                                                                          27,470,266
                                                                                                                        ------------

      Utilities - Telecommunications - 0.86%
           Worldcom, Inc. ........................................................                124,200                  2,064,825
                                                                                                                        ------------

           Total Common Stocks (Cost $222,421,154) ......................................................                232,654,453
                                                                                                                        ------------

INVESTMENT COMPANIES - 2.34%

      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Shares ......................................                716,313                    716,313
      Evergreen Money Market Treasury Institutional Treasury
           Money Market Fund Institutional Shares ................................              4,896,075                  4,896,075
                                                                                                                        ------------

           Total Investment Companies (Cost $5,612,388) .................................................                  5,612,388
                                                                                                                        ------------

Total Value of Investments (Cost $228,033,542 (b)) ...............................                  99.39 %             $238,266,841
Other Assets Less Liabilities ....................................................                   0.61 %                1,469,088
                                                                                                   ------               ------------
      Net Assets .................................................................                 100.00 %             $239,735,929
                                                                                                   ======               ============


      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is $229,482,035. Unrealized appreciation (depreciation) of investments for federal income tax purposes is as follows:



           Unrealized appreciation ......................................................................              $ 49,434,391
           Unrealized depreciation ......................................................................               (40,649,585)
                                                                                                                       ------------

                       Net unrealized appreciation ......................................................              $  8,784,806
                                                                                                                       ============





See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         February 28, 2001


ASSETS
      Investments, at value (cost $228,033,542) ......................................................                 $238,266,841
      Cash ...........................................................................................                       98,117
      Income receivable ..............................................................................                      123,258
      Receivable for investments sold ................................................................                    1,638,303
      Receivable for fund shares sold ................................................................                      385,545
                                                                                                                       ------------

           Total assets ..............................................................................                  240,512,064
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ...............................................................................                       51,087
      Payable for investment purchases ...............................................................                      663,549
      Payable for fund shares redeemed ...............................................................                       43,462
      Other liabilities ..............................................................................                       18,037
                                                                                                                       ------------

           Total liabilities .........................................................................                      776,135
                                                                                                                       ------------

NET ASSETS ...........................................................................................                 $239,735,929
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital ................................................................................                 $237,004,236
      Accumulated net realized loss on investments ...................................................                   (7,501,606)
      Net unrealized appreciation on investments .....................................................                   10,233,299
                                                                                                                       ------------
                                                                                                                       $239,735,929
                                                                                                                       ============

INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($75,221,070 / 5,633,105 shares) ..........................................................                 $      13.35
                                                                                                                       ============

CLASS A INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($25,779,324 / 2,002,183 shares) ..........................................................                 $      12.88
                                                                                                                       ============
      Maximum offering price per share (100 / 97 of $12.88) ..........................................                 $      13.28
                                                                                                                       ============

SUPER-INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($138,735,535 / 10,259,621 shares) ........................................................                 $      13.52
                                                                                                                       ============






See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended February 28, 2001


NET INVESTMENT LOSS

      Income
           Dividends ...................................................................................              $     725,197
                                                                                                                      -------------

      Expenses
           Investment advisory fees (note 2) ...........................................................                  3,126,753
           Fund administration fees (note 2) ...........................................................                    123,798
           Distribution fees - Class A Investor Shares (note 3) ........................................                     86,915
           Distribution fees - Class C Investor Shares (note 3) ........................................                      2,229
           Distribution fees - Class D Investor Shares (note 3) ........................................                      6,528
           Custody fees ................................................................................                     22,732
           Registration and filing administration fees (note 2) ........................................                     13,117
           Fund accounting fees (note 2) ...............................................................                     52,000
           Audit fees ..................................................................................                     21,627
           Legal fees ..................................................................................                      4,001
           Securities pricing fees .....................................................................                      5,693
           Shareholder administrative fees (note 2) ....................................................                     29,167
           Shareholder recordkeeping fees ..............................................................                     23,250
           Other accounting fees (note 2) ..............................................................                      2,697
           Shareholder servicing expenses ..............................................................                     13,836
           Registration and filing expenses ............................................................                     25,000
           Printing expenses ...........................................................................                     21,538
           Trustee fees and meeting expenses ...........................................................                      8,443
           Other operating expenses ....................................................................                     31,000
                                                                                                                      -------------

                Total expenses .........................................................................                  3,620,324
                                                                                                                      -------------

                Less:
                    Expense reimbursements (note 5) ....................................................                    (39,641)
                    Shareholder administrative fees waived (note 2) ....................................                     (4,167)
                                                                                                                      -------------

                Net expenses ...........................................................................                  3,576,516
                                                                                                                      -------------

                    Net investment loss ................................................................                 (2,851,319)
                                                                                                                      -------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized gain from investment transactions ...................................................                 56,372,713
      Decrease in unrealized appreciation on investments ...............................................               (171,689,068)
                                                                                                                      -------------

           Net realized and unrealized loss on investments .............................................               (115,316,355)
                                                                                                                      -------------

                Net decrease in net assets resulting from operations ...................................              $(118,167,674)
                                                                                                                      =============

See accompanying notes to financial statements



                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Year ended        Year ended
                                                                                                    February 28,      February 29,
                                                                                                        2001              2000
------------------------------------------------------------------------------------------------------------------------------------
(DECREASE) INCREASE IN NET ASSETS
     Operations
       Net investment loss ...................................................................     $  (2,851,319)     $  (2,553,415)
       Net realized gain from investment transactions ........................................        56,372,713         74,143,440
       (Decrease) increase in unrealized appreciation on investments .........................      (171,689,068)       143,056,554
                                                                                                   -------------      -------------
            Net (decrease) increase in net assets resulting from operations ..................      (118,167,674)       214,646,579
                                                                                                   -------------      -------------

     Distributions to shareholders from
       Net realized gain from investment transactions ........................................      (117,489,833)       (14,253,595)
                                                                                                   -------------      -------------

     Capital share transactions
       Increase (decrease) in net assets resulting from capital share transactions (a) .......        71,165,624         (9,336,094)
                                                                                                   -------------      -------------
                    Total (decrease) increase in net assets ..................................      (164,491,883)       191,056,890
NET ASSETS
     Beginning of period .....................................................................       404,227,812        213,170,922
                                                                                                   -------------      -------------
     End of period ...........................................................................     $ 239,735,929      $ 404,227,812
                                                                                                   =============      =============

(a) A summary of capital share activity follows:
                                                        ----------------------------------------------------------------------------
                                                                        Year ended                            Year ended
                                                                    February 28, 2001                     February 29, 2000
                                                                Shares              Value             Shares              Value
                                                        ----------------------------------------------------------------------------
--------------------------------------------------------
               Institutional Shares
--------------------------------------------------------
Shares sold ............................................           974,993      $  17,646,900            466,088      $  10,224,819
Shares issued for reinvestment of distributions ........         1,956,140         32,237,192            185,999          3,965,509
Shares redeemed ........................................          (938,074)       (25,656,191)          (833,274)       (16,268,434)
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) ...........................         1,993,059      $  24,227,901           (181,187)     $  (2,078,106)
                                                             =============      =============      =============      =============
--------------------------------------------------------
              Class A Investor Shares
--------------------------------------------------------
Shares sold ............................................           426,482      $  10,448,813             45,720      $   1,042,915
Shares issued for reinvestment of distributions ........           863,610         13,740,026             57,159          1,197,474
Shares redeemed ........................................          (310,401)        (6,155,909)          (655,988)       (12,362,303)
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) ...........................           979,691      $  18,032,930           (553,109)     $ (10,121,914)
                                                             =============      =============      =============      =============
--------------------------------------------------------
              Class C Investor Shares
--------------------------------------------------------
Shares sold ............................................             3,202      $     111,301              6,563      $     113,580
Shares issued for reinvestment of distributions ........                 0                  0              7,682            150,104
Shares redeemed ........................................           (68,159)        (1,683,457)          (125,773)        (2,408,595)
                                                             -------------      -------------      -------------      -------------
     Net decrease ......................................           (64,957)     $  (1,572,156)          (111,528)     $  (2,144,911)
                                                             =============      =============      =============      =============
--------------------------------------------------------
              Class D Investor Shares
--------------------------------------------------------
Shares sold ............................................             2,337      $      66,451              4,386      $      75,662
Shares issued for reinvestment of distributions ........                 0                  0             18,187            371,374
Shares redeemed ........................................          (313,584)        (8,343,664)          (213,709)        (3,787,932)
                                                             -------------      -------------      -------------      -------------
     Net decrease ......................................          (311,247)     $  (8,277,213)          (191,136)     $  (3,340,896)
                                                             =============      =============      =============      =============
--------------------------------------------------------
             Super-Institutional Shares
--------------------------------------------------------
Shares sold ............................................                 0      $           0                  0      $           0
Shares issued for reinvestment of distributions ........         4,121,952         68,754,162            389,265          8,349,733
Shares redeemed ........................................        (1,034,483)       (30,000,000)                 0                  0
                                                             -------------      -------------      -------------      -------------
     Net increase ......................................         3,087,469      $  38,754,162            389,265      $   8,349,733
                                                             =============      =============      =============      =============
--------------------------------------------------------
                    Fund Summary
--------------------------------------------------------
Shares sold ............................................         1,407,014      $  28,273,465            522,757      $  11,456,976
Shares issued for reinvestment of distributions ........         6,941,702        114,731,380            658,292         14,034,194
Shares redeemed ........................................        (2,664,701)       (71,839,221)        (1,828,744)       (34,827,264)
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) ...........................         5,684,015      $  71,165,624           (647,695)     $  (9,336,094)
                                                             =============      =============      =============      =============


See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                        Institutional Shares



------------------------------------------------------------------------------------------------------------------------------------
                                                                 Year ended    Year ended    Year ended    Year ended    Year ended
                                                                February 28,  February 29,  February 28,  February 28,  February 28,
                                                                    2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .............................. $  33.08      $  16.60      $  17.86      $  16.26      $  14.45

      (Loss) income from investment operations
        Net investment loss .....................................    (0.15)        (0.21)        (0.17)        (0.15)        (0.13)
        Net realized and unrealized (loss) gain on investments ..    (8.38)        17.92         (0.63)         4.22          1.94
                                                                  --------      --------      --------      --------      --------

             Total from investment operations ...................    (8.53)        17.71         (0.80)         4.07          1.81
                                                                  --------      --------      --------      --------      --------

      Distributions to shareholders from
        Tax return of capital ...................................     0.00          0.00          0.00         (0.53)         0.00
        Distribution in excess of net realized gains ............     0.00          0.00         (0.03)         0.00          0.00
        Net realized gain from investment transactions ..........   (11.20)        (1.23)        (0.43)        (1.94)         0.00
                                                                  --------      --------      --------      --------      --------

             Total distributions ................................   (11.20)        (1.23)        (0.46)        (2.47)         0.00
                                                                  --------      --------      --------      --------      --------

Net asset value, end of year .................................... $  13.35      $  33.08      $  16.60      $  17.86      $  16.26
                                                                  ========      ========      ========      ========      ========

Total return ....................................................   (32.25)%      110.91 %       (4.51)%       25.25 %       12.53 %
                                                                  ========      ========      ========      ========      ========


Ratios/supplemental data
      Net assets, end of year (000's) ........................... $ 75,221      $120,416      $ 63,426      $ 92,858      $ 77,858
                                                                  ========      ========      ========      ========      ========

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ...........     1.18 %        1.21 %        1.22 %        1.19 %        1.23 %
        After expense reimbursements and waived fees ............     1.17 %        1.17 %        1.15 %        1.16 %        1.22 %

      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ...........    (0.95)%       (1.03)%       (0.87)%       (0.90)%       (0.85)%
        After expense reimbursements and waived fees ............    (0.93)%       (1.00)%       (0.80)%       (0.88)%       (0.84)%

      Portfolio turnover rate ...................................   124.81 %      165.92 %      121.48 %      105.60 %      126.44 %





See accompanying notes to financial statements                                                                           (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                       Class A Investor Shares




------------------------------------------------------------------------------------------------------------------------------------
                                                                 Year ended    Year ended    Year ended    Year ended    Year ended
                                                                February 28,  February 29,  February 28,  February 28,  February 28,
                                                                    2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year ............................... $ 32.47       $ 16.37       $ 17.69       $ 16.18       $ 14.42

      (Loss) income from investment operations
        Net investment loss ......................................   (0.22)        (0.33)        (0.24)        (0.21)        (0.18)
        Net realized and unrealized (loss) gain on investments ...   (8.17)        17.66         (0.62)         4.19          1.94
                                                                   -------       -------       -------       -------       -------

             Total from investment operations ....................   (8.39)        17.33         (0.86)         3.98          1.76
                                                                   -------       -------       -------       -------       -------

      Distributions to shareholders from
        Tax return of capital ....................................    0.00          0.00          0.00         (0.53)         0.00
        Distribution in excess of net realized gains .............    0.00          0.00         (0.03)         0.00          0.00
        Net realized gain from investment transactions ...........  (11.20)        (1.23)        (0.43)        (1.94)         0.00
                                                                   -------       -------       -------       -------       -------

             Total distributions .................................  (11.20)        (1.23)        (0.46)        (2.47)         0.00
                                                                   -------       -------       -------       -------       -------

Net asset value, end of year ..................................... $ 12.88       $ 32.47       $ 16.37       $ 17.69       $ 16.18
                                                                   =======       =======       =======       =======       =======

Total return (a) .................................................  (32.52)%      110.07 %       (4.83)%       24.80 %       12.21 %
                                                                   =======       =======       =======       =======       =======

Ratios/supplemental data
      Net assets, end of year (000's) ............................ $25,779       $33,200       $25,797       $40,924       $39,376
                                                                   =======       =======       =======       =======       =======

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ............    1.53 %        1.59 %        1.60 %        1.55 %        1.54 %
        After expense reimbursements and waived fees .............    1.51 %        1.56 %        1.53 %        1.52 %        1.53 %

      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ............   (1.29)%       (1.41)%       (1.26)%       (1.27)%       (1.16)%
        After expense reimbursements and waived fees .............   (1.28)%       (1.38)%       (1.18)%       (1.24)%       (1.15)%

      Portfolio turnover rate ....................................  124.81 %      165.92 %      121.48 %      105.60 %      126.44 %



(a) Total return does not reflect payment of a sales charge.




See accompanying notes to financial statements                                                                           (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                       Class C Investor Shares



------------------------------------------------------------------------------------------------------------------------------------
                                                             Period ended    Year ended     Year ended     Year ended    Year ended
                                                               April 26,    February 29,   February 28,   February 28,  February 28,
                                                                 2001           2000           1999           1998          1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .........................  $30.06         $15.52         $17.12         $15.97         $14.34

      (Loss) income from investment operations
        Net investment loss ..................................   (0.16)         (1.14)         (0.60)         (0.52)         (0.29)
        Net realized and unrealized (loss) gain on investments   (5.46)         16.91          (0.54)          4.14           1.92
                                                                ------         ------         ------         ------         ------

             Total from investment operations ................   (5.62)         15.77          (1.14)          3.62           1.63
                                                                ------         ------         ------         ------         ------

      Distributions to shareholders from
        Liquidation of shares (See note 1) ...................  (24.44)          0.00           0.00           0.00           0.00
        Tax return of capital ................................    0.00           0.00           0.00          (0.53)          0.00
        Distribution in excess of net realized gains .........    0.00           0.00          (0.03)          0.00           0.00
        Net realized gain from investment transactions .......    0.00          (1.23)         (0.43)         (1.94)          0.00
                                                                ------         ------         ------         ------         ------

             Total distributions .............................  (24.44)         (1.23)         (0.46)         (2.47)          0.00
                                                                ------         ------         ------         ------         ------

Net asset value, end of period ...............................  $ 0.00         $30.06         $15.52         $17.12         $15.97
                                                                ======         ======         ======         ======         ======

Total return (a) .............................................  (18.80)%(b)    106.03 %        (6.68)%        22.95 %        11.30 %
                                                                ======         ======         ======         ======         ======

Ratios/supplemental data
      Net assets, end of period (000's).......................  $    0         $1,952         $2,740         $4,541         $9,192
                                                                ======         ======         ======         ======         ======

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ........    4.45 %(c)      4.02 %         3.90 %         3.11 %         2.34 %
        After expense reimbursements and waived fees .........    3.74 %(c)      3.43 %         3.45 %         3.05 %         2.33 %

      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ........   (4.38)%(c)     (3.83)%        (3.55)%        (2.84)%        (1.97)%
        After expense reimbursements and waived fees .........   (3.67)%(c)     (3.25)%        (3.11)%        (2.78)%        (1.96)%

      Portfolio turnover rate ................................  124.81 %       165.92 %       121.48 %       105.60 %       126.44 %

(a)   Total return does not reflect payment of a sales charge.
(b)   Aggregate return. Not annualized.
(c)   Annualized.




See accompanying notes to financial statements                                                                           (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                       Class D Investor Shares




------------------------------------------------------------------------------------------------------------------------------------
                                                                Period ended   Year ended    Year ended    Year ended    Year ended
                                                                  April 26,   February 29,  February 28,  February 28,  February 28,
                                                                    2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ............................  $ 31.59       $ 16.04       $ 17.45       $ 16.09       $ 14.41

      (Loss) income from investment operations
        Net investment loss .....................................    (0.10)        (0.44)        (0.34)        (0.32)        (0.29)
        Net realized and unrealized (loss) gain on investments ..    (5.75)        17.22         (0.61)         4.15          1.97
                                                                   -------       -------       -------       -------       -------

             Total from investment operations ...................    (5.85)        16.78         (0.95)         3.83          1.68
                                                                   -------       -------       -------       -------       -------

      Distributions to shareholders from
        Liquidation of shares (See note 1) ......................   (25.74)         0.00          0.00          0.00          0.00
        Tax return of capital ...................................     0.00          0.00          0.00         (0.53)         0.00
        Distribution in excess of net realized gains ............     0.00          0.00         (0.03)         0.00          0.00
        Net realized gain from investment transactions ..........     0.00         (1.23)        (0.43)        (1.94)         0.00
                                                                   -------       -------       -------       -------       -------

             Total distributions ................................   (25.74)        (1.23)        (0.46)        (2.47)         0.00
                                                                   -------       -------       -------       -------       -------

Net asset value, end of period ..................................  $  0.00       $ 31.59       $ 16.04       $ 17.45       $ 16.09
                                                                   =======       =======       =======       =======       =======

Total return (a) ................................................   (18.60)%(b)   108.89 %       (5.41)%       24.06 %       11.59 %
                                                                   =======       =======       =======       =======       =======

Ratios/supplemental data
      Net assets, end of period (000's) .........................  $     0       $ 9,832       $ 8,060       $11,448       $10,774
                                                                   =======       =======       =======       =======       =======

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ...........     2.21 %(c)     2.33 %        2.34 %        2.22 %        2.02 %
        After expense reimbursements and waived fees ............     2.04 %(c)     2.12 %        2.14 %        2.18 %        2.01 %

      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ...........    (2.14)%(c)    (2.15)%       (2.00)%       (1.94)%       (1.64)%
        After expense reimbursements and waived fees ............    (1.98)%(c)    (1.94)%       (1.79)%       (1.89)%       (1.63)%

      Portfolio turnover rate ...................................   124.81 %      165.92 %      121.48 %      105.60 %      126.44 %

(a) Total return does not reflect payment of a sales charge.
(b) Aggregate return. Not annualized.
(c) Annualized.





See accompanying notes to financial statements                                                                          (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     Super-Institutional Shares


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        For the
                                                                                                                      period from
                                                                                                                     June 12, 1996
                                                                                                                   (commencement of
                                                              Year ended    Year ended    Year ended    Year ended  operations) to
                                                             February 28,  February 29,  February 28,  February 28,  February 28,
                                                                 2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ......................... $  33.30      $  16.68      $  17.92      $  16.29      $  15.53

      (Loss) income from investment operations
        Net investment loss ..................................    (0.15)        (0.18)        (0.11)        (0.12)        (0.07)
        Net realized and unrealized (loss) gain on investments    (8.43)        18.03         (0.67)         4.22          0.83
                                                               --------      --------      --------      --------      --------

             Total from investment operations ................    (8.58)        17.85         (0.78)         4.10          0.76
                                                               --------      --------      --------      --------      --------

      Distributions to shareholders from
        Tax return of capital ................................     0.00          0.00          0.00         (0.53)         0.00
        Distribution in excess of net realized gains .........     0.00          0.00         (0.03)         0.00          0.00
        Net realized gain from investment transactions .......   (11.20)        (1.23)        (0.43)        (1.94)         0.00
                                                               --------      --------      --------      --------      --------

             Total distributions .............................   (11.20)        (1.23)        (0.46)        (2.47)         0.00
                                                               --------      --------      --------      --------      --------

Net asset value, end of period ............................... $  13.52      $  33.30      $  16.68      $  17.92      $  16.29
                                                               ========      ========      ========      ========      ========

Total return .................................................   (32.17)%      111.10 %       (4.32)%       25.40 %        4.89 %(a)
                                                               ========      ========      ========      ========      ========

Ratios/supplemental data
      Net assets, end of period (000's) ...................... $138,736      $238,827      $113,148      $118,246      $ 94,340
                                                               ========      ========      ========      ========      ========

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ........     1.06 %        1.08 %       1.05 %         1.06 %        1.08 %(b)
        After expense reimbursements and waived fees .........     1.05 %        1.04 %       0.99 %         1.04 %        1.04 %(b)

      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ........    (0.83)%       (0.91)%      (0.71)%        (0.77)%       (0.75)%(b)
        After expense reimbursements and waived fees .........    (0.82)%       (0.87)%      (0.64)%        (0.75)%       (0.72)%(b)

      Portfolio turnover rate ................................   124.81 %      165.92 %     121.48 %       105.60 %      126.44 %


(a) Aggregate return. Not annualized.
(b) Annualized.





See accompanying notes to financial statements


                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2001



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Chesapeake Growth Fund (the "Fund"), formerly known as The Chesapeake Fund prior to November 1, 1997, is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on August 12, 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended. The investment objective of the Fund is to seek capital appreciation through investments in equity securities of medium and large capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks. Prior to April 26, 2000, the Fund offered five classes of shares - Super-Institutional, Institutional, Class A Investor, Class C Investor, and Class D Investor. On that date, Class C Investor and Class D Investor shares were liquidated. The Institutional Shares and Super-Institutional Shares are offered to institutional investors without a sales charge and bear no distribution and service fees. The Investor Shares are offered with a sales charge (except for Class C Shares) at different levels and bear distribution fees at different levels.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and various expenses that can be attributed to specific class activity. Income, expenses (other than distribution and service fees, which are attributable to each class of Investor Shares based upon a set percentage of its net assets, and other expenses which can be traced to specific class activity), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges since the Trust shareholders vote in the aggregate, not by fund or class, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of a particular fund or class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost, which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2001



                  Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.

                  As a result of the Fund's operating net investment loss, a reclassification adjustment of $2,851,319 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease accumulated net realized gains on investments.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends annually, generally payable on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

         The Fund's administrator, The Nottingham Company, (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the average daily net assets for the Institutional Shares and for Series A, and had received a fee through the date of liquidation of Series C and Series D Investor Shares and receives a fee at the annual rate of 0.015% of the average daily net assets for the Super-institutional Shares. From March 1, 2000 to December 31, 2000, the Administrator also received a monthly fee of $1,750 for accounting and record-keeping services for the Institutional Shares and for Series A and had received a fee through the date of liquidation of Series C and Series D Investor Shares in the amount of $3,270 for each class. Beginning January 1, 2001, this fee for the Institutional and Series A Shares was adjusted to $2,250 per month, plus 0.01% of the annual average net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and record-keeping services shall not be less than $3,000 per month. The Administrator receives a fee of $12,500 per year for shareholder administration costs for the Institutional Shares and for Series A, and had received a fee through the date of liquidation of Series C and Series D Investor shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. For the fiscal year ended February 28, 2001, the Administrator has waived a portion of its fee related to shareholder administration costs for Series C and Series D Investor shares.

                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2001



         NC Shareholder Services, LLC (the "Transfer Agent") has been retained by the Administrator to serve as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made. For the fiscal year ended February 28, 2001, the Distributor retained sales charges in the amount of $483.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to all Investor Shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25%, 0.75% and 0.50% per annum of the average daily net assets of Series A, Series C and Series D Investor Shares, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Shares of the Fund or support servicing of shareholder accounts.

         The Fund incurred $86,915, $2,229 and $6,528 in distribution and service fees under the Plan with respect to Series A, Series C and Series D Investor Shares, respectively, for the fiscal year ended February 28, 2001.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments other than short-term investments aggregated $384,072,014 and $435,749,969, respectively, for the fiscal year ended February 28, 2001.


NOTE 5 - EXPENSE REDUCTIONS

         The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the fiscal year ended February 28, 2001, the Fund's expenses were reduced by $39,641 under this arrangement.


NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

         For federal income tax purposes, the Fund must report distributions from net realized gain from investment transactions that represent long-term capital gain to its shareholders. The Fund paid a total amount of $11.20 per share distributions for the year ended February 28, 2001, including $6.26 that is classified as long-term gain. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com
                                                                       Deloitte
                                                                       & Touche



INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of Gardner Lewis  Investment  Trust and Shareholders of
   The Chesapeake Growth Fund:

We have audited the accompanying statement of assets and liabilities of The Chesapeake Growth Fund (a portfolio of Gardner Lewis Investment Trust), including the portfolio of investments, as of February 28, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chesapeake Growth Fund as of February 28, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

New York, New York
March 23, 2001



_________

Deloitte
Touche
Tohmatsu
________

________________________________________________________________________________



                           THE CHESAPEAKE GROWTH FUND


________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust






                              Quarterly Fund Update

                       FOR THE PERIOD ENDED MARCH 31, 2001






                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                           THE CHESAPEAKE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


This report is submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor the fund's distributor is a bank.

For more information about The Chesapeake Growth Fund, including charges and expenses, call the fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

                         _____________________________

                              THE CHESAPEAKE FUNDS
                         _____________________________

                                  April 2, 2001



Dear Shareholder:

         The Chesapeake Core Growth Fund closed the first quarter with a loss of 9.32%. The Chesapeake Growth Fund Class A and The Chesapeake Aggressive Growth Fund closed the quarter with losses of 18.43% and 15.65%. These losses compare to losses of 11.86% and 6.51% for the S&P 500 and Russell 2000. It was the Dow's worst first quarter in 24 years. Once again the Nasdaq's loss of 25.51% led the way down, highlighting the degree to which growth stocks have been abandoned by investors. The growth portions of the Russell 2000 and Russell Midcap indices were down 15.20% and 25.08% this quarter.

        Average Annual Total Returns - Net of maximum sales load - as of 3/31/01

                Chesapeake Core      Chesapeake Growth     Chesapeake Aggressive
                  Growth Fund           Fund Class A            Growth Fund
                   large-cap               mid-cap              smaller-cap
1 Year              (14.76)%              (35.68)%                (41.01)%
3 Year               17.36%                 5.79%                  (4.88)%
5 Year                 NA                  11.19%                   4.03%
Since Inception      18.27%                13.80%                  10.75%

         This market has been hostile, indiscriminant, and taxing. Investing over the past year has been more difficult than at almost any other time in modern history. Having said this, we take no comfort in our relative performance when our results are negative, for we invest with the sole expectation of profit. As such, we are more resolved than ever to seek out returns for our clients, regardless of the market's sentiment.

         Despite our expecting otherwise, the market has continued the downhill slide it began over one year ago. Simply put, we thought that Fed action on interest rates and efforts in Washington to put together some form of stimulus package would cause investors to look beyond current economic slowness toward the recovery that would ensue. Instead, investor focus has been on the here and now. This has resulted in a continued sell-off that has given investors little time to exhale and, therefore, put incredible pressure on their psyche. Their plight can be likened to that of an underpowered prizefighter in the late rounds. The most significant difference is the fact that a prizefight has a predetermined end. The market's constant beating has created a behavior pattern that in turn appears to us to have exaggerated the circumstance.

         The economy in general is better than the market would have us believe. By and large, business fundamentals are sound and in most of the sectors where there is weakness it is due to the normal economic cycle. There are those spots, however, where the slowdown has been far more pronounced than we had anticipated. Telecom would be the most significant. Here, inventory builds will take more time to work through and the capital necessary to deploy new systems will be harder to secure. Despite our not anticipating the magnitude of this slowdown, we had little exposure to it and, therefore, the cost to our performance was minimized. Ironically, some of our worst losses this quarter came from the healthcare sector where company fundamentals are almost entirely insulated from current economic concern. Thus, in much of the portfolio, our losses can be attributed more to market sentiment than anything else.

         In the past two months many have predicted our country's economic demise, suggesting that the unprecedented advances we have witnessed over the past decade were more hype than reality and, therefore, the demand for many products and services will all but end. Article after article has been written about the perils of technology investing and the rational for avoiding it. And, study after study has been published to prove that the market has even further to fall.

         All of this is similar, except in its opposite conclusion, to discussions that were had, articles that were written, and studies that were published just twelve months ago. Then the economy would grow at historic rates for longer than ever before imaginable; technology would allow this to happen; and most valuation methodologies were not thought meaningful because they were not able to properly discount a ten-year earnings stream.

         It is the last point that deserves the most attention. For, just as sentiment caused investors to look too far out just twelve months ago, it is causing them to look too close in today. And it is this, in a nutshell, which has created the opportunity before us. Companies should be valued based on their three-to-five year earnings prospects, rather than their prospects for ten years or their prospects for ten months. This point becomes even more critical in times of economic compression, because a company's longer-term prospects may be masked by a shorter-term softening in demand. We think this is the case today.

         Some of the companies with whom we speak have been hard hit by this economic slowing. Others are simply taking a cautious approach to the current environment by curtailing capital spending and decreasing inventory builds. A slowing economic environment certainly manifests itself in a decrease in corporate earnings. But the question is, should these near-term earnings be used as the baseline from which to evaluate stocks? Our answer is that in many cases they should not.

         We believe that long-term investing results are derived through capitalizing on opportunity created by inefficient pricing of stock. Inefficiency is most often created by a lack of understanding of a company's prospects or a preoccupation with other issues. In this market environment, we think both phenomena exist. Our presumption of course is that the economy will right itself. This presumption is based in the belief that at its root, the economy is sound, and that most investment spending in recent years occurred on Main Street, not in the dot-coms, and that it will prove to be productive.

         We do think that the Fed could have reacted more quickly. We also wish Washington would deliver a rapid response stimulus package. We hear arguments discounting the impact of both courses of action, but disagree that they would not be effective, because we believe that a change in investor psychology is currently as important as anything else. Most of our companies have proprietary products and services and are less susceptible to macroeconomic change. But they, like many others, are being cautious or are affected by others being cautious, as everyone awaits signs of a change in psychology that will compel businesses to resume greater growth initiatives. For companies, this strategy may be sound, but for investors, such an approach is not possible. For, well before the dust is clear, Wall Street will have anticipated positive change and those stocks deserving will be well off their bottoms. This point becomes even more relevant when one looks at the magnitude of idle cash on the sidelines attempting to capitalize on a market bottom.

         The point is that successful market timing is next to impossible. In fact, we do not know of anyone who has been successful at it for an extended period of time. This market may bottom in a V-shaped pattern, a U-shaped pattern, or an L-shaped pattern. That bottom may be in front of us. It may already be behind us. But, whatever pattern results will be inconsequential a few years from now. For then, it will be the success of individual companies that will have determined the success of investors' portfolios. To that end, current research depth is essential because each and every kernel of information discovered could ultimately provide for greater return. Knowing this, our research team, which logs thousands of calls each year, increased its company contacts this quarter by 21% over last. This increased dialogue with managements, customers, competitors, and suppliers is intended to ensure the greatest depth of knowledge we can gather given the challenges we have been facing and the opportunity that lies ahead. For, we know that our clients will benefit if we dedicate our time to picking good stocks.

Sincerely,



/s/ W. Whitfield Gardner                         /s/ John L. Lewis, IV

W. Whitfield Gardner                             John L. Lewis, IV

















The Chesapeake Core Growth Fund's inception was September 29, 1997. Historical performance for The Chesapeake Growth Fund Class A has been calculated by using the performance of the original class of The Fund (now called the Institutional Shares) from inception on April 6, 1994 until date of issuance of the new Class A Shares on April 7, 1995, and combining such performance with the performance of the Class A Shares since April 7, 1995. With the exception of average annual returns and where otherwise stated, the return figures shown above do not reflect the deduction of a sales load. The maximum sales load for The Chesapeake Growth Fund Class A and The Chesapeake Aggressive Growth Fund is 3%. During part of the period cited above for The Chesapeake Growth Fund Class A and The Chesapeake Core Growth Fund, the advisor assumed certain expenses and/or waived a portion of its fee. Total return would have been lower absent such assumption or fee waiver. The Chesapeake Aggressive Growth Fund, which has an inception date of January 4, 1993, closed to new investors on December 23, 1994. The performance quoted represents past performance and is not a guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. It is not possible to invest in an index (like the S&P 500 or Russell 2000) which is unmanaged and does not incur fees and charges.

For more information regarding each Fund including charges and expenses, obtain a prospectus by calling the Fund directly at (800) 430-3863 or the Fund's
Advisor at (610) 558-2800. Please read the prospectus carefully before you invest.



          Underwriter and Distributor: Capital Investment Group, Inc.,
                       P.O. Box 69, Rocky Mount, NC 27802
                               Phone 800-430-3863

                      ___________________________________

                           THE CHESAPEAKE GROWTH FUND
                      ___________________________________


                                 March 31, 2001

Investment Strategy
--------------------------------------------------------------------------------

The Chesapeake Growth Fund seeks capital appreciation through investments in small, medium, and large capitalization growth equities. The cornerstone of the fund's intensive in-house fundamental analysis is in constant contact with the management, customers, competitors, and suppliers of both current and potential investments.


Investment Guidelines
--------------------------------------------------------------------------------

The Fund seeks companies that:

o are experiencing a rapid growth rate - companies in our portfolio are forecasted to grow their profits in excess of 15% annually;
o  are selling at a stock price not yet fully reflective of their growth rate;
o are undergoing a positive change created by new products, managements, distribution strategies or manufacturing technologies;
o  have a strong balance sheet;
o  are less susceptible to macroeconomic change.


The Largest Industry Groups
--------------------------------------------------------------------------------

[Pie Chart Here]:
        Apparel                      4.7%
        Computer Software            4.6%
        Computers & Peripherals      3.8%
        Energy Services             20.1%
        Financial Services           5.5%
        Healthcare Delivery          8.2%
        Medical Products             3.6%
        Pharmaceuticals             12.2%
        Semiconductors & Related     5.8%
        Telecommunications           8.4%
        All Others                  23.1%


About The Investment Advisor
--------------------------------------------------------------------------------

Gardner Lewis Asset management serves as investment advisor to the Chesapeake Family of Funds. Overall, through the funds and separately managed accounts, Gardner Lewis invests approximately $2.5 billion in growth equities for both institutions and individuals including some of the top foundations, endowments, and pension plans in the U.S. Gardner Lewis was founded in 1990 and employs a staff of 33. The research team is comprised of 16.

Ten Largest Holdings
--------------------------------------------------------------------------------

1.  Alza Corp                          6.1%
2.  Jones Apparel Group, Inc.          5.2%
3.  AES Corporation                    4.5%
4.  Healthsouth Corp.                  3.8%
5.  Biogen, Inc.                       2.8%
6.  ITT Industries, Inc.               2.8%
7.  St. Jude Medical, Inc.             2.7%
8.  Heller Financial                   2.6%
9.  Dynegy, Inc.                       2.5%
10. NRG Energy, Inc.                   2.5%


Portfolio Characteristics
--------------------------------------------------------------------------------

Overall Assets ($MM)                    225
Number of Companies                      65
5 Yr. Historical Earnings Growth        14%
Earnings Growth - net year              29%
P/E Ratio - next year                    21

  (Gardner Lewis earnings estimates)


Performance Summary
                                                    Annualized
--------------------------------------------------------------------------------
The Chesapeake                Quarter     1 Year      5 Year         Since
Growth Fund Series A            End                                Inception
--------------------------------------------------------------------------------
Without the sales load
             deduction        -18.43%    -18.33%      11.87%         14.30%
--------------------------------------------------------------------------------
    Net of the maximum
            Sales load^1      -20.88%    -35.68%      11.19%         13.80%
--------------------------------------------------------------------------------

1 The maximum sales load for the Fund is 3%. Historical performance for the Chesapeake Growth Fund Series A has been calculated by using the performance of the original class of The Fund (now called the Institutional Shares) from inception on April 6, 1994 until the date of issuance of the new Series A Shares on April 7, 1995, and combining such performance with the performance of the Series A Shares since April 7, 1995. The performance quoted represents past performance and is not a guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares.


For More complete information regarding the Fund including charges and expenses, obtain a prospectus by calling the Fund directly at (800) 430-3863 or Gardner Lewis Asset Management, the Investment Advisor at (610) 558-2800. Please read the prospectus carefully before you invest.


                   Capital Investment Group, Inc., Distributor
                            Raleigh, NC (800)525-3863


                                          ___________________________________

                                              THE CHESAPEAKE GROWTH FUND
                                          ___________________________________

                                               PORTFOLIO OF INVESTMENTS
                                                      (unaudited)
                                                    March 31, 2001

---------------------------------------------------------     --------------------------------------------------------
Quantity    Security                        Market Value       Quantity   Security                        Market Value
=========================================================     ========================================================
    150,700 ADC Telecommunications, Inc.       1,280,950          5,524 McDATA Corp. A Shares                 104,265
    185,300 AES Corporation                    9,257,588        220,900 McLeodUSA, Inc.                     1,919,069
     94,500 Adelphia Communications            3,827,250         43,453 Mercury Interactive Corp.           1,819,594
    240,300 Agrium, Inc.                       3,027,780        125,200 Mirant Corp.                        4,444,600
    312,000 Alza Corp.                        12,636,000        117,300 Moodys Corp.                        3,232,788
     29,700 Amkor Technology Inc.                484,481        138,800 NRG Energy Inc,                     5,052,320
     33,500 Andrx Corporation                  1,641,500         41,700 Nabors Industries, Inc.             2,161,728
     40,300 BEA Systems, Inc.                  1,183,812        253,000 Norfolk Southern Corp.              4,235,220
     90,900 Biogen, Inc.                       5,755,106         42,000 Northrop Grumnman Corp.             3,654,000
     60,050 Biomet, Inc.                       2,365,407         94,600 Novellus Systems, Inc.              3,837,212
     49,200 Block, H & R, Inc.                 2,462,952         47,800 ONI Systems Corp.                     932,100
    197,600 Cadence Design Systems             3,653,624         49,200 Openwave Systems, Inc.                976,128
     86,800 Calpine Corp.                      4,780,076        138,200 Oratec Interventions                1,114,237
     90,200 Capstone Turbine                   2,559,425        122,900 Power-One, Inc.                     1,780,821
     57,600 Checkfree Corp.                    1,695,600         67,400 QLogic Corporation                  1,516,500
     54,700 Ciena Corp.                        2,283,725         53,200 Quest Software                        944,300
     30,100 Comverse Technology, Inc.          1,772,589        489,300 Rite Aid Corporation                3,273,417
    235,700 Conseco, Inc.                      3,794,770        143,600 SantaFe International               4,667,000
    100,100 Dynegy, Inc.                       5,106,101         96,500 Sempra Energy                       2,246,520
    157,400 EMC Corporation                    4,627,560        152,300 Semtech Corp.                       4,483,331
     25,600 Express Scripts                    2,219,008        104,900 St. Jude Medical, Inc.              5,648,865
    125,700 Finisar Corp.                      1,205,934        153,300 Sun Microsystems, Inc.              2,356,221
    159,300 Goodyear Tire & Rubber             3,799,305        111,300 Tekelec                             2,003,400
     93,700 HCA - The Healthcare Company       3,773,299         62,200 Teva Pharmaceutical - SP ADR        3,397,675
     64,400 Hanover Compressor                 2,041,480         49,200 TranSwitch Corp.                      645,750
    107,800 Health Management Assoc.           1,676,290         14,000 Transkaryotic Therapies               245,875
    141,000 Health Net, Inc.                   2,906,010        132,000 Transmeta Corp.                     2,541,000
    606,300 Healthsouth Corp.                  7,815,207         65,900 Transocean Sedco Forex, Inc.        2,856,765
    152,400 Heller Financial                   5,356,860        138,900 USA Networks, Inc.                  3,324,919
     99,900 ICN Pharmaceuticals, Inc.          2,540,457         79,100 Wind River Systems, Inc.            1,839,075
    147,900 ITT Industries, Inc.               5,731,125        124,200 Worldcom Inc.                       2,320,987
    280,600 Jones Apparel Group, Inc.         10,606,680        203,000 XO Communications, Inc              1,421,000
     61,500 LSI Logic Corp.                      967,395

                                                                        TOTAL EQUITY                      205,832,032

                                                                        CASH EQUIVALENT                    18,875,424

                                                                        TOTAL ASSETS                      224,707,456

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust


























                 This Report has been prepared for shareholders
                    and may be distributed to others only if
                preceded or accompanied by a current prospectus.

________________________________________________________________________________



                           THE CHESAPEAKE GROWTH FUND


________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust






                                  Annual Report

                      FOR THE YEAR ENDED FEBRUARY 28, 2001






                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                           THE CHESAPEAKE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor the fund's distributor is a bank.

For more information about The Chesapeake Growth Fund, including charges and expenses, call the fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

                           THE CHESAPEAKE GROWTH FUND
                             Class A Investor Shares

                     Performance Update - $25,000 Investment

                 For the period from April 7, 1995 (Commencement
                       of Operations) to February 28, 2001


[Line Graph Here]:

--------------------------------------------------------------------------------
                 The Chesapeake
                Growth Fund Class        S&P 500 Total          Russell 2000
                A Investor Shares        Return Index              Index
--------------------------------------------------------------------------------
 4/7/95             $24,250                $25,000                $25,000
8/31/95              31,572                 28,025                 29,487
2/29/96              30,036                 33,109                 31,608
8/31/96              28,890                 33,274                 32,730
2/28/97              33,702                 40,772                 35,572
8/31/97              41,492                 46,799                 42,151
2/28/98              42,061                 55,044                 46,255
8/31/98              30,726                 50,587                 34,051
2/28/99              40,029                 65,908                 39,784
8/31/99              44,843                 70,733                 43,978
2/29/00              84,090                 73,639                 59,788
8/31/00              88,825                 82,276                 56,023
2/28/01              56,745                 67,601                 49,782


This graph depicts the performance of The Chesapeake Growth Fund Class A Investor Shares versus the S&P 500 Total Return Index and the Russell 2000 Index. It is important to note that The Chesapeake Growth Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                           Average Annual Total Return

------------------------------ ------------ ------------ ----------------------
                                                             Since 4/7/95
                                One Year    Five Years     (Commencement of
                                                              Operations)
------------------------------ ------------ ------------ ----------------------
        No Sales Load           (32.52)%      13.55 %           15.50 %
------------------------------ ------------ ------------ ----------------------
  3.00% Maximum Sales Load      (34.54)%      12.86 %           14.90 %
------------------------------ ------------ ------------ ----------------------

>> The graph assumes an initial $25,000 investment ($24,250 after maximum sales load of 3.00%) at April 7, 1995 (commencement of operations). All dividends and distributions are reinvested.

>> At February 28, 2001, the value of The Chesapeake Growth Fund Class A Investor Shares would have increased to $56,745 - a cumulative total investment return of 126.98% since April 7, 1995. Without the deduction of the 3.00% maximum sales load, The Chesapeake Growth Fund Class A Investor Shares would have increased to $58,500 - a cumulative total investment return of 134.00% since April 7, 1995. The sales load may be reduced or eliminated for larger purchases.

>> At February 28, 2001, the value of a similar investment in the S&P 500 Total Return Index would have increased to $67,601 - a cumulative total investment return of 170.41%; while a similar investment in the Russell 2000 Index would have increased to $49,782 - a cumulative total investment return of 99.13% since April 7, 1995.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 97.05%

      Aerospace & Defense - 1.60%
           Northrop Grumman Corporation ......................................                     40,800               $  3,833,160
                                                                                                                        ------------

      Agriculture - 1.14%
           Agrium Inc. .......................................................                    206,100                  2,739,069
                                                                                                                        ------------

      Apparel Manufacturing - 4.34%
        (a)Jones Apparel Group, Inc. .........................................                    270,900                 10,402,561
                                                                                                                        ------------

      Broadcast - Radio & Television - 2.85%
           Adelphia Communications Corp. .....................................                     92,700                  3,679,031
        (a)USA Networks, Inc. ................................................                    133,900                  3,155,019
                                                                                                                        ------------
                                                                                                                           6,834,050
                                                                                                                        ------------
      Computers - 5.25%
           EMC Corporation ...................................................                    152,700                  6,071,352
        (a)Extreme Networks, Inc. ............................................                     48,600                  1,098,817
        (a)Qlogic Corporation ................................................                     65,900                  2,463,013
        (a)Sun Microsystems, Inc. ............................................                    148,500                  2,951,438
                                                                                                                        ------------
                                                                                                                          12,584,620
                                                                                                                        ------------
      Computer Software & Services - 9.54%
        (a)Agile Software Corporation ........................................                     23,400                    510,412
        (a)BEA Systems, Inc. .................................................                     39,000                  1,496,625
        (a)Cadence Design Systems, Inc. ......................................                    190,700                  4,834,245
        (a)Checkfree Corp. ...................................................                     56,100                  2,703,319
        (a)KPMG Consulting Inc. ..............................................                    124,600                  2,873,587
        (a)Manugistics Group, Inc. ...........................................                     29,500                    914,500
        (a)McData Corporation ................................................                      5,524                     98,742
        (a)Mercury Interactive Corporation ...................................                     42,953                  2,703,354
        (a)ONI Systems Corp. .................................................                     46,100                  1,550,112
        (a)Quest Software, Inc. ..............................................                     77,700                  2,010,488
        (a)Wind River Systems, Inc. ..........................................                     76,500                  1,797,750
        (a)i2 Technologies, Inc. .............................................                     51,200                  1,376,000
                                                                                                                        ------------
                                                                                                                          22,869,134
                                                                                                                        ------------
      Electrical Equipment - 0.91%
        (a)Power-One, Inc. ...................................................                    122,900                  2,181,475
                                                                                                                        ------------

      Electronics - 0.70%
        (a)Jabil Circuit, Inc. ...............................................                     74,700                  1,679,256
                                                                                                                        ------------



                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Electronics - Semiconductor - 6.77%
        (a)Amkor Technology, Inc. ...............................................                  29,700               $    484,481
        (a)LSI Logic Corporation ................................................                  82,900                  1,335,519
        (a)Novellus Systems, Inc. ...............................................                 134,600                  5,198,925
        (a)Semtech Corporation ..................................................                 148,700                  3,726,794
        (a)Transwitch Corporation ...............................................                  46,700                    936,919
        (a)Transmeta Corporation ................................................                 129,000                  2,628,375
        (a)TriQuint Semiconductor, Inc. .........................................                   8,300                    150,956
        (a)Vitesse Semiconductor Corporation ....................................                  45,100                  1,778,631
                                                                                                                        ------------
                                                                                                                          16,240,600
                                                                                                                        ------------
      Financial Services - Commercial - 2.07%
           Heller Financial, Inc. ...............................................                 147,100                  4,973,451
                                                                                                                        ------------

      Holding Companies - Diversified - 2.42%
           ITT Industries, Inc. .................................................                 142,800                  5,790,540
                                                                                                                        ------------

      Instrumentation - 1.51%
           PerkinElmer, Inc. ....................................................                  49,500                  3,624,390
                                                                                                                        ------------

      Insurance - Life & Health - 1.34%
           Conseco, Inc. ........................................................                 229,000                  3,210,580
                                                                                                                        ------------

      Investment Analysis - 1.31%
           Moody's Corporation ..................................................                 116,500                  3,140,840
                                                                                                                        ------------

      Medical Biotechnology - 2.72%
        (a)Biogen, Inc. .........................................................                  88,000                  6,297,500
        (a)Transkaryotic Therapies, Inc. ........................................                  14,000                    233,406
                                                                                                                        ------------
                                                                                                                           6,530,906
                                                                                                                        ------------
      Medical - Hospital Management & Services - 5.41%
        (a)HEALTHSOUTH Corporation ..............................................                 589,000                  9,376,880
           HCA-The Healthcare Company ...........................................                  90,600                  3,587,760
                                                                                                                        ------------
                                                                                                                          12,964,640
                                                                                                                        ------------
      Medical - Managed Care Services - 1.25%
        (a)Health Net Inc. ......................................................                 136,300                  2,994,511
                                                                                                                        ------------

      Medical Supplies - 3.69%
           Biomet, Inc. .........................................................                  57,750                  2,241,422
        (a)ORATEC Interventions, Inc. ...........................................                 133,200                    903,269
           St. Jude Medical, Inc. ...............................................                 101,700                  5,707,404
                                                                                                                        ------------
                                                                                                                           8,852,095
                                                                                                                        ------------


                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Oil & Gas - Equipment & Services - 7.27%
        (a)Cooper Cameron Corporation ..........................................                    46,900              $  2,803,682
        (a)Nabors Industries, Inc. .............................................                    46,600                 2,642,220
           Santa Fe International Corporation ..................................                   139,500                 5,224,275
           Transocean Sedco Forex Inc. .........................................                    62,600                 3,012,938
        (a)Weatherford International, Inc. .....................................                    72,200                 3,756,566
                                                                                                                        ------------
                                                                                                                          17,439,681
                                                                                                                        ------------
      Pharmaceuticals - 8.44%
        (a)Alza Corporation ....................................................                   302,500                11,963,875
        (a)Andrx Group .........................................................                    32,100                 1,838,226
           ICN Pharmaceuticals, Inc. ...........................................                    97,100                 2,578,976
           Teva Pharmaceuticals Industries Ltd. ................................                    60,300                 3,844,125
                                                                                                                        ------------
                                                                                                                          20,225,202
                                                                                                                        ------------
      Retail - Drug Stores - 1.07%
           Rite Aid Corporation ................................................                   489,300                 2,554,146
                                                                                                                        ------------

      Telecommunications - 2.39%
        (a)McLeodUSA Incorporated ..............................................                   213,600                 2,803,500
        (a)XO Communications, Inc. .............................................                   196,400                 2,921,450
                                                                                                                        ------------
                                                                                                                           5,724,950
                                                                                                                        ------------
      Telecommunications - Equipment - 7.23%
        (a)ADC Telecommunications, Inc. ........................................                   146,300                 1,627,587
        (a)CIENA Corporation ...................................................                    52,300                 3,513,906
        (a)Comverse Technology, Inc. ...........................................                    28,800                 2,158,200
           Finisar Corporation .................................................                   121,800                 1,438,762
        (a)JDS Uniphase Corporation ............................................                     8,360                   223,630
        (a)New Focus, Inc. .....................................................                    29,100                   631,106
        (a)Openwave Systems Inc. ...............................................                    47,000                 1,731,659
        (a)Redback Networks Inc. ...............................................                    65,600                 2,024,377
        (a)Tellabs, Inc. .......................................................                    45,200                 1,969,025
        (a)Tekelec .............................................................                   106,200                 2,011,163
                                                                                                                        ------------
                                                                                                                          17,329,415
                                                                                                                        ------------
      Tire & Rubber - 1.65%
           The Goodyear Tire & Rubber Company ..................................                   154,900                 3,949,950
                                                                                                                        ------------

      Transportation - Rail - 1.86%
           Norfolk Southern Corporation ........................................                   246,000                 4,450,140
                                                                                                                        ------------


                                                                                                                         (Continued)

                                                     THE CHESAPEAKE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                   Shares                 (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Utilities - Electric - 11.46%
           The AES Corporation ...................................................                179,700               $  9,698,409
        (a)Calpine Corporation ...................................................                 84,800                  3,772,752
        (a)Capstone Turbine Corporation ..........................................                115,800                  2,851,575
           Dynegy Inc. ...........................................................                 97,600                  4,587,200
        (a)Mirant Corporation ....................................................                120,700                  3,017,500
        (a)NRG Energy, Inc. ......................................................                127,900                  3,542,830
                                                                                                                        ------------
                                                                                                                          27,470,266
                                                                                                                        ------------

      Utilities - Telecommunications - 0.86%
           Worldcom, Inc. ........................................................                124,200                  2,064,825
                                                                                                                        ------------

           Total Common Stocks (Cost $222,421,154) ......................................................                232,654,453
                                                                                                                        ------------

INVESTMENT COMPANIES - 2.34%

      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Shares ......................................                716,313                    716,313
      Evergreen Money Market Treasury Institutional Treasury
           Money Market Fund Institutional Shares ................................              4,896,075                  4,896,075
                                                                                                                        ------------

           Total Investment Companies (Cost $5,612,388) .................................................                  5,612,388
                                                                                                                        ------------

Total Value of Investments (Cost $228,033,542 (b)) ...............................                  99.39 %             $238,266,841
Other Assets Less Liabilities ....................................................                   0.61 %                1,469,088
                                                                                                   ------               ------------
      Net Assets .................................................................                 100.00 %             $239,735,929
                                                                                                   ======               ============


      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is $229,482,035. Unrealized appreciation (depreciation) of investments for federal income tax purposes is as follows:



           Unrealized appreciation ......................................................................              $ 49,434,391
           Unrealized depreciation ......................................................................               (40,649,585)
                                                                                                                       ------------

                       Net unrealized appreciation ......................................................              $  8,784,806
                                                                                                                       ============





See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         February 28, 2001


ASSETS
      Investments, at value (cost $228,033,542) ......................................................                 $238,266,841
      Cash ...........................................................................................                       98,117
      Income receivable ..............................................................................                      123,258
      Receivable for investments sold ................................................................                    1,638,303
      Receivable for fund shares sold ................................................................                      385,545
                                                                                                                       ------------

           Total assets ..............................................................................                  240,512,064
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ...............................................................................                       51,087
      Payable for investment purchases ...............................................................                      663,549
      Payable for fund shares redeemed ...............................................................                       43,462
      Other liabilities ..............................................................................                       18,037
                                                                                                                       ------------

           Total liabilities .........................................................................                      776,135
                                                                                                                       ------------

NET ASSETS ...........................................................................................                 $239,735,929
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital ................................................................................                 $237,004,236
      Accumulated net realized loss on investments ...................................................                   (7,501,606)
      Net unrealized appreciation on investments .....................................................                   10,233,299
                                                                                                                       ------------
                                                                                                                       $239,735,929
                                                                                                                       ============

INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($75,221,070 / 5,633,105 shares) ..........................................................                 $      13.35
                                                                                                                       ============

CLASS A INVESTOR SHARES
      Net asset value, redemption and offering price per share
           ($25,779,324 / 2,002,183 shares) ..........................................................                 $      12.88
                                                                                                                       ============
      Maximum offering price per share (100 / 97 of $12.88) ..........................................                 $      13.28
                                                                                                                       ============

SUPER-INSTITUTIONAL SHARES
      Net asset value, redemption and offering price per share
           ($138,735,535 / 10,259,621 shares) ........................................................                 $      13.52
                                                                                                                       ============






See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended February 28, 2001


NET INVESTMENT LOSS

      Income
           Dividends ...................................................................................              $     725,197
                                                                                                                      -------------

      Expenses
           Investment advisory fees (note 2) ...........................................................                  3,126,753
           Fund administration fees (note 2) ...........................................................                    123,798
           Distribution fees - Class A Investor Shares (note 3) ........................................                     86,915
           Distribution fees - Class C Investor Shares (note 3) ........................................                      2,229
           Distribution fees - Class D Investor Shares (note 3) ........................................                      6,528
           Custody fees ................................................................................                     22,732
           Registration and filing administration fees (note 2) ........................................                     13,117
           Fund accounting fees (note 2) ...............................................................                     52,000
           Audit fees ..................................................................................                     21,627
           Legal fees ..................................................................................                      4,001
           Securities pricing fees .....................................................................                      5,693
           Shareholder administrative fees (note 2) ....................................................                     29,167
           Shareholder recordkeeping fees ..............................................................                     23,250
           Other accounting fees (note 2) ..............................................................                      2,697
           Shareholder servicing expenses ..............................................................                     13,836
           Registration and filing expenses ............................................................                     25,000
           Printing expenses ...........................................................................                     21,538
           Trustee fees and meeting expenses ...........................................................                      8,443
           Other operating expenses ....................................................................                     31,000
                                                                                                                      -------------

                Total expenses .........................................................................                  3,620,324
                                                                                                                      -------------

                Less:
                    Expense reimbursements (note 5) ....................................................                    (39,641)
                    Shareholder administrative fees waived (note 2) ....................................                     (4,167)
                                                                                                                      -------------

                Net expenses ...........................................................................                  3,576,516
                                                                                                                      -------------

                    Net investment loss ................................................................                 (2,851,319)
                                                                                                                      -------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized gain from investment transactions ...................................................                 56,372,713
      Decrease in unrealized appreciation on investments ...............................................               (171,689,068)
                                                                                                                      -------------

           Net realized and unrealized loss on investments .............................................               (115,316,355)
                                                                                                                      -------------

                Net decrease in net assets resulting from operations ...................................              $(118,167,674)
                                                                                                                      =============

See accompanying notes to financial statements



                                                     THE CHESAPEAKE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Year ended        Year ended
                                                                                                    February 28,      February 29,
                                                                                                        2001              2000
------------------------------------------------------------------------------------------------------------------------------------
(DECREASE) INCREASE IN NET ASSETS
     Operations
       Net investment loss ...................................................................     $  (2,851,319)     $  (2,553,415)
       Net realized gain from investment transactions ........................................        56,372,713         74,143,440
       (Decrease) increase in unrealized appreciation on investments .........................      (171,689,068)       143,056,554
                                                                                                   -------------      -------------
            Net (decrease) increase in net assets resulting from operations ..................      (118,167,674)       214,646,579
                                                                                                   -------------      -------------

     Distributions to shareholders from
       Net realized gain from investment transactions ........................................      (117,489,833)       (14,253,595)
                                                                                                   -------------      -------------

     Capital share transactions
       Increase (decrease) in net assets resulting from capital share transactions (a) .......        71,165,624         (9,336,094)
                                                                                                   -------------      -------------
                    Total (decrease) increase in net assets ..................................      (164,491,883)       191,056,890
NET ASSETS
     Beginning of period .....................................................................       404,227,812        213,170,922
                                                                                                   -------------      -------------
     End of period ...........................................................................     $ 239,735,929      $ 404,227,812
                                                                                                   =============      =============

(a) A summary of capital share activity follows:
                                                        ----------------------------------------------------------------------------
                                                                        Year ended                            Year ended
                                                                    February 28, 2001                     February 29, 2000
                                                                Shares              Value             Shares              Value
                                                        ----------------------------------------------------------------------------
--------------------------------------------------------
               Institutional Shares
--------------------------------------------------------
Shares sold ............................................           974,993      $  17,646,900            466,088      $  10,224,819
Shares issued for reinvestment of distributions ........         1,956,140         32,237,192            185,999          3,965,509
Shares redeemed ........................................          (938,074)       (25,656,191)          (833,274)       (16,268,434)
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) ...........................         1,993,059      $  24,227,901           (181,187)     $  (2,078,106)
                                                             =============      =============      =============      =============
--------------------------------------------------------
              Class A Investor Shares
--------------------------------------------------------
Shares sold ............................................           426,482      $  10,448,813             45,720      $   1,042,915
Shares issued for reinvestment of distributions ........           863,610         13,740,026             57,159          1,197,474
Shares redeemed ........................................          (310,401)        (6,155,909)          (655,988)       (12,362,303)
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) ...........................           979,691      $  18,032,930           (553,109)     $ (10,121,914)
                                                             =============      =============      =============      =============
--------------------------------------------------------
              Class C Investor Shares
--------------------------------------------------------
Shares sold ............................................             3,202      $     111,301              6,563      $     113,580
Shares issued for reinvestment of distributions ........                 0                  0              7,682            150,104
Shares redeemed ........................................           (68,159)        (1,683,457)          (125,773)        (2,408,595)
                                                             -------------      -------------      -------------      -------------
     Net decrease ......................................           (64,957)     $  (1,572,156)          (111,528)     $  (2,144,911)
                                                             =============      =============      =============      =============
--------------------------------------------------------
              Class D Investor Shares
--------------------------------------------------------
Shares sold ............................................             2,337      $      66,451              4,386      $      75,662
Shares issued for reinvestment of distributions ........                 0                  0             18,187            371,374
Shares redeemed ........................................          (313,584)        (8,343,664)          (213,709)        (3,787,932)
                                                             -------------      -------------      -------------      -------------
     Net decrease ......................................          (311,247)     $  (8,277,213)          (191,136)     $  (3,340,896)
                                                             =============      =============      =============      =============
--------------------------------------------------------
             Super-Institutional Shares
--------------------------------------------------------
Shares sold ............................................                 0      $           0                  0      $           0
Shares issued for reinvestment of distributions ........         4,121,952         68,754,162            389,265          8,349,733
Shares redeemed ........................................        (1,034,483)       (30,000,000)                 0                  0
                                                             -------------      -------------      -------------      -------------
     Net increase ......................................         3,087,469      $  38,754,162            389,265      $   8,349,733
                                                             =============      =============      =============      =============
--------------------------------------------------------
                    Fund Summary
--------------------------------------------------------
Shares sold ............................................         1,407,014      $  28,273,465            522,757      $  11,456,976
Shares issued for reinvestment of distributions ........         6,941,702        114,731,380            658,292         14,034,194
Shares redeemed ........................................        (2,664,701)       (71,839,221)        (1,828,744)       (34,827,264)
                                                             -------------      -------------      -------------      -------------
     Net increase (decrease) ...........................         5,684,015      $  71,165,624           (647,695)     $  (9,336,094)
                                                             =============      =============      =============      =============


See accompanying notes to financial statements


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                        Institutional Shares



------------------------------------------------------------------------------------------------------------------------------------
                                                                 Year ended    Year ended    Year ended    Year ended    Year ended
                                                                February 28,  February 29,  February 28,  February 28,  February 28,
                                                                    2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year .............................. $  33.08      $  16.60      $  17.86      $  16.26      $  14.45

      (Loss) income from investment operations
        Net investment loss .....................................    (0.15)        (0.21)        (0.17)        (0.15)        (0.13)
        Net realized and unrealized (loss) gain on investments ..    (8.38)        17.92         (0.63)         4.22          1.94
                                                                  --------      --------      --------      --------      --------

             Total from investment operations ...................    (8.53)        17.71         (0.80)         4.07          1.81
                                                                  --------      --------      --------      --------      --------

      Distributions to shareholders from
        Tax return of capital ...................................     0.00          0.00          0.00         (0.53)         0.00
        Distribution in excess of net realized gains ............     0.00          0.00         (0.03)         0.00          0.00
        Net realized gain from investment transactions ..........   (11.20)        (1.23)        (0.43)        (1.94)         0.00
                                                                  --------      --------      --------      --------      --------

             Total distributions ................................   (11.20)        (1.23)        (0.46)        (2.47)         0.00
                                                                  --------      --------      --------      --------      --------

Net asset value, end of year .................................... $  13.35      $  33.08      $  16.60      $  17.86      $  16.26
                                                                  ========      ========      ========      ========      ========

Total return ....................................................   (32.25)%      110.91 %       (4.51)%       25.25 %       12.53 %
                                                                  ========      ========      ========      ========      ========


Ratios/supplemental data
      Net assets, end of year (000's) ........................... $ 75,221      $120,416      $ 63,426      $ 92,858      $ 77,858
                                                                  ========      ========      ========      ========      ========

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ...........     1.18 %        1.21 %        1.22 %        1.19 %        1.23 %
        After expense reimbursements and waived fees ............     1.17 %        1.17 %        1.15 %        1.16 %        1.22 %

      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ...........    (0.95)%       (1.03)%       (0.87)%       (0.90)%       (0.85)%
        After expense reimbursements and waived fees ............    (0.93)%       (1.00)%       (0.80)%       (0.88)%       (0.84)%

      Portfolio turnover rate ...................................   124.81 %      165.92 %      121.48 %      105.60 %      126.44 %





See accompanying notes to financial statements                                                                           (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

                                                       Class A Investor Shares




------------------------------------------------------------------------------------------------------------------------------------
                                                                 Year ended    Year ended    Year ended    Year ended    Year ended
                                                                February 28,  February 29,  February 28,  February 28,  February 28,
                                                                    2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year ............................... $ 32.47       $ 16.37       $ 17.69       $ 16.18       $ 14.42

      (Loss) income from investment operations
        Net investment loss ......................................   (0.22)        (0.33)        (0.24)        (0.21)        (0.18)
        Net realized and unrealized (loss) gain on investments ...   (8.17)        17.66         (0.62)         4.19          1.94
                                                                   -------       -------       -------       -------       -------

             Total from investment operations ....................   (8.39)        17.33         (0.86)         3.98          1.76
                                                                   -------       -------       -------       -------       -------

      Distributions to shareholders from
        Tax return of capital ....................................    0.00          0.00          0.00         (0.53)         0.00
        Distribution in excess of net realized gains .............    0.00          0.00         (0.03)         0.00          0.00
        Net realized gain from investment transactions ...........  (11.20)        (1.23)        (0.43)        (1.94)         0.00
                                                                   -------       -------       -------       -------       -------

             Total distributions .................................  (11.20)        (1.23)        (0.46)        (2.47)         0.00
                                                                   -------       -------       -------       -------       -------

Net asset value, end of year ..................................... $ 12.88       $ 32.47       $ 16.37       $ 17.69       $ 16.18
                                                                   =======       =======       =======       =======       =======

Total return (a) .................................................  (32.52)%      110.07 %       (4.83)%       24.80 %       12.21 %
                                                                   =======       =======       =======       =======       =======

Ratios/supplemental data
      Net assets, end of year (000's) ............................ $25,779       $33,200       $25,797       $40,924       $39,376
                                                                   =======       =======       =======       =======       =======

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ............    1.53 %        1.59 %        1.60 %        1.55 %        1.54 %
        After expense reimbursements and waived fees .............    1.51 %        1.56 %        1.53 %        1.52 %        1.53 %

      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ............   (1.29)%       (1.41)%       (1.26)%       (1.27)%       (1.16)%
        After expense reimbursements and waived fees .............   (1.28)%       (1.38)%       (1.18)%       (1.24)%       (1.15)%

      Portfolio turnover rate ....................................  124.81 %      165.92 %      121.48 %      105.60 %      126.44 %



(a) Total return does not reflect payment of a sales charge.




See accompanying notes to financial statements                                                                           (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                       Class C Investor Shares



------------------------------------------------------------------------------------------------------------------------------------
                                                             Period ended    Year ended     Year ended     Year ended    Year ended
                                                               April 26,    February 29,   February 28,   February 28,  February 28,
                                                                 2001           2000           1999           1998          1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .........................  $30.06         $15.52         $17.12         $15.97         $14.34

      (Loss) income from investment operations
        Net investment loss ..................................   (0.16)         (1.14)         (0.60)         (0.52)         (0.29)
        Net realized and unrealized (loss) gain on investments   (5.46)         16.91          (0.54)          4.14           1.92
                                                                ------         ------         ------         ------         ------

             Total from investment operations ................   (5.62)         15.77          (1.14)          3.62           1.63
                                                                ------         ------         ------         ------         ------

      Distributions to shareholders from
        Liquidation of shares (See note 1) ...................  (24.44)          0.00           0.00           0.00           0.00
        Tax return of capital ................................    0.00           0.00           0.00          (0.53)          0.00
        Distribution in excess of net realized gains .........    0.00           0.00          (0.03)          0.00           0.00
        Net realized gain from investment transactions .......    0.00          (1.23)         (0.43)         (1.94)          0.00
                                                                ------         ------         ------         ------         ------

             Total distributions .............................  (24.44)         (1.23)         (0.46)         (2.47)          0.00
                                                                ------         ------         ------         ------         ------

Net asset value, end of period ...............................  $ 0.00         $30.06         $15.52         $17.12         $15.97
                                                                ======         ======         ======         ======         ======

Total return (a) .............................................  (18.80)%(b)    106.03 %        (6.68)%        22.95 %        11.30 %
                                                                ======         ======         ======         ======         ======

Ratios/supplemental data
      Net assets, end of period (000's).......................  $    0         $1,952         $2,740         $4,541         $9,192
                                                                ======         ======         ======         ======         ======

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ........    4.45 %(c)      4.02 %         3.90 %         3.11 %         2.34 %
        After expense reimbursements and waived fees .........    3.74 %(c)      3.43 %         3.45 %         3.05 %         2.33 %

      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ........   (4.38)%(c)     (3.83)%        (3.55)%        (2.84)%        (1.97)%
        After expense reimbursements and waived fees .........   (3.67)%(c)     (3.25)%        (3.11)%        (2.78)%        (1.96)%

      Portfolio turnover rate ................................  124.81 %       165.92 %       121.48 %       105.60 %       126.44 %

(a)   Total return does not reflect payment of a sales charge.
(b)   Aggregate return. Not annualized.
(c)   Annualized.




See accompanying notes to financial statements                                                                           (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                       Class D Investor Shares




------------------------------------------------------------------------------------------------------------------------------------
                                                                Period ended   Year ended    Year ended    Year ended    Year ended
                                                                  April 26,   February 29,  February 28,  February 28,  February 28,
                                                                    2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ............................  $ 31.59       $ 16.04       $ 17.45       $ 16.09       $ 14.41

      (Loss) income from investment operations
        Net investment loss .....................................    (0.10)        (0.44)        (0.34)        (0.32)        (0.29)
        Net realized and unrealized (loss) gain on investments ..    (5.75)        17.22         (0.61)         4.15          1.97
                                                                   -------       -------       -------       -------       -------

             Total from investment operations ...................    (5.85)        16.78         (0.95)         3.83          1.68
                                                                   -------       -------       -------       -------       -------

      Distributions to shareholders from
        Liquidation of shares (See note 1) ......................   (25.74)         0.00          0.00          0.00          0.00
        Tax return of capital ...................................     0.00          0.00          0.00         (0.53)         0.00
        Distribution in excess of net realized gains ............     0.00          0.00         (0.03)         0.00          0.00
        Net realized gain from investment transactions ..........     0.00         (1.23)        (0.43)        (1.94)         0.00
                                                                   -------       -------       -------       -------       -------

             Total distributions ................................   (25.74)        (1.23)        (0.46)        (2.47)         0.00
                                                                   -------       -------       -------       -------       -------

Net asset value, end of period ..................................  $  0.00       $ 31.59       $ 16.04       $ 17.45       $ 16.09
                                                                   =======       =======       =======       =======       =======

Total return (a) ................................................   (18.60)%(b)   108.89 %       (5.41)%       24.06 %       11.59 %
                                                                   =======       =======       =======       =======       =======

Ratios/supplemental data
      Net assets, end of period (000's) .........................  $     0       $ 9,832       $ 8,060       $11,448       $10,774
                                                                   =======       =======       =======       =======       =======

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ...........     2.21 %(c)     2.33 %        2.34 %        2.22 %        2.02 %
        After expense reimbursements and waived fees ............     2.04 %(c)     2.12 %        2.14 %        2.18 %        2.01 %

      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ...........    (2.14)%(c)    (2.15)%       (2.00)%       (1.94)%       (1.64)%
        After expense reimbursements and waived fees ............    (1.98)%(c)    (1.94)%       (1.79)%       (1.89)%       (1.63)%

      Portfolio turnover rate ...................................   124.81 %      165.92 %      121.48 %      105.60 %      126.44 %

(a) Total return does not reflect payment of a sales charge.
(b) Aggregate return. Not annualized.
(c) Annualized.





See accompanying notes to financial statements                                                                          (Continued)


                                                     THE CHESAPEAKE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                     Super-Institutional Shares


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        For the
                                                                                                                      period from
                                                                                                                     June 12, 1996
                                                                                                                   (commencement of
                                                              Year ended    Year ended    Year ended    Year ended  operations) to
                                                             February 28,  February 29,  February 28,  February 28,  February 28,
                                                                 2001          2000          1999          1998          1997
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ......................... $  33.30      $  16.68      $  17.92      $  16.29      $  15.53

      (Loss) income from investment operations
        Net investment loss ..................................    (0.15)        (0.18)        (0.11)        (0.12)        (0.07)
        Net realized and unrealized (loss) gain on investments    (8.43)        18.03         (0.67)         4.22          0.83
                                                               --------      --------      --------      --------      --------

             Total from investment operations ................    (8.58)        17.85         (0.78)         4.10          0.76
                                                               --------      --------      --------      --------      --------

      Distributions to shareholders from
        Tax return of capital ................................     0.00          0.00          0.00         (0.53)         0.00
        Distribution in excess of net realized gains .........     0.00          0.00         (0.03)         0.00          0.00
        Net realized gain from investment transactions .......   (11.20)        (1.23)        (0.43)        (1.94)         0.00
                                                               --------      --------      --------      --------      --------

             Total distributions .............................   (11.20)        (1.23)        (0.46)        (2.47)         0.00
                                                               --------      --------      --------      --------      --------

Net asset value, end of period ............................... $  13.52      $  33.30      $  16.68      $  17.92      $  16.29
                                                               ========      ========      ========      ========      ========

Total return .................................................   (32.17)%      111.10 %       (4.32)%       25.40 %        4.89 %(a)
                                                               ========      ========      ========      ========      ========

Ratios/supplemental data
      Net assets, end of period (000's) ...................... $138,736      $238,827      $113,148      $118,246      $ 94,340
                                                               ========      ========      ========      ========      ========

      Ratio of expenses to average net assets
        Before expense reimbursements and waived fees ........     1.06 %        1.08 %       1.05 %         1.06 %        1.08 %(b)
        After expense reimbursements and waived fees .........     1.05 %        1.04 %       0.99 %         1.04 %        1.04 %(b)

      Ratio of net investment loss to average net assets
        Before expense reimbursements and waived fees ........    (0.83)%       (0.91)%      (0.71)%        (0.77)%       (0.75)%(b)
        After expense reimbursements and waived fees .........    (0.82)%       (0.87)%      (0.64)%        (0.75)%       (0.72)%(b)

      Portfolio turnover rate ................................   124.81 %      165.92 %     121.48 %       105.60 %      126.44 %


(a) Aggregate return. Not annualized.
(b) Annualized.





See accompanying notes to financial statements


                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2001



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Chesapeake Growth Fund (the "Fund"), formerly known as The Chesapeake Fund prior to November 1, 1997, is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on August 12, 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended. The investment objective of the Fund is to seek capital appreciation through investments in equity securities of medium and large capitalization companies, consisting primarily of common and preferred stocks and securities convertible into common stocks. Prior to April 26, 2000, the Fund offered five classes of shares - Super-Institutional, Institutional, Class A Investor, Class C Investor, and Class D Investor. On that date, Class C Investor and Class D Investor shares were liquidated. The Institutional Shares and Super-Institutional Shares are offered to institutional investors without a sales charge and bear no distribution and service fees. The Investor Shares are offered with a sales charge (except for Class C Shares) at different levels and bear distribution fees at different levels.

         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and various expenses that can be attributed to specific class activity. Income, expenses (other than distribution and service fees, which are attributable to each class of Investor Shares based upon a set percentage of its net assets, and other expenses which can be traced to specific class activity), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges since the Trust shareholders vote in the aggregate, not by fund or class, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of a particular fund or class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last quoted sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost, which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2001



                  Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.

                  As a result of the Fund's operating net investment loss, a reclassification adjustment of $2,851,319 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease accumulated net realized gains on investments.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends annually, generally payable on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

         E. Use of Estimates - The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

         The Fund's administrator, The Nottingham Company, (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the average daily net assets for the Institutional Shares and for Series A, and had received a fee through the date of liquidation of Series C and Series D Investor Shares and receives a fee at the annual rate of 0.015% of the average daily net assets for the Super-institutional Shares. From March 1, 2000 to December 31, 2000, the Administrator also received a monthly fee of $1,750 for accounting and record-keeping services for the Institutional Shares and for Series A and had received a fee through the date of liquidation of Series C and Series D Investor Shares in the amount of $3,270 for each class. Beginning January 1, 2001, this fee for the Institutional and Series A Shares was adjusted to $2,250 per month, plus 0.01% of the annual average net assets. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and record-keeping services shall not be less than $3,000 per month. The Administrator receives a fee of $12,500 per year for shareholder administration costs for the Institutional Shares and for Series A, and had received a fee through the date of liquidation of Series C and Series D Investor shares. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities. For the fiscal year ended February 28, 2001, the Administrator has waived a portion of its fee related to shareholder administration costs for Series C and Series D Investor shares.

                                                                     (Continued)

                           THE CHESAPEAKE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2001



         NC Shareholder Services, LLC (the "Transfer Agent") has been retained by the Administrator to serve as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made. For the fiscal year ended February 28, 2001, the Distributor retained sales charges in the amount of $483.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to all Investor Shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.25%, 0.75% and 0.50% per annum of the average daily net assets of Series A, Series C and Series D Investor Shares, respectively, for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Shares of the Fund or support servicing of shareholder accounts.

         The Fund incurred $86,915, $2,229 and $6,528 in distribution and service fees under the Plan with respect to Series A, Series C and Series D Investor Shares, respectively, for the fiscal year ended February 28, 2001.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments other than short-term investments aggregated $384,072,014 and $435,749,969, respectively, for the fiscal year ended February 28, 2001.


NOTE 5 - EXPENSE REDUCTIONS

         The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the fiscal year ended February 28, 2001, the Fund's expenses were reduced by $39,641 under this arrangement.


NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

         For federal income tax purposes, the Fund must report distributions from net realized gain from investment transactions that represent long-term capital gain to its shareholders. The Fund paid a total amount of $11.20 per share distributions for the year ended February 28, 2001, including $6.26 that is classified as long-term gain. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com
                                                                       Deloitte
                                                                       & Touche



INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of Gardner Lewis  Investment  Trust and Shareholders of
   The Chesapeake Growth Fund:

We have audited the accompanying statement of assets and liabilities of The Chesapeake Growth Fund (a portfolio of Gardner Lewis Investment Trust), including the portfolio of investments, as of February 28, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chesapeake Growth Fund as of February 28, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

New York, New York
March 23, 2001



_________

Deloitte
Touche
Tohmatsu
________

________________________________________________________________________________



                           THE CHESAPEAKE GROWTH FUND


________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust





















                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

                       STATEMENT OF ADDITIONAL INFORMATION

                         THE CHESAPEAKE CORE GROWTH FUND

                                  June 28, 2001

                                 A Series of the
                         GARDNER LEWIS INVESTMENT TRUST
                 116 South Franklin Street, Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365
                            Telephone 1-800-430-3863



                                Table of Contents
                                -----------------

                                                                            Page
OTHER INVESTMENT POLICIES....................................................  2
INVESTMENT LIMITATIONS.......................................................  3
PORTFOLIO TRANSACTIONS.......................................................  5
NET ASSET VALUE..............................................................  6
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................  7
DESCRIPTION OF THE TRUST.....................................................  7
ADDITIONAL INFORMATION CONCERNING TAXES......................................  8
MANAGEMENT OF THE FUND.......................................................  9
SPECIAL SHAREHOLDER SERVICES................................................. 13
ADDITIONAL INFORMATION ON PERFORMANCE........................................ 14
FINANCIAL STATEMENTS................................... ..................... 16
APPENDIX A - DESCRIPTION OF RATINGS.......................................... 17


This Statement of Additional Information ("SAI") is meant to be read in conjunction with the Prospectus for The Chesapeake Core Growth Fund ("Fund"), dated the same date as this SAI, and is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Information from the Annual Report to shareholders is incorporated by reference into this SAI. Copies of the Fund's Prospectus and Annual Report may be obtained at no charge by writing or calling the Fund at the address and phone number shown above. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.

                            OTHER INVESTMENT POLICIES

The following policies supplement the Fund's investment objective and policies as set forth in the Prospectus for the Fund. The Fund was organized on September 29, 1997 in the state of Massachusetts as a diversified, open-end, management investment company. Attached to this SAI is Appendix A, which contains descriptions of the rating symbols used by rating agencies for securities in which the Fund may invest.

Repurchase Agreements. The Fund may acquire U.S. government securities or corporate debt securities subject to repurchase agreements. A repurchase transaction occurs when, at the time the Fund purchases a security (normally a U.S. Treasury obligation), it also resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and must deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale will occur within one to seven days of the purchase.

Repurchase agreements are considered "loans" under the Investment Company Act of 1940, as amended ("1940 Act"), collateralized by the underlying security. The Trust will implement procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. Additionally, Gardner Lewis Asset Management ("Advisor"), the investment advisor to the Fund will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. The Fund's risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Fund will not enter into any repurchase agreement that will cause more than 10% of its net assets to be invested in repurchase agreements that extend beyond seven days and other illiquid securities.

Description of Money Market Instruments. The Fund may acquire money market instruments. Money market instruments may include U.S. government securities or corporate debt securities (including those subject to repurchase agreements), provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper and Variable Amount Demand Master Notes ("Master Notes"). Banker's Acceptances are time drafts drawn on and "accepted" by a bank. When a bank "accepts" such a time draft, it assumes liability for its payment. When the Fund acquires a Banker's Acceptance, the bank that "accepted" the time draft is liable for payment of interest and principal when due. The Banker's Acceptance carries the full faith and credit of such bank. A Certificate of Deposit ("CD") is an unsecured interest-bearing debt obligation of a bank. Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from 2 to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated one of the top two rating categories by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Services ("S&P"), Fitch Investors Service, Inc. ("Fitch") or Duff & Phelps ("D&P") or, if not rated, of equivalent quality in the Advisor's opinion. Commercial Paper may include Master Notes of the same quality. Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof. The Advisor will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund.

Illiquid Investments. The Fund may invest up to 10% of its net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. Under the supervision of the Trust's Board of Trustees (each a "Trustee" and collectively "Trustees"), the Advisor determines the liquidity of the Fund's investments and, through reports from the Advisor, the Trustees monitor investments in illiquid instruments. In determining the liquidity of the Fund's investments, the Advisor may consider various factors including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features) and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Investments currently considered by the Fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days. If through a change in values, net assets or other circumstances, the Fund were in a position where more than 10% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.

Investment in illiquid securities poses risks of potential delays on resale and uncertainty in valuation. Illiquid Securities typically are restricted securities, meaning they are subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices. The Fund might also have to register restricted securities in order to dispose of them, resulting in additional expenses and delay. Adverse market conditions could impede such a public offering of securities.

Foreign Securities. The Fund may invest up to 10% of its total assets in foreign securities and sponsored ADRs. The same factors would be considered in selecting foreign securities as with domestic securities. Foreign securities investment presents special consideration not typically associated with investment in domestic securities. Foreign taxes may reduce income. Currency exchange rates and regulations may cause fluctuations in the value of foreign securities. Foreign securities are subject to different regulatory environments than in the United States and, compared to the United States, there may be a lack of uniform accounting, auditing and financial reporting standards, less volume and liquidity and more volatility, less public information, and less regulation of foreign issuers. Countries have been known to expropriate or nationalize assets, and foreign investments may be subject to political, financial, or social instability, or adverse diplomatic developments. There may be difficulties in obtaining service of process on foreign issuers and difficulties in enforcing judgments with respect to claims under the U.S. securities laws against such issuers. Favorable or unfavorable differences between U.S. and foreign economies could affect foreign securities values. The U.S. Government has, in the past, discouraged certain foreign investments by U.S. investors through taxation or other restrictions and it is possible that such restrictions could be imposed again.

Because of the inherent risk of foreign securities over domestic issues, the Fund will generally limit foreign investments to those traded domestically as sponsored American Depository Receipts ("ADRs"). ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of securities of a foreign issuer. ADRs may be listed on a national securities exchange or may trade in the over-the-counter market. The prices of ADRs are denominated in U.S. dollars while the underlying security may be denominated in a foreign currency.

Investment Companies. In order to achieve its investment objective, the Fund may invest up to 10% of the value of its total assets in securities of other investment companies whose investment objectives are consistent with the Fund's investment objective. The Fund will not acquire securities of any one investment company if, immediately thereafter, the Fund would own more than 3% of such company's total outstanding voting securities, securities issued by such company would have an aggregate value in excess of 5% of the Fund's total assets, or securities issued by such company and securities held by the Fund issued by other investment companies would have an aggregate value in excess of 10% of the Fund's total assets. To the extent the Fund invests in other investment companies, the shareholders of the Fund would indirectly pay a portion of the operating costs of the underlying investment companies. These costs include management, brokerage, shareholder servicing and other operational expenses. Shareholders of the Fund would then indirectly pay higher operational costs than if they owned shares of the underlying investment companies directly.

Real Estate Securities. The Fund will not invest in real estate or real estate mortgage loans (including limited partnership interests), but may invest in readily marketable securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein. The Fund may also invest in readily marketable interests in real estate investment trusts ("REITs"). REITs are generally publicly traded on the national stock exchanges and in the over-the-counter market and have varying degrees of liquidity. Although the Fund is not limited in the amount of these types of real estate securities it may acquire, it is not presently expected that within the next 12 months the Fund will have in excess of 5% of its total assets in real estate securities. Investments in real estate securities are subject to risks inherent in the real estate market, including risk related to changes in interest rates.

Forward Commitments and When-Issued Securities. The Fund may purchase when-issued securities and commit to purchase securities for a fixed price at a future date beyond customary settlement time. The Fund is required to hold and maintain in a segregated account until the settlement date, cash, U.S. Government Securities or high-grade debt obligations in an amount sufficient to meet the purchase price. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of the Fund's other assets. In addition, no income accrues to the purchaser of when-issued securities during the period prior to issuance. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the Advisor deems it appropriate to do so. The Fund may realize short-term gains or losses upon such sales.


                             INVESTMENT LIMITATIONS

The Fund has adopted the following fundamental investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund. A "majority" for this purpose means the lesser of
(i)67% of the Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented, or
(ii) more than 50% of its outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase.

As a matter of fundamental policy, the Fund may not:

1. Issue senior securities, borrow money, or pledge its assets, except that it may borrow from banks as a temporary measure (a) for extraordinary or emergency purposes, in amounts not exceeding 5% of its total assets or (b) to meet redemption requests in amounts not exceeding 15% of its total assets. The Fund will not make any investments if borrowing exceeds 5% of its total assets until such time as total borrowing represents less than 5% of Fund assets;

2. With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any class of securities of any one issuer (except that securities of the U.S. government, its agencies, and instrumentalities are not subject to this limitation);

3. Invest 25% or more of the value of its total assets in any one industry (except that securities of the U.S. government, its agencies, and instrumentalities are not subject to this limitation);

4. Invest for the purpose of exercising control or management of another issuer;

5.       Purchase or sell  commodities  or  commodities  contracts;  real estate
         (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or other securities secured by real estate or interests therein or readily marketable securities issued by companies that invest in real estate or interests therein); or interests in oil, gas, or other mineral exploration or development programs or leases (although it may invest in readily marketable securities of issuers that invest in or sponsor such programs or leases);

6. Underwrite securities issued by others except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under federal securities laws;

7. Participate on a joint or joint and several basis in any trading account in securities;

8. Invest its assets in the securities of one or more investment companies except to the extent permitted by the 1940 Act;

9. Write, purchase, or sell puts, calls, straddles, spreads, combinations thereof, or futures contracts or related options; and

10.      Make loans of money or  securities,  except that the Fund may invest in
         repurchase  agreements,   money  market  instruments,  and  other  debt
         securities.

The following investment limitations are not fundamental and may be changed without shareholder approval. As a matter of non-fundamental policy, the Fund may not:

1. Invest in securities of issuers that have a record of less than three years continuous operation (including predecessors and, in the case of bonds, guarantors) if more than 5% of its total assets would be invested in such securities;

2.       Invest   more  than  10%  of  its  net   assets  in   illiquid
         securities. For this purpose, illiquid securities include, among others,
         (a) securities for which no readily available market exists or which have legal or contractual restrictions on resale,
         (b) fixed-time deposits that are subject to withdrawal penalties and have maturities of more than seven days, and
         (c) repurchase agreements not terminable within seven days;

3. Invest in the securities of any issuer if those officers or Trustees and those officers and directors of the Advisor who individually own more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of such issuer's securities;

4. Make short sales of securities or maintain a short position, except short sales "against the box." (A short sale is made by selling a security the Fund does not own. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no additional cost securities identical to those sold short). While the Fund has reserved the right to make short sales "against the box," the Advisor has no present intention of engaging in such transactions at this time or during the coming year; and

5.       Purchase  foreign  securities  other than those traded on domestic U.S.
         exchanges.

Percentage restrictions stated as an investment policy or investment limitation apply at the time of investment; if a later increase or decrease in percentage beyond the specified limits results from a change in securities values or total assets, it will not be considered a violation.

                             PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.

The annualized portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover of the Fund may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Fund to receive favorable tax treatment. Portfolio turnover will not be a limiting factor in making Fund decisions, and the Fund may engage in short-term trading to achieve its investment objectives.

Purchases  of money  market  instruments  by the Fund  are  made  from  dealers, underwriters and issuers. The Fund currently does not expect to incur any brokerage commission expense on such transactions because money market instruments are generally traded on a "net" basis by a dealer acting as principal for its own account without a stated commission. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid.

Transactions on U.S. stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions in the over-the-counter market are generally on a net basis (i.e., without commission) through dealers, or otherwise involve transactions directly with the issuer of an instrument. The Fund's fixed income portfolio transactions will normally be principal transactions executed in over-the-counter markets and will be executed on a "net" basis, which may include a dealer markup. With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with other than a primary market maker.

The Fund may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund's interest.

In executing Fund transactions and selecting brokers or dealers, the Advisor will seek to obtain the best overall terms available for the Fund. In assessing the best overall terms available for any transaction, the Advisor shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The sale of Fund shares may be considered when determining the firms that are to execute brokerage transactions for the Fund. In addition, the Advisor is authorized to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable by the Fund. The Trustees will periodically review any commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised by the Advisor. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of securities transactions effected for such other account or investment company.

The Fund may also enter into brokerage/service arrangements pursuant to which selected brokers executing portfolio transactions for the Fund may pay a portion of the Fund's operating expenses. For the fiscal year ended February 29, 2000, the Fund participated in brokerage/service arrangements with Instinet Corporation and Standard & Poors Securities, Inc., both of New York, New York. During such year the firms received $7,814 and $22,544, respectively, in brokerage commissions from the Fund and paid $17,326 of the Fund's operating expenses. There can be no assurance that such arrangements will occur now or in the future.

The Advisor may also utilize a brokerage firm affiliated with the Trust or the Advisor if it believes it can obtain the best execution of transactions from such broker although the Advisor has not utilized such a broker since the Fund's inception. The Fund will not execute portfolio transactions through, acquire securities issued by, make savings deposits in or enter into repurchase agreements with the Advisor or an affiliated person of the Advisor (as such term is defined in the 1940 Act) acting as principal, except to the extent permitted by the Securities and Exchange Commission ("SEC"). In addition, the Fund will not purchase securities during the existence of any underwriting or selling group relating thereto of which the Advisor, or an affiliated person of the Advisor, is a member, except to the extent permitted by the SEC. Under certain circumstances, the Fund may be at a disadvantage because of these limitations in comparison with other investment companies that have similar investment objectives but are not subject to such limitations.

Investment decisions for the Fund will be made independently from those for any other series of the Trust, if any, and for any other investment companies and accounts advised or managed by the Advisor. Such other investment companies and accounts may also invest in the same securities as the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or accounts in executing transactions. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund.

For the fiscal years ended February 28, 2001, February 29, 2000 and February 28, 1999, the Fund paid brokerage commissions of $46,790, $17,812 and $23,665, respectively; none of which was paid to the Distributor. The substantial increase in brokerage commissions paid for the fiscal year ended February 28, 2001 from the previous fiscal year was primarily due to increased trading resulting from growth in the Fund's total assets.

                                 NET ASSET VALUE

The net asset value per share of the Fund is calculated separately by adding the value of the Fund's securities and other assets belonging to the Fund, subtracting the liabilities charged to the Fund, and dividing the result by the number of outstanding shares. "Assets belonging to" the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular investment Fund. Assets belonging to the Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Trustees. Subject to the provisions of the Amended and Restated Declaration of Trust, determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund are conclusive.

The net asset value per share of the Fund is determined at the time normal trading closes on the New York Stock Exchange ("NYSE"), currently 4:00 p.m., Eastern time, Monday through Friday, except on business holidays when the NYSE is closed. The NYSE generally recognizes the following holidays: New Year's Day, Martin Luther King, Jr.'s Birthday, President's Day, Good Friday, Memorial Day, Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the Fund's net asset value will not be determined.

The Fund has entered into brokerage/service arrangements with certain brokers who paid a portion of the Fund's expenses for the fiscal year ended February 28, 2001. These arrangements have been reviewed by the Trustees, subject to the provisions and guidelines as clearly outlined in the securities laws and legal precedent of the United States. There can be no assurance that the Fund's brokerage/service arrangements will continue in the future.

For the fiscal year ended February 28, 2001, the net expenses of the Fund (after expense reductions of $17,326 paid brokers pursuant to the brokerage/service arrangement with the Fund and waiver of $68,927 of investment advisory fees) were $194,432 (1.25% of the average daily net assets of the Fund). For the fiscal year ended February 29, 2000, the net expenses of the Fund (after expense reductions of $5,446 paid brokers pursuant to the brokerage/service arrangement with the Fund, waiver of $69,737 of investment advisory fees, and waiver of $13,221 of administration fees) were $92,619 (1.15% of the average daily net assets of the Fund). For the fiscal year ended February 28, 1999, the net expenses of the Fund (after expense reductions of $3,595 paid by a broker pursuant to the brokerage/service arrangement with the Fund, waiver of $61,632 of investment advisory fees, and waiver of $17,122 of administration fees) were $85,702 (1.39% of the average daily net assets of the Fund).


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Purchases. Shares of the Fund are offered and sold on a continuous basis and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Fund. Selling dealers have the responsibility of transmitting orders promptly to the Fund. The public offering price of shares of the Fund equals net asset value. See "Investing in the Fund" in the Prospectus.

Redemptions. Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. The Fund may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.

In addition to the situations described in the Prospectus under "Investing in the Fund - Redeeming Your Shares," the Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Prospectus from time to time.


                            DESCRIPTION OF THE TRUST

The Trust is an unincorporated business trust organized under Massachusetts law on August 12, 1992. The Trust's Amended and Restated Declaration of Trust authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series. The Declaration of Trust currently provides for the shares of three series, as follows: the Fund, The Chesapeake Growth Fund, and The Chesapeake Aggressive Growth Fund, all managed by the Advisor. The shares of the Fund and The Chesapeake Aggressive Growth Fund are all of one class; the shares of The Chesapeake Growth Fund are divided into three classes (Institutional Shares, Super-Institutional Shares, and Class A Investor Shares). The number of shares of each series shall be unlimited. The Trust does not intend to issue share certificates.

In the event of a liquidation or dissolution of the Trust or an individual series, such as the Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series. Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder. If there are any assets, income, earnings, proceeds, funds or payments, that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.

Shareholders of all of the series of the Trust, including the Fund, will vote together and not separately on a series-by-series or class-by-class basis, except as otherwise required by law or when the Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, the Rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class. Rights of holders cannot be modified by less than a majority vote.

When used in the Prospectus or this SAI, a "majority" of shareholders means the vote of the lesser of (1) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Trust or the applicable series or class.

When issued for payment as described in the Prospectus and this SAI, shares of the Fund will be fully paid and non-assessable.

The Amended and Restated Declaration of Trust provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Amended and Restated Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

                     ADDITIONAL INFORMATION CONCERNING TAXES

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

Each series of the Trust, including the Fund, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended, and intends to qualify or remain qualified as a regulated investment company. In order to so qualify, each series must elect to be a regulated investment company or have made such an election for a previous year and must satisfy, in addition to the distribution requirement described in the Prospectus, certain requirements with respect to the source of its income for a taxable year. At least 90% of the gross income of each series must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the series' business of investing in such stock, securities or currencies. Any income derived by a series from a partnership or trust is treated as derived with respect to the series' business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the series in the same manner as by the partnership or trust.

An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year. In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the investment company nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the investment company's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer. The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

Each series of the Trust, including the Fund, will designate any distribution of long-term capital gains as a capital gain dividend in a written notice mailed to shareholders within 60 days after the close of the series' taxable year. Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each series of the Trust, including the Fund, intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a series does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as ordinary income to shareholders to the extent of the series' current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

Each series of the Trust, including the Fund, will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or 31% of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

Dividends paid by the Fund derived from net investment income or net short-term capital gains are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Long-term capital gains distributions, if any, are taxable as long-term capital gains, whether received in cash or reinvested in additional shares, regardless of how long Fund shares have been held.

The Fund will send shareholders information each year on the tax status of dividends and disbursements. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or shares and no matter how long you have held Fund shares, even if they reduce the net asset value of shares below your cost and thus, in effect, result in a return of a part of your investment.

                             MANAGEMENT OF THE FUND

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. This section of the SAI provides information about the persons who serve as Trustees and Officers to the Trust and Fund, respectively, as well as the entities that provide services to the Fund.

Trustees and Officers. The Trustees and executive officers of the Trust, their addresses and ages, and their principal occupations for the last five years are as follows:

------------------------------------------ ----------------------- ------------------------------------------------
Name, Address, and Age*                         Position(s) with               Principal Occupation(s)
                                                 The Fund/Trust                  During Past 5 Years
------------------------------------------ ----------------------- ------------------------------------------------
Jack E. Brinson, 69                                 Trustee        Retired; Independent Trustee - Nottingham
1105 Panola Street                                                 Investment Trust II, New Providence Investment
Tarboro, North Carolina                                            Trust, and Hillman Capital Management Investment
                                                                   Trust, Rocky Mount, North Carolina;
                                                                   Previously, President, Brinson Investment Co.
                                                                     (personal investments) and
                                                                   President, Brinson Chevrolet, Inc.
                                                                     (auto dealership), Tarboro, North Carolina
------------------------------------------ ----------------------- -----------------------------------------------
W. Whitfield Gardner, 38                          Trustee**        Chairman and Chief Executive Officer
Chief Executive Officer                           Chief Executive  Gardner Lewis Asset Management
The Chesapeake Funds                              Officer            (Advisor to the Chesapeake Funds)
285 Wilmington-West Chester Pike                                   Chadds Ford, Pennsylvania
Chadds Ford, Pennsylvania  19317
------------------------------------------ ----------------------- -----------------------------------------------
Stephen J. Kneeley, 38                            Trustee          Chief Operating Officer
1235 Westlakes Drive                                               Turner Investment Partners
Suite 350                                                            (investment manager)
Berwyn, Pennsylvania  19312                                        Berwyn, Pennsylvania
------------------------------------------ ----------------------- -----------------------------------------------
John L. Lewis, IV, 37                             President        President
The Chesapeake Funds                                               Gardner Lewis Asset Management
285 Wilmington-West Chester Pike                                      (Advisor to the Chesapeake Funds)
Chadds Ford, Pennsylvania  19317                                   Chadds Ford, Pennsylvania
------------------------------------------ ----------------------- -----------------------------------------------
C. Frank Watson, III, 30                     Secretary             President
116 South Franklin Street                    Assistant Treasurer   The Nottingham Company
Rocky Mount, North Carolina 27802                                     (Administrator to the Fund)
                                                                   Rocky Mount, North Carolina
------------------------------------------ ----------------------- -----------------------------------------------
Julian G. Winters, 32                        Treasurer             Legal and Compliance Director
116 South Franklin Street                    Assistant Secretary   The Nottingham Company
Rocky Mount, North Carolina 27802                                     (Administrator to the Fund)
                                                                   Rocky Mount, North Carolina
------------------------------------------ ----------------------- -----------------------------------------------
William D. Zantzinger, 3                      Vice President       Director of Trading
The Chesapeake Funds                                               Gardner Lewis Asset Management
285 Wilmington-West Chester Pike                                      (Advisor to the Chesapeake Funds)
Chadds Ford, Pennsylvania  19317                                   Chadds Ford, Pennsylvania
------------------------------------------ ----------------------- -----------------------------------------------
    *  As of June 28, 2001.
    ** Indicates  that  Trustee  is an  "interested  person"  of the  Trust for purposes of the 1940 Act.

Compensation. The officers of the Trust will not receive compensation from the Trust for performing the duties of their offices. Each Trustee who is not an "interested person" of the Trust receives a fee of $7,500 each year, plus $400 per series of the Trust per meeting attended in person or $150 per series of the Trust per meeting attended by telephone. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings.


                                             Compensation Table*

                                                    Pension                                        Total
                                                  Retirement                                   Compensation
                           Aggregate               Benefits              Estimated               from the
                         Compensation             Accrued As              Annual                   Trust
                           from the              Part of Fund          Benefits Upon              Paid to
Name of Trustee              Fund                  Expenses             Retirement              Trustees**
---------------              ----                  --------             ----------              --------
Jack E. Brinson             $3,600                   None                  None                   $10,800
W. Whitfield Gardner         None                    None                  None                    None
Stephen J. Kneeley          $3,600                   None                  None                   $10,800

*   Figures are for the fiscal year ended February 28, 2001.
** Each of the Trustees serves as a Trustee to the three funds of the Trust, including the Fund.


Principal Holders of Voting Securities. As of June 11, 2001, the Trustees and Officers of the Trust as a group owned beneficially (i.e., had voting and/or investment power) 2.522% of the then outstanding shares of the Fund. On the same date the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of the Fund. Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of the Fund as of June 11, 2001.

   Name and Address of                Amount and Nature of           Percent
   Beneficial Owner                   Beneficial Ownership*          of Fund
   ----------------                   ---------------------          -------

Joseph Garner Scott                    257,400.257 shares            16.273%
P.O. Box 3079
West Columbia, SC  29171

Shoreline Properties LP                206,318.658 shares            13.044%
Shoreline Management LLC
P.O. Box 329
Jackson, MS  39205

Equitable Trust Company                177,472.774 shares            11.220%
511 Union Street
Suite 800
Nashville, TN  37219

Arrowhead Properties                   117,631.017 shares             7.437%
P.O. Box 6100
Ridgeland, MS  39158

SEMA & Co.                             113,000.000 shares             7.144%
95400141
12E. 49th Street, 41st Floor
New York, NY  10017

Gail Hederman Wallace                   94,108.323 shares             5.950%
P.O. Box 6100
Ridgeland, MS  39158

H. Henry Hederman Trust                 91,109.445 shares             5.760%
FBO Gail Hederman Wallace
U/A 12-31-75
P.O. Box 6100
Ridgeland, MS  39158

H. Henry Hederman                       81,402.133 shares             5.146%
P.O. Box 6100
Ridgeland, MS  39158

    * The shares indicated are believed by the Fund to be owned both of record and beneficially.

Investment Advisor. Information about Gardner Lewis Asset Management, Chadds Ford, Pennsylvania and its duties and compensation as advisor is contained in the Prospectus. The Advisor supervises the Fund's investments pursuant to an Investment Advisory Agreement ("Advisory Agreement"). The Advisory Agreement is currently effective for a one-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Fund's outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party. The Advisory Agreement is terminable without penalty on 60-days' notice by the Trustees or by vote of a majority of the outstanding voting securities of the Fund. The Advisory Agreement provides that it will terminate automatically in the event of its assignment.

The Advisor manages the Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Trustees. The Advisor is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities. The portfolio managers for the Fund are W. Whitfield Gardner and John L. Lewis IV. Both are principals of the Advisor. The Trust and the Advisor each have adopted a code of ethics that permits its personnel, subject to such respective code of ethics, to invest in securities, including securities that may be purchased or held by the Fund. The Advisor's code of ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Advisor. In that regard, portfolio managers and other investment personnel of the Advisor must report their personal securities transactions and holdings, which are reviewed for compliance with the code of ethics. Portfolio managers and other investment personnel who comply with the code of ethics' procedures may be permitted to purchase, sell or hold securities which also may be or are held in a fund(s) they manage or for which they otherwise provide investment advice.

The Advisor is entitled to a monthly management fee equal to an annual rate of 1.00% of the average daily net asset value of the Fund. For the fiscal year ended February 28, 2001, the Advisor received its fee in the amount of $86,936 after voluntarily waiving a portion of its fee in the amount of $68,927. For the fiscal year ended February 29, 2000, the Advisor received its fee in the amount of $10,891 after voluntarily waiving a portion of its fee in the amount of $69,737. For the fiscal year ended February 28, 1999, the Advisor voluntarily waived its fee in the amount of $61,632 and voluntarily reimbursed a portion of the Fund's operating expenses in the amount of $3,595.

Under the Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of such Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in the performance of its duties or from its reckless disregard of its duties and obligations under the Agreement.

Administrator. The Trust has entered into a Fund Accounting and Compliance Administration Agreement with The Nottingham Company, Inc. ("Administrator"), 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069, pursuant to which the Administrator receives a fund administration fee at the annual rate of 0.075% of the average daily net assets of the Fund, plus an annual fee of $12,500 per class of shares. In addition, the Administrator receives a base monthly fund accounting fee of $2,250 for each class of shares and an annual asset based fee of 0.01% of the net assets of the Fund for fund accounting and recordkeeping services of the Fund. The Administrator also charges the Fund for certain costs involved with the daily valuation of investment securities and is reimbursed for out-of-pocket expenses. For services to the Fund for the fiscal year ended February 28, 2001, the Administrator received $11,690 in fund administration fees. For services to the Fund for the fiscal years ended February 29, 2000 and February 28, 1999, the Administrator received $5,343 (after waivers of $13,221) and $9,000 (after waivers of $17,122), respectively, in fund administration fees. For the same years, the Administrator received fund accounting fees of $22,905, $21,000, and $21,000, respectively.

The Administrator performs the following services for the Fund: (1) coordinates with the custodian and monitors the services it provides to the Fund; (2) coordinates with and monitors any other third parties furnishing services to the Fund; (3) provides the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions for the Fund; (4) supervises the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law; (5) assists the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law; (6) prepares and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law; (7) prepares and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (8) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of Fund expenses and instruct the Custodian to issue checks in payment thereof; and (9) takes such other action with respect to the Fund as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Fund.

Transfer Agent. The Trust has also entered into a Dividend Disbursing and Transfer Agent Agreement with NC Shareholder Services, LLC ("Transfer Agent"), a North Carolina limited liability company, 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365 to serve as transfer, dividend paying, and shareholder servicing agent for the Fund. For its services, the Transfer Agent receives a shareholder servicing fee of $15 per shareholder per year, with a minimum fee of $1,500 per month per class and a minimum fee of $750 per month for each additional class of shares. For the fiscal year ended
February 28, 2001, the Transfer Agent received $11,250 in such shareholder servicing fees. For the fiscal year ended February 29, 2000, the Transfer Agent received $9,000 in such shareholder servicing fees. Prior to March 1, 1999, the Transfer Agent was compensated by the Administrator for its services to the Fund.

Distributor. Capital Investment Group, Inc. ("Distributor"), Post Office Box 32249, Raleigh, North Carolina 27622, acts as an underwriter and distributor of the Fund's shares for the purpose of facilitating the registration of shares of the Fund under state securities laws and to assist in sales of Fund shares pursuant to a Distribution Agreement ("Distribution Agreement") approved by the Trustees.

In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states which the Fund shall from time to time identify to the Distributor as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Fund.

The Distributor is a broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc.

The Distribution Agreement may be terminated by either party upon 60-days' prior written notice to the other party.

Custodian. First Union National Bank ("Custodian"), 123 South Broad Street, Institutional Custody-PA4942, Philadelphia, Pennsylvania 19109, serves as custodian for the Fund's assets. The Custodian acts as the depository for the Fund, safekeeps its portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Fund's request and maintains records in connection with its duties as Custodian. For its services as Custodian, the Custodian is entitled to receive from the Fund an annual fee based on the average net assets of the Fund held by the Custodian plus additional out of pocket and transaction expenses incurred by the Fund.

Independent Auditors. Deloitte & Touche LLP, Two World Financial Center, New York, New York 10281, serves as independent auditors for the Fund, audits the annual financial statements of the Fund, prepares the Fund's federal and state tax returns, and consults with the Fund on matters of accounting and federal and state income taxation. A copy of the most recent annual report of the Fund will accompany this SAI whenever it is requested by a shareholder or prospective investor.

Legal Counsel. Parker, Poe, Adams & Bernstein L.L.P., Charlotte, North Carolina, serves as legal counsel to the Trust and the Fund and Wilmer, Cutler & Pickering, Washington, District of Columbia, serves as legal counsel to the Independent Trustees.

Code of Ethics. The Trust and the Advisor each have adopted a code of ethics, as required by applicable law, which is designed to prevent affiliated persons of the Trust and the Advisor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities.

                          SPECIAL SHAREHOLDER SERVICES

The Fund offers the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date. As stated in the Prospectus, share certificates are not issued.

Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investment in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Systematic Withdrawal Plan. Shareholders owning shares with a value of $25,000 or more may establish a systematic withdrawal plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $250 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December) in order to make the payments requested. The Fund has the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire). Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Prospectus, or available by calling the Fund. If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within 7 days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Redeeming Your Shares - Signature Guarantees" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed.
No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The systematic withdrawal plan may be terminated at any time by the Fund upon sixty days written notice or by a shareholder upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-800-430-3863, or by writing to:

                         The Chesapeake Core Growth Fund
                            116 South Franklin Street
                              Post Office Box 4365
                     Rocky Mount, North Carolina 27803-0365

Purchases in Kind. The Fund may accept securities in lieu of cash in payment for the purchase of shares in the Fund. The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Fund, the marketability of such securities, and other factors that the Advisor may deem appropriate. If accepted, the securities will be valued using the same criteria and methods as described in "How Shares are Valued" in the Prospectus.

Redemptions in Kind. The Fund does not intend, under normal circumstances, to redeem its securities by payment in kind. It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Fund to pay for all redemptions in cash. In such case, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving them would incur brokerage costs when these securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund committed itself to pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any ninety-day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.

Transfer of Registration. To transfer shares to another owner, send a written request to the Fund at the address shown herein. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (See the Prospectus under the heading "Signature Guarantees"); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

                      ADDITIONAL INFORMATION ON PERFORMANCE

From time to time, the total return of the Fund may be quoted in advertisements, sales literature, shareholder reports or other communications to shareholders. The Fund computes the "average annual total return" of the Fund by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by determining the ending redeemable value of a hypothetical $1,000 initial payment. This calculation is as follows:

                 P(1+T)n = ERV

       Where:    T =       average annual total return.
                 ERV =     ending  redeemable  value  at the end of the
                           period  covered  by  the  computation  of  a
                           hypothetical  $1,000  payment  made  at  the
                           beginning of the period.
                 P =       hypothetical initial payment of $1,000
                 n =       period    covered   by   the    computation,
                           expressed in terms of years.

The Fund may also compute the aggregate total return of the Fund, which is calculated in a similar manner, except that the results are not annualized.

The calculation of average annual total return and aggregate total return assume an initial $1,000 investment and that there is a reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. These performance quotations should not be considered representative of the Fund's performance for any specified period in the future.

The average annual returns of the Fund for the fiscal year ended February 28, 2001, the three-year period ended February 28, 2001, and since inception (September 29, 1997) through February 28, 2001 are (12.37)%, 19.96%, and 19.83, respectively. The cumulative total return of the Fund since inception through February 28, 2001, is 85.64%. Past performance is not a guarantee of future results. Cumulative total return is calculated in a similar manner to average annual total return, except that the return is aggregated, rather than annualized.

The Fund's performance may be compared in advertisements, sales literature, shareholder reports, and other communications to the performance of other mutual funds having similar objectives or to standardized indices or other measures of investment performance. In particular, the Fund may compare its performance to the S&P 500 Total Return Index and the NASDAQ Industrials Index, which are generally considered to be representative of the performance of unmanaged common stocks that are publicly traded in the United States securities markets. Comparative performance may also be expressed by reference to a ranking prepared by a mutual fund monitoring service or by one or more newspapers, newsletters or financial periodicals. The Fund may also occasionally cite statistics to reflect its volatility and risk. The Fund may also compare its performance to other published reports of the performance of unmanaged portfolios of companies. The performance of such unmanaged portfolios generally does not reflect the effects of dividends or dividend reinvestment. Of course, there can be no assurance that the Fund will experience the same results. Performance comparisons may be useful to investors who wish to compare the Fund's past performance to that of other mutual funds and investment products. Of course, past performance is not a guarantee of future results.

The Fund's performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of total return as described above.

As indicated, from time to time, the Fund may advertise its performance compared to similar funds or portfolios using certain indices, reporting services, and financial publications. These may include the following:

o Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time.

o Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Investors may use such indices in addition to the Fund's Prospectus to obtain a more complete view of the Fund's performance before investing. Of course, when comparing the Fund's performance to any index, factors such as composition of the index and prevailing market conditions should be considered in assessing the significance of such comparisons. When comparing funds using reporting services, or total return, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price. Advertisements and other sales literature for the Fund may quote total returns that are calculated on non-standardized base periods. The total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.

From time to time the Fund may include in advertisements and other communications information, charts, and illustrations relating to inflation and the effects of inflation on the dollar, including the purchasing power of the dollar at various rates of inflation. The Fund may also disclose from time to time information about its portfolio allocation and holdings at a particular date (including ratings of securities assigned by independent rating services such as S&P and Moody's). The Fund may also depict the historical performance of the securities in which the Fund may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments, performance indices of those investments, or economic indicators. The Fund may also include in advertisements and in materials furnished to present and prospective shareholders statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as saving for retirement, children's education, or other future needs.


                              FINANCIAL STATEMENTS

The audited  financial  statements  for the fiscal year ended February 28, 2001,
including   the  financial   highlights   appearing  in  the  Annual  Report  to
shareholders, are incorporated by reference and made a part of this document.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

The Fund will normally be at least 90% invested in equities. As a temporary defensive position, however, the Fund may invest up to 100% of its assets in investment grade bonds, U.S. government securities, repurchase agreements, or money market instruments ("Investment-Grade Debt Securities"). When the Fund invests in Investment-Grade Debt Securities as a temporary defensive measure, it is not pursuing its investment objective. Under normal circumstances, however, the Fund may invest in money market or repurchase agreement instruments as described in the SAI. The various ratings used by the nationally recognized securities rating services are described below.

A rating by a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, the Advisor believes that the quality of fixed income securities in which the Fund may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating is evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

Standard & Poor's Ratings Services. The following summarizes the highest four ratings used by Standard & Poor's Ratings Services ("S&P") for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

       AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.

       AA - Debt rated AA differs from AAA issues only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

       A - Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

       BBB - Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Bonds rated BB, B, CCC, CC and C are not considered by the Advisor to be Investment-Grade Debt Securities and are regarded, on balance, as having significant speculative characteristics with respect to the obligor's capacity to meet its financial commitment on the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

The rating SP-1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation. The rating SP-2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Moody's Investors Service, Inc. The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

       Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

       Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

       A - Debt that is rated A possesses many favorable investment attributes and is to be considered as an upper medium-grade obligation. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

       Baa - Debt that is rated Baa is considered as a medium grade obligation, i.e., it is neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such debt lacks outstanding investment characteristics and in fact has speculative characteristics as well.

Moody's applies numerical modifiers (l, 2 and 3) with respect to bonds rated Aa, A and Baa. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. Bonds which are rated Ba, B, Caa, Ca or C by Moody's are not considered "Investment-Grade Debt Securities" by the Advisor. Bonds rated Ba are judged to have speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments often may be very moderate and not well safeguarded.

Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the security over any long period for time may be small. Bonds which are rated Caa are of poor standing. Such securities may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or supporting institutions) are considered to have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well established access to a range of financial markets and assured sources of alternative liquidity. Issuers rated Prime-2 (or supporting institutions) are considered to have a strong ability for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings' trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated may be more affected by external conditions. Ample alternate liquidity is maintained.

The following summarizes the two highest ratings used by Moody's for short-term notes and variable rate demand obligations:

       MIG-l; VMIG-l - Obligations bearing these designations are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

       MIG-2; VMIG-2 - Obligations bearing these designations are of a high quality with ample margins of protection.

Duff & Phelps Credit Rating Co. The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds which are deemed to be "Investment-Grade Debt Securities" by the Advisor:

       AAA - Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

       AA - Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

       A - Bonds rated A have average but adequate protection factors. The risk factors are more variable and greater in periods of economic stress.

       BBB - Bonds rated BBB have below-average protection factors but are still considered sufficient for prudent investment. There is considerable variability in risk during economic cycles.

Bonds rated BB, B and CCC by D&P are not considered Investment-Grade Debt Securities and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The rating Duff l is the highest rating assigned by D&P for short-term debt, including commercial paper. D&P employs three designations, Duff l+, Duff 1 and Duff 1- within the highest rating category. Duff l+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. Duff 1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Fitch Investors Service, Inc. The following summarizes the highest four ratings used by Fitch Investors Service, Inc. ("Fitch") for bonds which are deemed to be Investment-Grade Debt Securities by the Advisor:

       AAA - Bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

       AA - Bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

       A - Bonds that are rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

       BBB - Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within a rating category. A "ratings outlook" is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative". The absence of a designation indicates a stable outlook.

Bonds rated BB, B and CCC by Fitch are not considered Investment-Grade Debt Securities and are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and make principal payments in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation.

The following summarizes the two highest ratings used by Fitch for short-term notes, municipal notes, variable rate demand instruments and commercial paper:

       F-1+ - Instruments assigned this rating are regarded as having the strongest degree of assurance for timely payment.

       F-1 - Instruments assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

The term symbol "LOC" indicates that the rating is based on a letter of credit issued by a commercial bank.

________________________________________________________________________________



                         THE CHESAPEAKE CORE GROWTH FUND


________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust






                              Quarterly Fund Update

                       FOR THE PERIOD ENDED MARCH 31, 2001






                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                         THE CHESAPEAKE CORE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863


This report is submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor the fund's distributor is a bank.

For more information about The Chesapeake Core Growth Fund, including charges and expenses, call the fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

                       __________________________________

                              THE CHESAPEAKE FUNDS
                       __________________________________



                                  April 2, 2001


Dear Shareholder:

         We close the first quarter with a loss of 9.2%. This compares to losses of 11.9% and 6.5% for the S&P 500 and Russell 2000. It was the Dow's worst first quarter in 24 years. Once again the Nasdaq's loss of 25.5% led the way down, highlighting the degree to which growth stocks have been abandoned by investors. According to Morningstar, the average Large Cap mutual fund was down 13% this quarter, while the average Large Cap Growth mutual fund was down 20%.

         This market has been hostile, indiscriminant, and taxing. Investing over the past year has been more difficult than at almost any other time in modern history. Having said this, we take no comfort in our relative performance when our results are negative, for we invest with the sole expectation of profit. As such, we are more resolved than ever to seek out returns for our clients, regardless of the market's sentiment.

         Despite our expecting otherwise, the market has continued the downhill slide it began over one year ago. Simply put, we thought that Fed action on interest rates and efforts in Washington to put together some form of stimulus package would cause investors to look beyond current economic slowness toward the recovery that would ensue. Instead, investor focus has been on the here and now. This has resulted in a continued sell-off that has given investors little time to exhale and, therefore, put incredible pressure on their psyche. Their plight can be likened to that of an underpowered prizefighter in the late rounds. The most significant difference is the fact that a prizefight has a predetermined end. The market's constant beating has created a behavior pattern that in turn appears to us to have exaggerated the circumstance.

         The economy in general is better than the market would have us believe. By and large, business fundamentals are sound and in most of the sectors where there is weakness it is due to the normal economic cycle. There are those spots, however, where the slowdown has been far more pronounced than we had anticipated. Telecom would be the most significant. Here, inventory builds will take more time to work through and the capital necessary to deploy new systems will be harder to secure.

         In the past two months many have predicted our country's economic demise, suggesting that the unprecedented advances we have witnessed over the past decade were more hype than reality and, therefore, the demand for many products and services will all but end. Article after article has been written about the perils of technology investing and the rational for avoiding it. And, study after study has been published to prove that the market has even further to fall.

         All of this is similar, except in its opposite conclusion, to discussions that were had, articles that were written, and studies that were published just twelve months ago. Then the economy would grow at historic rates for longer than ever before imaginable; technology would allow this to happen; and most valuation methodologies were not thought meaningful because they were not able to properly discount a ten-year earnings stream.

         It is the last point that deserves the most attention. For, just as sentiment caused investors to look too far out just twelve months ago, it is causing them to look too close in today. And it is this, in a nutshell, which has created the opportunity before us. Companies should be valued based on their three-to-five year earnings prospects, rather than their prospects for ten years or their prospects for ten months. This point becomes even more critical in times of economic compression, because a company's longer-term prospects may be masked by a shorter-term softening in demand. We think this is the case today.

         Some of the companies with whom we speak have been hard hit by this economic slowing. Others are simply taking a cautious approach to the current environment by curtailing capital spending and decreasing inventory builds. A slowing economic environment certainly manifests itself in a decrease in corporate earnings. But the question is, should these near-term earnings be used as the baseline from which to evaluate stocks? Our answer is that in many cases they should not.

         We believe that long-term investing results are derived through capitalizing on opportunity created by inefficient pricing of stock. Inefficiency is most often created by a lack of understanding of a company's prospects or a preoccupation with other issues. In this market environment, we think both phenomena exist. Our presumption of course is that the economy will right itself. This presumption is based in the belief that at its root, the economy is sound, and that most investment spending in recent years occurred on Main Street, not in the dot-coms, and that it will prove to be productive.

         We do think that the Fed could have reacted more quickly. We also wish Washington would deliver a rapid response stimulus package. We hear arguments discounting the impact of both courses of action, but disagree that they would not be effective, because we believe that a change in investor psychology is currently as important as anything else. Most of our companies have proprietary products and services and are less susceptible to macroeconomic change. But they, like many others, are being cautious or are affected by others being cautious, as everyone awaits signs of a change in psychology that will compel businesses to resume greater growth initiatives. For companies, this strategy may be sound, but for investors, such an approach is not possible. For, well before the dust is clear, Wall Street will have anticipated positive change and those stocks deserving will be well off their bottoms. This point becomes even more relevant when one looks at the magnitude of idle cash on the sidelines attempting to capitalize on a market bottom.

         The point is that successful market timing is next to impossible. In fact, we do not know of anyone who has been successful at it for an extended period of time. This market may bottom in a V-shaped pattern, a U-shaped pattern, or an L-shaped pattern. That bottom may be in front of us. It may already be behind us. But, whatever pattern results will be inconsequential a few years from now. For then, it will be the success of individual companies that will have determined the success of investors' portfolios. To that end, current research depth is essential because each and every kernel of information discovered could ultimately provide for greater return. Knowing this, our research team, which logs thousands of calls each year, increased its company contacts this quarter by 21% over last. This increased dialogue with managements, customers, competitors, and suppliers is intended to ensure the greatest depth of knowledge we can gather, given the challenges we have been facing and the opportunity that lies ahead. For, we know that our clients will benefit if we dedicate our time to picking good stocks.

Sincerely,



/s/ W. Whitfield Gardner                /s/ John L. Lewis, IV

W. Whitfield Gardner                    John L. Lewis, IV



















The Chesapeake Core Growth Fund's inception was September 29, 1997. During part of the period cited above for The Chesapeake Core Growth Fund, the advisor assumed certain expenses and/or waived a portion of its fee. Total return would have been lower absent such assumption or fee waiver. The performance quoted represents past performance and is not a guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares. It is not possible to invest in an index (like the S&P 500 or Russell 2000) which is unmanaged and does not incur fees and charges.

For more information regarding each Fund including charges and expenses, obtain a prospectus by calling the Fund directly at (800) 430-3863 or the Fund's
Advisor at (610) 558-2800. Please read the prospectus carefully before you invest.



   Underwriter and Distributor: Capital Investment Group, Inc.,
                                P.O. Box 69, Rocky Mount, NC 27802
                                Phone 800-430-3863

                 _____________________________________________

                        THE CHESAPEAKE CORE GROWTH FUND
                 _____________________________________________

                                 March 31, 2001


Investment Strategy
--------------------------------------------------------------------------------

The Chesapeake Core Growth Fund seeks capital appreciation through investments in large capitalization growth equities. The cornerstone of the fund's intensive in-house fundamental analysis is in constant contact with the management, customers, competitors, and suppliers of both current and potential investments.


Investment Guidelines
--------------------------------------------------------------------------------

The Fund seeks companies that:

  o are experiencing a rapid growth rate - companies in our portfolio are forecasted to grow their profits in excess of 15% annually;
  o  are selling at a stock price not yet fully reflective of their growth rate;
  o are undergoing a positive change created by new products, managements, distribution strategies or manufacturing technologies;
  o  have a strong balance sheet
  o  are less susceptible to macroeconomic change.


The Largest Industry Groups
--------------------------------------------------------------------------------

Apparel                                     6.2%
Auto Related                                3.7%
Computers & Peripherals                     5.4%
Energy Services                            13.8%
Financial Services                         15.5%
Machinery, Construction & Manufacturing     3.3%
Pharmaceuticals                            10.4%
Semiconductors & Related                    5.3%
Telecommunications                          7.8%
Transportation                              3.7%
All Others                                 24.9%


About The Investment Advisor
--------------------------------------------------------------------------------

Gardner Lewis Asset management serves as investment advisor to the Chesapeake Family of Funds. Overall, through the funds and separately managed accounts, Gardner Lewis invests approximately $2.5 billion in growth equities for both institutions and individuals including some of the top foundations, endowments, and pension plans in the U.S. Gardner Lewis was founded in 1990 and employs a staff of 33. The research team is comprised of 16.

Ten Largest Holdings
--------------------------------------------------------------------------------

1.  Nike, Inc. Class B              3.9%
2.  EMC Corporation                 3.1%
3.  Alza Corp.                      3.0%
4.  Heller Financial                3.0%
5.  Comcast Corp. Class A           2.9%
6.  HCA - The Healthcare Co.        2.9%
7.  Mirant Corp.                    2.9%
8.  Pfizer, Inc.                    2.9%
9.  Verizon Communications          2.8%
10. Amgen                           2.8%


Portfolio Characteristics
--------------------------------------------------------------------------------

Number of Companies                  49
5 Yr. Historical Earnings Growth     11
Earnings Growth - net year           18
P/E Ratio - next year                20
  (Gardner Lewis earnings estimates)


Performance Summary
--------------------------------------------------------------------------------
                                                            Annualized
--------------------------------------------------------------------------------
                                     Quarter           1 Year           Since
                                       End                            Inception
--------------------------------------------------------------------------------
The Chesapeake Core Growth Fund       -9.32%           -14.76%          18.27%
--------------------------------------------------------------------------------

The inception date of the Fund was September 29, 1997. The performance quoted represents past performance and is not a guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell shares.


For more complete information regarding The Fund including charges and expenses, obtain a prospectus by calling the Fund directly at (800) 430-3863 or Gardner Lewis Asset Management, the Investment Advisor at (610) 558-2800. Please read the prospectus carefully before you invest

                  Capital Investment Group, Inc., Distributor
                           Raleigh, NC (800)525-3863


                                            _____________________________________________

                                                   THE CHESAPEAKE CORE GROWTH FUND
                                            _____________________________________________


                                                      PORTFOLIO OF INVESTMENTS
                                                             (unaudited)
                                                           March 31, 2001

------------------------------------------------------------      ----------------------------------------------------------
Quantity        Security                       Market Value       Quantity       Security                      Market Value
============================================================      ==========================================================
     14,500 ADC Telecommunications, Inc.            123,250           15,200 Heller Financial                       534,280
      7,400 AES Corporation                         369,704            8,400 Infineon Technologies ADS              317,940
     12,700 ASM Lithography                         275,431           12,900 Jones Apparel Group, Inc.              487,620
      9,300 Adelphia Communications                 376,650            5,000 Lehman Bros Holdings                   313,500
     13,200 Alza Corp.                              534,600            8,100 Magna International                    374,706
     10,400 American Express                        429,520           13,700 McDonald's Corp.                       363,735
      8,200 Amgen                                   493,537           15,700 Metro-Goldwyn-Mayer, Inc.              269,098
      4,025 BEA Systems, Inc.                       118,234           14,600 Mirant Corp.                           518,300
      6,365 BankAmerica Corp.                       348,484            7,400 Nabors Industries, Inc.                383,616
      7,600 Block, H & R, Inc.                      380,456           17,200 Nike, Inc. Class B                     697,460
      7,400 Boeing Co.                              412,254            7,400 Novellus Systems, Inc.                 300,162
      4,100 Ciena Corp.                             171,175           12,400 Pfizer, Inc.                           507,780
     18,300 Circuit City Stores, Inc.               193,980            9,032 Pharmacia Corp.                        454,942
     10,466 Citigroup Inc.                          470,761            7,400 St. Jude Medical, Inc.                 398,490
     12,400 Comcast Corp. Class A                   520,025            8,700 St. Paul Companies                     383,235
     17,700 Compaq Computer Corp.                   322,140           10,660 Sun Microsystems, Inc.                 163,844
     30,600 Conseco, Inc.                           492,660            9,800 Target Corp.                           353,584
      7,800 Dynegy, Inc.                            397,878            7,400 Tyco Industries, Inc.                  319,902
     18,780 EMC Corporation                         552,132           13,100 USA Networks, Inc.                     313,581
      4,700 Enron Corporation                       273,070           10,200 Verizon Communications                 502,860
     31,100 Ericsson(LM) Tel-SP ADR                 173,967            5,450 Weatherford International, Inc         268,957
     10,300 Ford Motor                              289,636           10,100 Williams Companies. Inc.               432,785
      7,200 General Electric Co.                    301,392            7,722 Worldcom Inc.                          144,305
     13,800 Goodyear Tire & Rubber                  329,130            3,450 Xilinx Inc.                            121,181
     12,900 HCA - The Healthcare Company            519,483

                                                                             TOTAL EQUITY                        17,795,414

                                                                             CASH EQUIVALENT                      1,310,743

                                                                             TOTAL ASSETS                        19,106,157




________________________________________________________________________________


                         THE CHESAPEAKE CORE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
                and may be distributed to others only if preceded
                     or accompanied by a current prospectus.

________________________________________________________________________________



                         THE CHESAPEAKE CORE GROWTH FUND


________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust






                                  Annual Report


                      FOR THE YEAR ENDED FEBRUARY 28, 2001




                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317



                         THE CHESAPEAKE CORE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the fund nor the fund's distributor is a bank.

For more information about The Chesapeake Core Growth Fund, including charges and expenses, call the fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

                         THE CHESAPEAKE CORE GROWTH FUND

                     Performance Update - $25,000 Investment

       For the period from September 29, 1997 (Commencement of Operations)
                              to February 28, 2001


[Line graph here]:

--------------------------------------------------------------------------------
                  The Chesapeake Core            S&P 500 Total
                      Growth Fund                Return Index
--------------------------------------------------------------------------------
 9/29/97                $25,000                    $25,000
11/30/97                 24,825                     25,123
 2/28/98                 26,872                     27,701
 5/31/98                 27,649                     28,907
 8/31/98                 23,391                     25,458
11/30/98                 28,676                     31,067
 2/28/99                 31,781                     33,168
 5/31/99                 41,198                     34,984
 8/31/99                 34,736                     35,596
11/30/99                 41,998                     37,559
 2/29/00                 52,961                     37,058
 5/31/00                 50,506                     38,650
 8/31/00                 61,660                     41,405
11/30/00                 47,943                     35,974
 2/28/01                 46,410                     34,020


This graph depicts the performance of The Chesapeake Core Growth Fund versus the S&P 500 Total Return Index. It is important to note that The Chesapeake Core Growth Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


                           Average Annual Total Return

             --------------- ---------------- ----------------------
                                                   Since 9/29/97
                 One Year      Three Years       (Commencement of
                                                    Operations)
             --------------- ---------------- ----------------------
                 (12.37)%        19.96 %              19.83 %
             --------------- ---------------- ----------------------


>>   The graph  assumes an initial  $25,000  investment  at  September  29, 1997
     (commencement  of  operations).   All  dividends  and   distributions   are
     reinvested.

>> At February 28, 2001, the value of The Chesapeake Core Growth Fund would have increased to $46,410 - a cumulative total investment return of 85.64% since September 29, 1997.

>> At February 28, 2001, the value of a similar investment in the S&P 500 Total Return Index would have increased to $34,020 - a cumulative total investment return of 36.08% since September 29, 1997.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                       Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 97.26%

      Aerospace & Defense - 2.93%
           The Boeing Company .....................................................                     7,400            $   460,280
                                                                                                                         -----------

      Apparel Manufacturing - 2.52%
      (a)  Jones Apparel Group, Inc. ..............................................                    10,300                395,520
                                                                                                                         -----------

      Auto & Trucks - 2.11%
           Magna International, Inc. ..............................................                     7,600                330,980
                                                                                                                         -----------

      Broadcast - Radio & Television - 2.73%
      (a)  Comcast Corporation ....................................................                     9,900                428,794
                                                                                                                         -----------

      Chemicals - 2.20%
           The Clorox Company .....................................................                     9,600                345,216
                                                                                                                         -----------

      Computers - 6.88%
           Compaq Computer Corporation ............................................                    17,700                357,540
           EMC Corporation ........................................................                    11,580                460,421
      (a)  Extreme Networks, Inc. .................................................                     4,150                 93,829
      (a)  Sun Microsystems, Inc. .................................................                     8,560                170,130
                                                                                                                         -----------
                                                                                                                           1,081,920
                                                                                                                         -----------
      Computer Software & Services - 1.37%
      (a)  BEA Systems, Inc. ......................................................                     3,225                123,759
      (a)  i2 Technologies, Inc. ..................................................                     3,100                 83,313
      (a)  McData Corporation .....................................................                       426                  7,615
                                                                                                                         -----------
                                                                                                                             214,687
                                                                                                                         -----------
      Electrical Equipment - 0.53%
      (a)  Power-One, Inc. ........................................................                     4,700                 83,425
                                                                                                                         -----------

      Electronics - 3.43%
           General Electric Company ...............................................                     7,000                325,500
      (a)  Solectron Corporation ..................................................                     7,850                213,912
                                                                                                                         -----------
                                                                                                                             539,412
                                                                                                                         -----------
      Electronics - Semiconductor - 5.64%
      (a)  ASM Lithography Holdings ...............................................                    10,000                211,875
           Infineon Technologies AG - ADR .........................................                     6,600                216,480
      (a)  Novellus Systems, Inc. .................................................                     9,000                347,625
      (a)  Xilinx, Inc. ...........................................................                     2,850                110,794
                                                                                                                         -----------
                                                                                                                             886,774
                                                                                                                         -----------



                                                                                                                         (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                       Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Entertainment - 3.89%
           Metro-Goldwyn-Mayer Inc. ..................................................                 15,700            $   301,911
           USA Networks, Inc. ........................................................                 13,100                308,669
                                                                                                                         -----------
                                                                                                                             610,580
                                                                                                                         -----------
      Financial - Banks, Money Center - 4.32%
           Bank of America Corporation ...............................................                  5,165                261,866
           Citigroup Inc. ............................................................                  8,466                416,358
                                                                                                                         -----------
                                                                                                                             678,224
                                                                                                                         -----------
      Financial - Commercial - 2.62%
           Heller Financial, Inc. ....................................................                 12,200                412,482
                                                                                                                         -----------

      Financial - Securities Broker - 2.18%
           Lehman Brothers Holdings, Inc. ............................................                  5,000                343,250
                                                                                                                         -----------

      Insurance - Life & Health - 2.73%
      (a)  Conseco, Inc. .............................................................                 30,600                429,012
                                                                                                                         -----------

      Medical - Biotechnology - 3.03%
      (a)  Amgen, Inc. ...............................................................                  6,600                475,611
                                                                                                                         -----------

      Medical - Hospital Management & Services - 2.62%
           HCA - The Healthcare Company ..............................................                 10,400                411,840
                                                                                                                         -----------

      Medical Supplies - 2.11%
           St. Jude Medical, Inc. ....................................................                  5,900                331,108
                                                                                                                         -----------

      Miscellaneous - Manufacturing - 2.57%
           Tyco International Ltd. ...................................................                  7,400                404,410
                                                                                                                         -----------

      Oil & Gas - Domestic - 3.63%
           Enron Corporation .........................................................                  2,800                191,800
           The Williams Companies, Inc. ..............................................                  9,100                379,470
                                                                                                                         -----------
                                                                                                                             571,270
                                                                                                                         -----------
      Oil & Gas - Equipment & Services - 4.11%
      (a)  Nabors Industries, Inc. ...................................................                  7,400                419,580
      (a)  Weatherford International, Inc. ...........................................                  4,350                226,331
                                                                                                                         -----------
                                                                                                                             645,911
                                                                                                                         -----------
      Oil & Gas - International - 3.29%
           Phillips Petroleum Company ................................................                  9,700                517,107
                                                                                                                         -----------



                                                                                                                         (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2001


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                       Shares             (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Pharmaceuticals - 7.88%
      (a)  Alza Corporation ..........................................................                 10,600            $   419,230
           Pfizer, Inc. ..............................................................                  9,900                445,500
           Pharmacia Corporation .....................................................                  7,232                373,894
                                                                                                                         -----------
                                                                                                                           1,238,624
                                                                                                                         -----------
      Retail - General Merchandise - 2.43%
           Target Corporation ........................................................                  9,800                382,200
                                                                                                                         -----------

      Retail - Specialty Line - 1.43%
           Circuit City Stores, Inc. .................................................                 14,800                224,516
                                                                                                                         -----------

      Telecommunications Equipment - 3.87%
      (a)  ADC Telecommunications, Inc. ..............................................                 11,600                129,050
      (a)  CIENA Corporation .........................................................                  3,300                221,719
           L.M. Ericsson Telecommunications Company - ADR ............................                 31,100                257,548
                                                                                                                         -----------
                                                                                                                             608,317
                                                                                                                         -----------
      Tire & Rubber - 2.24%
           The Goodyear Tire & Rubber Company ........................................                 13,800                351,900
                                                                                                                         -----------

      Utilities - Electric - 6.68%
      (a)  The AES Corporation .......................................................                  7,200                388,584
           Dynegy Inc. ...............................................................                  6,300                296,100
           Mirant Corporation ........................................................                 14,600                365,000
                                                                                                                         -----------
                                                                                                                           1,049,684
                                                                                                                         -----------
      Utilities - Telecommunications - 5.29%
           Adelphia Communications Corp. .............................................                  7,500                297,656
           Verizon Communications ....................................................                  8,200                405,900
      (a)  Worldcom, Inc. ............................................................                  7,722                128,378
                                                                                                                         -----------
                                                                                                                             831,934
                                                                                                                         -----------
           Total Common Stocks (Cost $14,214,757) ...........................................................             15,284,988
                                                                                                                         -----------

INVESTMENT COMPANIES - 6.29%

      Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Shares ..........................................                274,398                274,398
      Evergreen Money Market Treasury Institutional Treasury
           Money Market Fund Institutional Shares ....................................                714,882                714,882
                                                                                                                         -----------
           Total Investment Companies (Cost $989,280) .......................................................                989,280
                                                                                                                         -----------



                                                                                                                         (Continued)

                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          February 28, 2001

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                                          (note 1)
------------------------------------------------------------------------------------------------------------------------------------

Total Value of Investments (Cost $15,204,037 (b)) ....................................                103.55 %          $16,274,268
Liabilities In Excess of Other Assets ................................................                 (3.55)%             (557,909)
                                                                                                      ------            -----------
      Net Assets .....................................................................                100.00 %          $15,716,359
                                                                                                      ======            ===========




      (a)  Non-income producing investment.

      (b)  Aggregate cost for federal income tax purposes is $15,323,865.  Unrealized appreciation (depreciation) of investments for federal income tax purposes is as follows:



           Unrealized appreciation .........................................................................            $ 2,409,884
           Unrealized depreciation .........................................................................             (1,459,481)
                                                                                                                        -----------

                       Net unrealized appreciation .........................................................            $   950,403
                                                                                                                        ===========


      The following acronym is used in this portfolio:

           ADR - American Depository Receipt


















See accompanying notes to financial statements


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         February 28, 2001


ASSETS
      Cash ............................................................................................                $      1,447
      Investments, at value (cost $15,204,037) ........................................................                  16,274,268
      Income receivable ...............................................................................                      17,181
      Receivable for investments sold .................................................................                     288,688
      Receivable for fund shares sold .................................................................                      75,000
                                                                                                                       ------------

           Total assets ...............................................................................                  16,656,584
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      20,859
      Payable for investment purchases ................................................................                     919,366
                                                                                                                       ------------

           Total liabilities ..........................................................................                     940,225
                                                                                                                       ------------

NET ASSETS
      (applicable to 1,038,537 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $ 15,716,359
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($15,716,359 / 1,038,537 shares) ................................................................                $      15.13
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 14,940,685
      Accumulated net realized loss on investments ....................................................                    (294,557)
      Net unrealized appreciation on investments ......................................................                   1,070,231
                                                                                                                       ------------
                                                                                                                       $ 15,716,359
                                                                                                                       ============
















See accompanying notes to financial statements


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                    Year ended February 28, 2001


NET INVESTMENT LOSS

      Income
           Dividends ....................................................................................               $   116,117
                                                                                                                        -----------

      Expenses
           Investment advisory fees (note 2) ............................................................                   155,863
           Fund administration fees (note 2) ............................................................                    11,690
           Custody fees .................................................................................                     4,873
           Registration and filing administration fees (note 2) .........................................                     3,184
           Fund accounting fees (note 2) ................................................................                    22,905
           Audit fees ...................................................................................                    17,147
           Legal fees ...................................................................................                    12,536
           Securities pricing fees ......................................................................                     3,810
           Shareholder administration fees (note 2) .....................................................                    12,500
           Shareholder recordkeeping fees ...............................................................                    11,250
           Shareholder servicing expenses ...............................................................                     3,081
           Registration and filing expenses .............................................................                     4,056
           Printing expenses ............................................................................                     3,507
           Trustee fees and meeting expenses ............................................................                     9,283
           Other operating expenses .....................................................................                     5,000
                                                                                                                        -----------

                Total expenses ..........................................................................                   280,685
                                                                                                                        -----------

                Less:
                    Expense reimbursements (note 4) .....................................................                   (17,326)
                    Investment advisory fees waived (note 2) ............................................                   (68,927)
                                                                                                                        -----------

                Net expenses ............................................................................                   194,432
                                                                                                                        -----------

                    Net investment loss .................................................................                   (78,315)
                                                                                                                        -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized gain from investment transactions ....................................................                   926,658
      Decrease in unrealized appreciation on investments ................................................                (3,012,059)
                                                                                                                        -----------

           Net realized and unrealized loss on investments ..............................................                (2,085,401)
                                                                                                                        -----------

                Net decrease in net assets resulting from operations ....................................               $(2,163,716)
                                                                                                                        ===========





See accompanying notes to financial statements


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Year ended           Year ended
                                                                                                  February 28,         February 29,
                                                                                                      2001                 2000
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
          Net investment loss ......................................................               $   (78,315)         $   (39,655)
          Net realized gain from investment transactions ...........................                   926,658            1,466,680
          (Decrease) increase in unrealized appreciation on investments ............                (3,012,059)           3,065,717
                                                                                                   -----------          -----------

              Net (decrease) increase in net assets resulting from operations ......                (2,163,716)           4,492,742
                                                                                                   -----------          -----------

     Distributions to shareholders from
          Net realized gain from investment transactions ...........................                (1,783,227)            (744,241)
                                                                                                   -----------          -----------

     Capital share transactions
          Increase in net assets resulting from capital share transactions (a) .....                 8,121,408            1,743,880
                                                                                                   -----------          -----------

                      Total increase in net assets .................................                 4,174,465            5,492,381

NET ASSETS

     Beginning of period ...........................................................                11,541,894            6,049,513
                                                                                                   -----------          -----------

     End of period .................................................................               $15,716,359          $11,541,894
                                                                                                   ===========          ===========

(a) A summary of capital share activity follows:
                                                        ----------------------------------------------------------------------------
                                                                   Year ended                                Year ended
                                                                February 28, 2001                         February 29, 2000

                                                           Shares                Value               Shares                Value
                                                        ----------------------------------------------------------------------------

Shares sold ............................................     345,346          $ 6,449,131               71,242          $ 1,034,336

Shares issued for reinvestment of distributions ........     105,081            1,783,227               48,484              744,241
                                                         -----------          -----------          -----------          -----------

                                                             450,427            8,232,358              119,726            1,778,577

Shares redeemed ........................................      (6,100)            (110,950)              (2,420)             (34,697)
                                                         -----------          -----------          -----------          -----------

     Net increase ......................................     444,327          $ 8,121,408              117,306          $ 1,743,880
                                                         ===========          ===========          ===========          ===========





See accompanying notes to financial statements


                                                   THE CHESAPEAKE CORE GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)



------------------------------------------------------------------------------------------------------------------------------------
                                                                   Year ended       Year ended       Year ended       Period ended
                                                                  February 28,     February 29,     February 28,      February 28,
                                                                      2001             2000             1999            1998 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ..........................      $ 19.42          $ 12.68          $ 10.72          $ 10.00

     Income from investment operations
       Net investment loss ....................................        (0.08)           (0.07)           (0.07)           (0.01)
       Net realized and unrealized (loss) gain on investments .        (2.10)            8.18             2.03             0.75
                                                                     -------          -------          -------          -------

         Total from investment operations .....................        (2.18)            8.11             1.96             0.74
                                                                     -------          -------          -------          -------

     Distributions to shareholders from
       Distribution in excess of net investment income ........         0.00             0.00             0.00            (0.02)
       Net realized gain from investment transactions .........        (2.11)           (1.37)            0.00             0.00
                                                                     -------          -------          -------          -------

         Total distributions ..................................        (2.11)           (1.37)            0.00            (0.02)
                                                                     -------          -------          -------          -------

Net asset value, end of period ................................      $ 15.13          $ 19.42          $ 12.68          $ 10.72
                                                                     =======          =======          =======          =======

Total return ..................................................       (12.37)%          66.64 %          18.27 %           7.49 %
                                                                     =======          =======          =======          =======

Ratios/supplemental data
     Net assets, end of period (000's) ........................      $15,716          $11,542          $ 6,050          $ 6,048
                                                                     =======          =======          =======          =======

     Ratio of expenses to average net assets
       Before expense reimbursements and waived fees ..........         1.80 %           2.25 %           2.73 %           3.19 %(b)
       After expense reimbursements and waived fees ...........         1.25 %           1.15 %           1.39 %           1.24 %(b)

     Ratio of net investment loss to average net assets
       Before expense reimbursements and waived fees ..........        (1.06)%          (1.59)%          (1.89)%          (2.19)%(b)
       After expense reimbursements and waived fees ...........        (0.50)%          (0.49)%          (0.55)%          (0.24)%(b)

     Portfolio turnover rate ..................................       136.22 %         130.44 %         174.44 %          29.83 %


(a) For the period from September 29, 1997 (Commencement of operations) to February 28, 1998.

(b) Annualized.





See accompanying notes to financial statements


                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2001



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Chesapeake Core Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of the Gardner Lewis Investment Trust (the "Trust"). The Trust is an open-end investment company which was organized in 1992 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, (the "Act"), as amended. The Fund began operations on September 29, 1997. The investment objective of the Fund is to seek capital appreciation through investments in equity securities, consisting primarily of common and preferred stocks and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund:

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                  As a result of the Fund's operating net investment loss, a reclassification adjustment of $78,315 has been made on the statement of assets and liabilities to decrease paid in capital, bringing it to zero, and decrease undistributed net realized gain on investments.

          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund may declare dividends annually on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in November out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending February 28.

                                                                     (Continued)

                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2001



         E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Gardner Lewis Asset Management (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor intends to voluntarily waive all or a portion of its fee. There can be no assurance that the foregoing voluntary fee waiver will continue. The Advisor has voluntarily waived its fee amounting to $68,927 ($0.07 per share) for the fiscal year ended February 28, 2001.

         The Fund's administrator, The Nottingham Company, (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.075% of the Fund's average daily net assets. From March 1, 2000 to December 31, 2000, the Administrator also received a monthly fee of $1,750 for accounting and recordkeeping services. Beginning January 1, 2001, this fee was adjusted to $2,250 per month, plus 0.01% of the annual net assets. The Administrator also charges for certain expenses involved with the daily valuation of portfolio securities.

         NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments other than short-term investments aggregated $26,263,530 and $20,391,666, respectively, for the fiscal year ended February 28, 2001.


NOTE 4 - EXPENSE REDUCTION

         The Advisor has transacted certain portfolio trades with brokers who paid a portion of the Fund's expenses. For the year ended February 28, 2001, the Fund's expenses were reduced by $17,326 under this agreement.


                                                                     (Continued)

                         THE CHESAPEAKE CORE GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                February 28, 2001



NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

         For federal income tax purposes, the Fund must report distributions from net realized gains from investment transactions that represent long-term and short-term capital gains to its shareholders. Of the total $2.11 per share distribution for the year ended February 28, 2001, $1.43 represents long-term capital gains and the remaining $0.68 represents short-term capital gains. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com
                                                                       Deloitte
                                                                       & Touche




INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of Gardner Lewis  Investment  Trust and Shareholders of
   The Chesapeake Core Growth Fund:

We have audited the accompanying statement of assets and liabilities of The Chesapeake Core Growth Fund (a portfolio of Gardner Lewis Investment Trust), including the portfolio of investments, as of February 28, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Chesapeake Core Growth Fund as of February 28, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.



/s/ Deloitte & Touche LLP

New York, New York
March 23, 2001




________
Deloitte
Touche
Tohmatsu
________

________________________________________________________________________________


                         THE CHESAPEAKE CORE GROWTH FUND

________________________________________________________________________________



                 a series of the Gardner Lewis Investment Trust
























                 This Report has been prepared for shareholders
              and may be distributed to others only if preceded or
                      accompanied by a current prospectus.

                                     PART C
                                     ------

                                    FORM N-1A

                                OTHER INFORMATION


ITEM 23. Exhibits

(a)       Amended and Restated Declaration of Trust.^4

(b)       Amended and Restated By-laws.^4

(c)       Not Applicable.

(d)(1) Investment Advisory Agreement for The Chesapeake Aggressive Growth Fund between the Gardner Lewis Investment Trust and Gardner Lewis Asset Management, as Advisor.^1

(d)(2) Investment Advisory Agreement for The Chesapeake Growth Fund between the Gardner Lewis Investment Trust and Gardner Lewis Asset Management, as Advisor.^2

(d)(3) Investment Advisory Agreement for The Chesapeake Core Growth Fund between the Gardner Lewis Investment Trust and Gardner Lewis Asset Management, as Advisor.^10

(e)(1) Distribution Agreement for The Chesapeake Aggressive Growth Fund between the Gardner Lewis Investment Trust and Capital Investment Group, Inc., as Distributor.^3

(e)(2) Distribution Agreement for The Chesapeake Growth Fund between the Gardner Lewis Investment Trust and Capital Investment Group, Inc., as Distributor.^2

(e)(3) Distribution Agreement for The Chesapeake Core Growth Fund between the Gardner Lewis Investment Trust and Capital Investment Group, Inc., as Distributor.^10

(f)       Not Applicable.

(g) Custodian Agreement between the Registrant and First Union National Bank, as Custodian.^15

(h)(1)    Fund   Accounting,   Dividend   Disbursing   &   Transfer   Agent  and
          Administration Agreement between the Gardner Lewis Investment Trust and The Nottingham Company, Inc., as Administrator.^1

(h)(2) Amendment to the Fund Accounting, Dividend Disbursing & Transfer Agent and Administration Agreement between the Gardner Lewis Investment Trust and The Nottingham Company, Inc., as Administrator.^6

(h)(3) Amendment to the Fund Accounting, Dividend Disbursing & Transfer Agent and Administration Agreement between the Gardner Lewis Investment Trust and The Nottingham Company, Inc., as Administrator.^7

(h)(4) Amendment to the Fund Accounting, Dividend Disbursing & Transfer Agent and Administration Agreement between the Gardner Lewis Investment Trust and The Nottingham Company, Inc., as Administrator.^10

(h)(5) Amendment to the Fund Accounting, Dividend Disbursing & Transfer Agent and Administration Agreement between the Gardner Lewis Investment Trust and The Nottingham Company, Inc., as Administrator.^11

(h)(6) Fund Accounting and Compliance Administration Agreement between the Gardner Lewis Investment Trust and The Nottingham Company, Inc., as Administrator.^12

(h)(7)    Amendment  to  the  Fund  Accounting  and  Compliance   Administration
          Agreement   between  the  Gardner  Lewis   Investment  Trust  and  The
          Nottingham Company, Inc., as Administrator.^15

(h)(8)    Amended and Restated Fund  Accounting  and  Compliance  Administration
          Agreement   between  the  Gardner  Lewis   Investment  Trust  and  The
          Nottingham Company, Inc., as Administrator.

(h)(9) Dividend Disbursing and Transfer Agent Agreement between the Gardner Lewis Investment Trust and NC Shareholder Services, LLC, as Transfer Agent.^12

(h)(10)   Amendment to the Dividend  Disbursing  and  Transfer  Agent  Agreement
          between  the  Gardner  Lewis   Investment  Trust  and  NC  Shareholder
          Services, LLC, as Transfer Agent.^15

(h)(11) Expense Limitation Agreement between Gardner Lewis Investment Trust and Gardner Lewis Asset Management with respect to The Chesapeake Core Growth Fund.^13

(h)(12) Amended and Restated Expense Limitation Agreement between Gardner Lewis Investment Trust and Gardner Lewis Asset Management with respect to The Chesapeake Core Growth Fund.

(i)(1)    Opinion and Consent of Counsel.^11

(i)(2) Consent of Dechert, Counsel, with respect to Post-Effective Amendment No. 19.^12

(i)(3) Consent of Dechert, Counsel, with respect to Post-Effective Amendment No. 20.^13

(i)(4) Consent of Dechert, Counsel, with respect to Post-Effective Amendment No. 21.^14

(i)(5) Consent of Dechert, Counsel, with respect to Post-Effective Amendment No. 22.^15

(i)(6) Consent of Parker, Poe, Adams & Bernstein L.L.P., Counsel, with respect to Post-Effective Amendment No.^23.

(j)(1) Consent of Deloitte & Touche LLP, Independent Public Accountants, with respect to The Chesapeake Aggressive Growth Fund.^15

(j)(2) Consent of Deloitte & Touche LLP, Independent Public Accountants, with respect to The Chesapeake Growth Fund.

(j)(3) Consent of Deloitte & Touche LLP, Independent Public Accountants, with respect to The Chesapeake Core Growth Fund.

(k)       Not applicable.

(l)       Not applicable.

(m) Distribution Plan under Rule 12b-1 for the Gardner Lewis Investment Trust regarding the Chesapeake Growth Fund Class A Investor Shares.^5

(n)       Amended and Restated Rule 18f-3 Multi-Class Plan.^12

(p)(1)    Code of Ethics for the Gardner Lewis Investment Trust.^14

(p)(2)    Code of Ethics for Gardner Lewis Asset Management.^14

(p)(3)    Amendment to Code of Ethics for Gardner Lewis Asset Management.

(q)       Copy of Powers of Attorney.^8

-----------------------

1. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 4 on Form N-1A filed on December 21, 1993 (File No. 33-53800).

2. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 5 on Form N-1A filed on January 27, 1994 (File No. 33-53800).

3. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 6 on Form N-1A filed on November 16, 1994 (File No. 33-53800).

4. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 7 on Form N-1A filed on February 3, 1995 (File No. 33-53800).

5. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 8 on Form N-1A filed on February 7, 1995 (File No. 33-53800).

6. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 9 on Form N-1A filed on October 26, 1995 (File No. 33-53800).

7. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 11 on Form N-1A filed on July 8, 1996 (File No. 33-53800).

8. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 12 on Form N-1A filed on December 11, 1996 (File No. 33-53800).

9. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 13 on Form N-1A filed on June 30, 1997 (File No. 33-53800).

10. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 14 on Form N-1A filed on September 3, 1997 (File No. 33-53800).

11. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 15 on Form N-1A filed on October 9, 1997 (File No. 33-53800).

12. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 19 on Form N-1A filed on April 30, 1999 (File No. 33-53800).

13. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 20 on Form N-1A filed on January 3, 2000 (File No. 33-53800).

14. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 21 on Form N-1A filed on June 30, 2000 (File No. 33-53800).

15. Incorporated herein by reference to Registrant's Registration Statement Post-Effective Amendment No. 22 on Form N-1A filed on January 2, 2001 (File No. 33-53800).



ITEM 24.  Persons Controlled by or Under Common Control with the Registrant

          No  person  is  controlled  by  or  under  common   control  with  the
          Registrant.


ITEM 25. Indemnification

          The Amended and Restated Declaration of Trust and Bylaws of the Registrant contain provisions covering indemnification of the officers and trustees. The following are summaries of the applicable provisions.

          The Registrant's Declaration of Trust provides that every person who is or has been a trustee, officer, employee or agent of the Registrant and every person who serves at the trustees' request as director, officer, employee or agent of another enterprise will be indemnified by the Registrant to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he becomes involved as a party or otherwise or is threatened by virtue of his being or having been a trustee, officer, employee or agent of the Registrant or of another enterprise at the request of the Registrant and against amounts paid or incurred by him in the compromise or settlement thereof.

          No indemnification will be provided to a trustee or officer: (i) against any liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct"); (ii) with respect to any matter as to which he shall, by the court or other body by or before which the proceeding was brought or engaged, have been finally adjudicated to be liable by reason of disabling conduct; (iii) in the absence of a final adjudication on the merits that such trustee or officer did not engage in disabling conduct, unless a reasonable determination, based upon a review of the facts that the person to be indemnified is not liable by reason of such conduct, is made by vote of a majority of a quorum of the trustees who are neither interested persons nor parties to the proceedings, or by independent legal counsel, in a written opinion.

          The rights of indemnification may be insured against by policies maintained by the Registrant, will be severable, will not affect any other rights to which any trustee, officer, employee or agent may now or hereafter be entitled, will continue as to a person who has ceased to be such trustee, officer, employee, or agent and will inure to the benefit of the heirs, executors and administrators of such a person; provided, however, that no person may satisfy any right of indemnity or reimbursement except out of the property of the Registrant, and no other person will be personally liable to provide indemnity or reimbursement (except an insurer or surety or person otherwise bound by contract).

          Article XIV of the Registrant's Bylaws provides that the Registrant will indemnify each trustee and officer to the full extent permitted by applicable federal, state and local statutes, rules and regulations and the Declaration of Trust, as amended from time to time. With respect to a proceeding against a trustee or officer brought by or on behalf of the Registrant to obtain a judgment or decree in its favor, the Registrant will provide the officer or trustee with the same indemnification, after the same determination, as it is required to provide with respect to a proceeding not brought by or on behalf of the Registrant.

          This indemnification will be provided with respect to an action, suit proceeding arising from an act or omission or alleged act or omission, whether occurring before or after the adoption of Article XIV of the Registrant's Bylaws.


ITEM 26.  Business and other Connections of the Investment Advisor


          See the section entitled "Management of the Fund" in the Statement of Additional Information for each fund and the Investment Advisor's Form ADV filed with the Commission, which is hereby incorporated by reference, for the activities and affiliations of the officers and directors of the Investment Advisor who serves the same roles for the Registrant. Except as so provided, to the knowledge of Registrant, none of the directors or executive officers of the Investment Advisor is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature. The Investment Advisor currently serves as investment advisor to numerous institutional and individual clients.


ITEM 27.  Principal Underwriter

(a) Capital Investment Group, Inc. is underwriter and distributor for The Chesapeake Aggressive Growth Fund, The Chesapeake Growth Fund, The Chesapeake Core Growth Fund, Capital Value Fund, The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, EARNEST Partners Fixed Income Trust, WST Growth Fund, SCM Strategic Growth Fund, Wisdom Fund, The Hillman Aggressive Equity Fund, and The Hillman Total Return Fund.

(b)


NAME AND PRINCIPAL      POSITION(S) AND OFFICE(S) WITH    POSITION(S) AND OFFICE(S)
BUSINESS ADDRESS        CAPITAL INVESTMENT GROUP, INC.    WITH REGISTRANT

Richard K. Bryant       President                         None
17 Glenwood Avenue
Raleigh, N.C. 27622

E.O. Edgerton, Jr.      Vice President                    None
17 Glenwood Avenue
Raleigh, N.C.  27622

Delia Zimmerman         Secretary                         None
17 Glenwood Avenue
Raleigh, N.C.  27622

Con T. McDonald         Assistant Vice-President          None
17 Glenwood Avenue
Raleigh, N.C.  27622

W. Harold Eddins, Jr.   Assistant Vice-President          None
17 Glenwood Avenue
Raleigh, N.C.  27622

Richard S. Battle       Assistant Vice-President          None
17 Glenwood Avenue
Raleigh, N.C.  27622


(c)

  -------------------------------- ------------------ -------------------- ----------------- ------------------
                                   Net Underwriting
                                   Discounts and      Compensation on
                                   Commissions*       Redemption and       Brokerage         Other
  Name of Principal Underwriter                       Repurchases          Commissions       Compensation
  -------------------------------- ------------------ -------------------- ----------------- ------------------
  Capital Investment Group, Inc.        $1,434        None                 None              None
  -------------------------------- ------------------ -------------------- ----------------- ------------------

* Total for The Chesapeake Aggressive Growth Fund and The Chesapeake Growth Fund for their fiscal years ended August 31, 2000 and February 28, 2001, respectively.


ITEM 28.  Location of Accounts and Records

          All account books and records not normally held by First Union National Bank, the Custodian to the Registrant, are held by the Registrant in the offices of The Nottingham Company, Fund Accountant and Administrator; NC Shareholder Services, Transfer Agent to the Registrant; or by Gardner Lewis Asset Management, the Advisor to the Registrant.

          The address of The Nottingham Company is 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069. The address of NC Shareholder Services is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365. The address of Gardner Lewis Asset Management is 285 Wilmington-West Chester Pike, Chadds Ford, Pennsylvania 19317. The address of First Union National Bank is 123 South Broad Street, Philadelphia, Pennsylvania 19109.

ITEM 29. Management Services

          The substantive provisions of the Amended and Restated Fund Accounting and Compliance Administration Agreement and the Dividend Disbursing & Transfer Agent Agreement between the Registrant and The Nottingham Company and NC Shareholder Services, respectively, are discussed in Part B hereof.


ITEM 30. Undertakings

          None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 23 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 28th day of June, 2001.


GARDNER LEWIS INVESTMENT TRUST


By:       /s/ C. Frank Watson, III
         -------------------------
         C. Frank Watson, III
         Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 23 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


                     *                          Trustee
----------------------------------------------
Jack E. Brinson                    Date


                     * Trustee and Chairman, ---------------------------------------------- (Principal Executive Officer)
W. Whitfield Gardner               Date


                     *                          Trustee
----------------------------------------------
Steve J. Kneeley                   Date


/s/ Julian G. Winters        June   28, 2001    Treasurer
----------------------------------------------
Julian G. Winters                  Date


* By:      /s/ C. Frank Watson, III             Dated: June 28, 2001
      ------------------------------
         C. Frank Watson, III
         Attorney-in-Fact

                         GARDNER LEWIS INVESTMENT TRUST
                                  EXHIBIT INDEX
                      (FOR POST-EFFECTIVE AMENDMENT NO. 23)
                      -------------------------------------


EXHIBIT NO.
UNDER PART C
OF FORM N-1A                        DESCRIPTION
-------------           -----------------------------------
(h)(8) Amended and Restated Fund Accounting and Compliance Administration Agreement between the Registrant and The Nottingham Company, Inc.

(h)(12) Amended and Restated Expense Limitation Agreement between Gardner Lewis Investment Trust and Gardner Lewis Asset Management with respect to The Chesapeake Core Growth Fund.

(i)(6)    Consent of Parker, Poe, Adams & Bernstein L.L.P., Counsel

(j)(2) Consent of Deloitte & Touche LLP, Independent Public Accountants, with respect to The Chesapeake Growth Fund

(j)(3) Consent of Deloitte & Touche LLP, Independent Public Accountants, with respect to The Chesapeake Core Growth Fund

(p)(3)    Amendment to the Code of Ethics for Gardner Lewis Asset Management